FINANCIAL STATEMENTS

Variable Annuity Account A

Year Ended December 31, 2024

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2024, and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 25, 2025

Appendix

Subaccounts listed that comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets
AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2024

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2024

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2024

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2024

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2024

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2024

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2024

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2024

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2024

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2024

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2024

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2024

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2024

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2024

American Funds IS® Growth	For each of the two years in the period ended December 31, 2024

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2024

American Funds IS® International	For each of the two years in the period ended December 31, 2024

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2024

American Funds IS® New World	For each of the two years in the period ended December 31, 2024

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2024

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2024

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2024

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2024

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2024

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2024

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2024

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2024

Delaware VIP Global Equity	For the period from January 1, 2024 through April 26, 2024 (closing of operations) and the year ended December 31, 2023

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2024

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2024

Donoghue Forlines Dividend VIT Fund	For each of the two years in the period ended December 31, 2024

DWS Core Equity VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS Global Small Cap VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2024

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2024

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2024

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2024

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2024

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2024

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2024

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Guggenheim VIF Long Short Equity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2024

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2024

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2024

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2024

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2024

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2024

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2024

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2024

Invesco V.I. Equally-Weighted S&P 500	For each of the two years in the period ended December 31, 2024

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2024

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2024

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2024

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2024

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2024

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2024

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2024

LVIP American Century Disciplined Core Value	For each of the two years in the period ended December 31, 2024

LVIP American Century Inflation Protection	For each of the two years in the period ended December 31, 2024

LVIP American Century International	For each of the two years in the period ended December 31, 2024

LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2024

LVIP American Century Value	For each of the two years in the period ended December 31, 2024

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2024

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2024

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2024

Macquarie VIP Asset Strategy	For each of the two years in the period ended December 31, 2024

Macquarie VIP Balanced	For each of the two years in the period ended December 31, 2024

Macquarie VIP Energy	For each of the two years in the period ended December 31, 2024

Macquarie VIP Global Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP High Income	For each of the two years in the period ended December 31, 2024

Macquarie VIP International Core Equity	For each of the two years in the period ended December 31, 2024

Macquarie VIP Limited-Term Bond Series	For each of the two years in the period ended December 31, 2024

Macquarie VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP Natural Resources	For each of the two years in the period ended December 31, 2024

Macquarie VIP Science and Technology	For each of the two years in the period ended December 31, 2024

Macquarie VIP Small Cap Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP Smid Cap Core	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2024

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2024

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2024

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2024

MFS® VIT Research	For each of the two years in the period ended December 31, 2024

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2024

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Growth Series	For each of the two years in the period ended December 31, 2024

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2024

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2024

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2024

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2024

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2024

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2024

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2024

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2024

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2024

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2024

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2024

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2024

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2024

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2024

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2024

Putnam VT Core Equity Fund	For each of the two years in the period ended December 31, 2024

Putnam VT Large Cap Growth Fund	For each of the two years in the period ended December 31, 2024

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2024

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2024

Rydex VIF Banking	For each of the two years in the period ended December 31, 2024

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2024

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2024

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2024

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2024

Rydex VIF Energy	For each of the two years in the period ended December 31, 2024

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2024

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2024

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2024

Rydex VIF Internet	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2024

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2024

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2024

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Nova	For each of the two years in the period ended December 31, 2024

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2024

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2024

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2024

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2024

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Technology	For each of the two years in the period ended December 31, 2024

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2024

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2024

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2024

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2024

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2024

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2024

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2024

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2024

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2024

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2024

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2024

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2024

Vanguard® VIF International	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2024

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2024

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2024

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2024

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2024

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2024

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2024

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2024

Variable Annuity Account A

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	—	$—	$—	$—	$—	—	$18.79	$18.79
AB VPS Relative Value Portfolio	1,261	37,314	38,939	—	38,939	2,175	17.91	17.91
AFIS Capital World Growth and Income	11,995	172,652	180,887	—	180,887	12,113	14.08	15.72
AFIS U.S. Government Securities	86,033	999,350	812,155	—	812,155	115,047	6.93	7.74
AFIS Washington Mutual Investors	63,459	848,915	1,036,916	—	1,036,916	56,358	17.96	20.06
Alger Capital Appreciation (e)	7,265	565,251	746,316	—	746,316	22,311	32.85	43.28
Alger Large Cap Growth	160	9,185	14,230	—	14,230	979	14.54	14.92
Allspring Opportunity VT	5,221	125,536	140,239	—	140,239	5,310	26.41	26.41
Allspring VT Discovery All Cap Growth Fund	3,936	110,849	108,109	—	108,109	4,670	23.15	23.15
ALPS/Alerian Energy Infrastructure	7,945	99,376	113,454	—	113,454	9,526	11.90	13.46
American Funds IS® Asset Allocation	23,698	571,303	602,177	—	602,177	41,442	14.12	15.77
American Funds IS® Capital World Bond	9,829	114,236	92,096	—	92,096	14,198	5.87	6.56
American Funds IS® Global Growth	10,229	320,969	367,529	—	367,529	20,442	17.57	19.62
American Funds IS® Global Small Capitalization	633	17,079	10,773	—	10,773	992	10.87	10.87
American Funds IS® Growth	5,858	566,341	716,889	—	716,889	23,306	30.74	34.32
American Funds IS® Growth-Income	6,920	350,987	464,588	—	464,588	21,722	20.95	23.39
American Funds IS® International	4,965	96,522	86,687	—	86,687	9,680	8.72	9.73
American Funds IS® International Growth and Income	28,658	306,269	279,133	—	279,133	29,933	8.44	9.43
American Funds IS® New World	5,295	131,707	138,187	—	138,187	13,038	10.33	11.53
BlackRock Advantage Large Cap Core V.I.	1,400	35,595	34,863	—	34,863	1,457	23.93	30.65
BlackRock Basic Value V.I.	1,578	21,534	20,157	—	20,157	1,343	15.01	15.01
BlackRock Equity Dividend V.I.	21,367	230,356	224,778	—	224,778	13,539	16.59	16.59
BlackRock Global Allocation V.I.	7,873	110,558	101,478	—	101,478	9,259	10.97	12.54
BlackRock High Yield V.I.	72,573	518,184	500,755	2,717	503,472	45,888	10.36	11.71
BlackRock Large Cap Focus Growth V.I.	7,716	139,833	172,446	—	172,446	5,324	32.34	32.34
BNY Mellon IP Small Cap Stock Index	6,293	114,600	122,026	—	122,026	6,423	16.06	20.59
BNY Mellon IP Technology Growth	7,506	169,904	236,902	—	236,902	7,791	30.40	35.46
BNY Mellon VIF Appreciation	307	13,661	10,941	—	10,941	531	20.58	20.58
Delaware VIP Global Equity (c)	—	—	—	—	—	—	13.12	13.12
Dimensional VA Global Moderate Allocation	2,860	47,245	46,759	—	46,759	3,938	11.87	11.87
Dimensional VA International Small Portfolio	20,516	235,411	237,782	—	237,782	18,528	11.21	13.21
Dimensional VA International Value Portfolio	76,094	1,013,851	1,038,679	—	1,038,679	86,225	10.53	12.08
Dimensional VA Short-Term Fixed Portfolio	20,519	209,780	206,626	—	206,626	27,002	7.65	7.65
Dimensional VA U.S. Large Value Portfolio	11,454	298,743	372,835	—	372,835	20,630	16.14	20.93
Dimensional VA U.S. Targeted Value Portfolio	15,406	310,620	347,718	—	347,718	15,628	16.91	22.42
Donoghue Forlines Dividend VIT Fund	731	11,129	11,613	—	11,613	1,255	9.25	9.25
DWS Core Equity VIP (d)	—	—	—	—	—	—	23.38	23.38
DWS Global Small Cap VIP (d)	—	—	—	—	—	—	10.01	10.01
DWS Small Mid Cap Value VIP	30,527	391,012	421,577	—	421,577	29,288	14.40	14.40
Eaton Vance VT Floating-Rate Income	25,022	222,066	215,438	—	215,438	20,990	10.26	10.26

(c)	Merger. See Note 1.
(d)	Liquidation. See Note 1.
(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Federated Hermes Fund for U.S. Government Securities II	17,155	$179,774	$155,592	$—	$155,592	23,821	$6.36	$7.75
Federated Hermes High Income Bond II	47,504	282,984	267,923	—	267,923	21,756	9.68	14.31
Fidelity® VIP Balanced	38,531	755,756	912,794	—	912,794	51,019	17.56	21.12
Fidelity® VIP Contrafund	39,100	1,651,246	2,170,046	—	2,170,046	75,872	26.33	38.36
Fidelity® VIP Disciplined Small Cap	2,523	41,694	47,409	—	47,409	2,486	15.98	21.79
Fidelity® VIP Emerging Markets	25,157	271,099	288,546	—	288,546	24,277	11.38	12.10
Fidelity® VIP Growth & Income	20,115	427,101	591,973	—	591,973	22,683	20.96	30.67
Fidelity® VIP Growth Opportunities	23,509	1,089,853	1,888,961	—	1,888,961	40,531	39.44	50.71
Fidelity® VIP High Income	8,051	39,130	35,989	—	35,989	3,793	9.27	10.36
Fidelity® VIP Index 500	2,403	834,972	1,348,814	—	1,348,814	51,048	25.02	29.94
Fidelity® VIP Investment Grade Bond	47,576	600,149	505,260	—	505,260	61,128	7.56	9.34
Fidelity® VIP Mid Cap	2,120	73,964	75,213	—	75,213	3,761	17.28	20.71
Fidelity® VIP Overseas	4,914	107,486	123,593	—	123,593	10,131	11.65	12.92
Fidelity® VIP Real Estate	3,547	66,289	61,254	—	61,254	5,010	10.40	14.02
Fidelity® VIP Strategic Income	18,308	203,517	193,514	—	193,514	21,804	8.81	10.12
Franklin DynaTech VIP	1,049	6,695	5,845	—	5,845	236	24.78	29.61
Franklin Growth and Income VIP Fund	52,356	485,799	373,296	—	373,296	18,647	17.70	23.71
Franklin Income VIP Fund	18,606	277,983	267,186	—	267,186	23,739	11.19	13.65
Franklin Large Cap Growth VIP Fund	22,395	474,548	464,911	—	464,911	18,136	24.57	31.86
Franklin Mutual Global Discovery VIP Fund	7,842	150,813	137,554	—	137,554	9,232	12.33	15.79
Franklin Mutual Shares VIP Fund	4,190	79,407	68,676	—	68,676	4,229	12.42	16.24
Franklin Rising Dividends VIP Fund	26,311	716,221	738,808	—	738,808	29,644	19.46	27.10
Franklin Small Cap Value VIP Fund	36,759	516,127	526,387	—	526,387	29,182	15.23	20.04
Franklin Small-Mid Cap Growth VIP Fund	25,639	410,591	379,198	—	379,198	18,118	18.07	42.20
Franklin Strategic Income VIP Fund	3,740	37,028	33,475	—	33,475	4,366	7.67	7.67
Franklin U.S. Government Securities VIP Fund	44,915	498,287	457,234	—	457,234	64,743	6.60	7.18
Goldman Sachs VIT International Equity Insights	891	7,154	7,880	—	7,880	704	11.14	11.14
Goldman Sachs VIT Mid Cap Growth Fund	36,456	488,141	401,382	—	401,382	16,249	19.88	26.20
Goldman Sachs VIT Mid Cap Value	13,445	222,644	229,915	—	229,915	13,453	15.74	20.58
Guggenheim VIF Floating Rate Strategies	6,207	159,216	154,730	—	154,730	16,552	9.24	10.31
Guggenheim VIF Global Managed Futures Strategy	3,712	61,711	61,397	—	61,397	11,193	5.17	7.43
Guggenheim VIF High Yield	750	21,819	18,623	—	18,623	1,879	9.90	11.78
Guggenheim VIF Long Short Equity (d)	—	—	—	—	—	—	9.55	9.81
Guggenheim VIF Multi-Hedge Strategies	744	18,177	17,653	—	17,653	2,451	5.34	7.46
Guggenheim VIF Total Return Bond	80,804	1,158,069	1,153,882	—	1,153,882	124,154	8.56	9.41
Invesco Oppenheimer V.I. International Growth Fund	59,320	134,390	116,268	—	116,268	10,471	9.43	11.80
Invesco V.I. American Franchise Series I	1,396	86,727	111,046	—	111,046	5,056	21.96	21.96
Invesco V.I. American Value	944	15,610	16,355	—	16,355	963	16.99	16.99
Invesco V.I. Balanced-Risk Allocation	2,003	20,254	16,565	—	16,565	1,623	10.21	10.21
Invesco V.I. Comstock	—	—	—	—	—	—	17.48	17.48
Invesco V.I. Core Equity	2,517	80,352	84,031	—	84,031	3,714	22.63	22.63

(d)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Discovery Mid Cap Growth	74	$5,070	$4,957	$—	$4,957	267	$18.54	$18.54
Invesco V.I. Equally-Weighted S&P 500	669	17,708	18,216	—	18,216	1,651	11.03	11.33
Invesco V.I. Equity and Income	1,392	24,842	24,123	—	24,123	1,742	13.86	13.86
Invesco V.I. EVQ International Equity Fund	6,322	205,463	207,930	—	207,930	21,073	9.71	10.74
Invesco V.I. Global	4,138	161,302	159,973	—	159,973	8,226	17.21	21.09
Invesco V.I. Global Real Estate	1,392	22,060	18,168	—	18,168	1,879	9.67	9.67
Invesco V.I. Global Strategic Income	22,790	113,653	100,731	—	100,731	14,061	7.12	8.06
Invesco V.I. Government Securities	57	584	580	—	580	93	6.25	6.25
Invesco V.I. Health Care	2,471	66,852	61,038	—	61,038	4,569	13.34	13.34
Invesco V.I. Main Street Mid Cap Fund®	8,933	92,983	95,492	—	95,492	6,196	14.35	17.91
Invesco V.I. Main Street Small Cap Fund®	9,417	233,112	268,302	—	268,302	14,149	17.50	20.33
Invesco V.I. Small Cap Equity	2,424	41,361	42,036	—	42,036	2,857	14.72	18.77
Janus Henderson VIT Enterprise	3,918	257,926	292,762	—	292,762	11,914	23.61	31.40
Janus Henderson VIT Forty	1,605	70,911	81,952	—	81,952	2,600	31.52	31.52
Janus Henderson VIT Overseas	8,495	317,706	354,834	—	354,834	42,800	8.06	9.96
Janus Henderson VIT Research	2,136	79,910	120,562	—	120,562	3,402	28.98	37.59
Lord Abbett Series Bond-Debenture VC	33,937	401,234	352,945	—	352,945	36,583	9.46	11.54
Lord Abbett Series Developing Growth VC	3,349	109,607	97,890	—	97,890	5,296	16.71	22.91
Lord Abbett Series Growth and Income VC	2,836	103,727	113,222	—	113,222	6,629	17.08	17.08
Lord Abbett Series Growth Opportunities VC	—	—	—	—	—	—	21.15	21.15
LVIP American Century Disciplined Core Value (b)	9,366	80,906	80,224	—	80,224	3,527	16.18	22.75
LVIP American Century Inflation Protection (b)	5,005	52,633	45,864	—	45,864	6,048	7.58	7.58
LVIP American Century International (b)	2,827	32,094	30,183	—	30,183	2,977	10.14	10.14
LVIP American Century Mid Cap Value (b)(e)	2,386	45,707	46,952	—	46,952	2,371	16.09	22.12
LVIP American Century Value (b)	5,282	57,303	64,679	—	64,679	3,455	15.87	22.06
LVIP JPMorgan Core Bond Fund	2,981	31,961	28,248	—	28,248	3,951	7.15	7.15
LVIP JPMorgan Small Cap Core Fund	2,614	56,392	55,941	—	55,941	3,788	14.71	14.71
LVIP JPMorgan US Equity Fund	453	19,378	19,791	—	19,791	748	26.46	26.46
Macquarie VIP Asset Strategy (b)	60,130	510,708	558,609	—	558,609	50,677	11.02	13.09
Macquarie VIP Balanced (b)	6,569	45,137	40,468	—	40,468	2,858	14.16	14.16
Macquarie VIP Energy (b)	1,055	5,586	4,936	—	4,936	1,014	4.82	4.88
Macquarie VIP Global Growth (b)	44,919	198,604	163,953	—	163,953	9,475	16.66	19.25
Macquarie VIP Growth (b)	5,300	48,045	56,653	—	56,653	1,299	43.13	43.94
Macquarie VIP High Income (b)	7,623	26,214	22,336	—	22,336	1,766	9.67	12.65
Macquarie VIP International Core Equity (b)	2,353	39,866	38,880	—	38,880	3,661	10.62	10.62
Macquarie VIP Limited-Term Bond Series (b)	—	—	—	—	—	—	7.98	7.98
Macquarie VIP Mid Cap Growth (b)	53,460	525,146	530,857	—	530,857	23,366	18.65	23.35
Macquarie VIP Natural Resources (b)	861	3,515	3,832	—	3,832	686	5.57	5.57
Macquarie VIP Science And Technology (b)	4,754	123,310	138,299	—	138,299	4,117	27.10	39.73
Macquarie VIP Small Cap Growth (b)	9,244	75,053	60,734	—	60,734	4,092	14.82	14.82

(b)	Name change. See Note 1.
(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Macquarie VIP Smid Cap Core (b)	258	$3,654	$3,379	$—	$3,379	214	$15.82	$19.62
MFS® VIT Global Tactical Allocation	—	—	—	—	—	—	9.11	9.11
MFS® VIT II Research International	3,277	54,207	55,252	—	55,252	5,548	9.94	9.94
MFS® VIT International Intrinsic Value	4,963	127,360	144,770	—	144,770	11,191	12.45	13.90
MFS® VIT New Discovery	32,564	346,197	350,061	—	350,061	18,871	15.00	18.78
MFS® VIT Research	1,569	44,838	54,602	—	54,602	2,540	21.49	21.49
MFS® VIT Total Return	1,630	37,037	36,905	—	36,905	2,907	12.69	12.69
MFS® VIT Utilities	853	26,093	28,500	—	28,500	2,208	12.91	17.04
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,776	21,960	27,314	—	27,314	1,856	14.71	14.71
Morningstar Balanced ETF Asset Allocation Portfolio	90,924	980,998	1,013,806	—	1,013,806	88,924	11.38	13.02
Morningstar Conservative ETF Asset Allocation Portfolio	73,764	810,589	752,393	—	752,393	93,201	8.07	8.07
Morningstar Growth ETF Asset Allocation Portfolio	22,016	244,299	271,901	—	271,901	20,504	13.27	13.27
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,273	51,841	54,524	—	54,524	5,350	9.67	11.06
NAA All Cap Value Series (b)	3,813	122,548	128,942	—	128,942	6,886	16.14	30.38
NAA Large Cap Value Series (b)	5,167	207,390	214,448	—	214,448	7,307	29.35	29.35
NAA Large Growth Series (b)	3,081	63,149	75,359	—	75,359	2,090	34.38	39.90
NAA Mid Growth Series (b)	518	23,250	27,070	—	27,070	635	42.65	42.65
NAA Small Cap Value Series (b)	752	32,453	33,320	—	33,320	1,178	20.51	36.09
NAA Smid-Cap Value Series (b)	626	45,667	47,319	—	47,319	1,442	31.89	35.76
NAA World Equity Income Series (b)	3,385	41,953	50,196	—	50,196	3,028	16.58	16.58
Neuberger Berman AMT Sustainable Equity	12,117	346,360	483,825	—	483,825	24,573	16.34	27.72
PIMCO VIT All Asset	3,058	30,572	27,338	—	27,338	2,909	9.41	10.81
PIMCO VIT CommodityRealReturn Strategy	23,673	152,013	131,620	—	131,620	28,491	4.59	5.56
PIMCO VIT Emerging Markets Bond	23,997	281,553	255,329	—	255,329	25,630	8.50	10.07
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	575	6,807	5,311	—	5,311	577	6.60	9.21
PIMCO VIT High Yield	—	—	—	—	—	—	18.19	18.19
PIMCO VIT International Bond Portfolio (Unhedged)	7,787	68,891	55,055	—	55,055	9,211	5.66	6.09
PIMCO VIT Low Duration Administrative	82,108	784,304	791,519	—	791,519	112,190	7.04	7.04
PIMCO VIT Low Duration Advisor	29,394	298,421	283,355	—	283,355	40,198	6.91	7.49
PIMCO VIT Real Return Administrative	21,770	280,788	250,568	—	250,568	29,329	8.50	8.50
PIMCO VIT Real Return Advisor	13,589	166,116	156,408	—	156,408	19,161	7.47	8.52
PIMCO VIT Short-Term	61,302	629,137	632,640	—	632,640	77,093	7.65	8.47
PIMCO VIT Total Return Administrative	38,502	400,351	348,061	—	348,061	41,579	8.35	8.35
PIMCO VIT Total Return Advisor	49,724	520,956	449,509	—	449,509	59,155	7.29	8.28
Pioneer Bond VCT	17,527	184,014	164,574	—	164,574	21,418	7.69	7.69
Pioneer Equity Income VCT	1,142	22,608	15,212	—	15,212	957	15.89	15.89
Pioneer Strategic Income VCT	8,835	88,862	78,014	—	78,014	9,691	8.05	8.05
Putnam VT Core Equity Fund	4,109	94,372	92,072	—	92,072	3,455	26.65	26.65
Putnam VT Large Cap Growth Fund	25,304	240,012	435,236	—	435,236	12,128	35.90	44.04
Putnam VT Large Cap Value	25,151	661,559	815,406	—	815,406	34,918	20.87	26.04
Putnam VT Small Cap Growth	1,658	27,987	35,574	—	35,574	1,964	18.11	18.11

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Banking	652	$52,786	$75,793	$—	$75,793	6,947	$6.48	$12.43
Rydex VIF Basic Materials	996	83,415	97,811	—	97,811	6,726	12.25	15.21
Rydex VIF Biotechnology	2,684	237,977	200,857	—	200,857	13,199	12.50	27.04
Rydex VIF Commodities Strategy	500	41,610	44,467	—	44,467	16,690	1.74	3.91
Rydex VIF Consumer Products	781	50,102	54,888	—	54,888	4,228	11.43	19.38
Rydex VIF Dow 2x Strategy (e)	464	67,112	106,603	—	106,603	2,999	34.66	40.91
Rydex VIF Electronics	884	75,746	207,098	—	207,098	12,062	17.14	40.71
Rydex VIF Energy	538	121,403	129,216	—	129,216	18,363	5.47	7.80
Rydex VIF Energy Services	54	24,979	16,278	—	16,278	8,510	1.69	1.91
Rydex VIF Europe 1.25x Strategy (e)	—	23	26	—	26	4	6.09	6.09
Rydex VIF Financial Services	519	49,435	59,922	—	59,922	5,785	10.36	10.36
Rydex VIF Government Long Bond 1.2x Strategy (e)	377	9,345	6,855	—	6,855	1,120	6.12	6.12
Rydex VIF Health Care	1,885	128,174	149,066	—	149,066	8,812	15.86	22.79
Rydex VIF Internet	1,375	130,926	144,103	—	144,103	8,785	14.81	29.07
Rydex VIF Inverse Government Long Bond Strategy (e)	—	—	—	—	—	—	2.35	2.35
Rydex VIF Inverse Mid-Cap Strategy	—	—	—	—	—	—	0.56	0.56
Rydex VIF Inverse NASDAQ-100® Strategy	—	—	—	—	—	—	0.22	0.22
Rydex VIF Inverse Russell 2000® Strategy (e)	14	848	389	—	389	1,246	0.31	0.56
Rydex VIF Inverse S&P 500 Strategy (e)	126	4,466	2,878	—	2,878	4,884	0.59	0.59
Rydex VIF Japan 2x Strategy (e)	673	55,363	51,232	—	51,232	5,140	9.05	9.98
Rydex VIF Leisure	452	46,583	56,868	—	56,868	4,122	13.71	13.82
Rydex VIF Mid-Cap 1.5x Strategy (e)	305	75,934	72,112	—	72,112	3,411	20.03	34.36
Rydex VIF Money Market	5,325,747	5,325,747	5,325,747	—	5,325,747	979,887	4.51	6.64
Rydex VIF NASDAQ-100®	2,617	153,769	225,236	—	225,236	5,045	37.92	55.32
Rydex VIF NASDAQ-100® 2x Strategy (e)	56	6,380	10,380	—	10,380	106	97.52	97.52
Rydex VIF Nova (e)	208	24,697	44,184	—	44,184	1,345	29.37	34.79
Rydex VIF Precious Metals	3,151	100,906	126,831	—	126,831	13,707	5.35	9.68
Rydex VIF Real Estate	2,019	75,521	76,099	—	76,099	5,907	9.73	13.95
Rydex VIF Retailing	244	32,940	31,869	—	31,869	1,801	15.39	21.60
Rydex VIF Russell 2000® 1.5x Strategy (e)	15	1,191	1,129	—	1,129	59	19.07	19.07
Rydex VIF Russell 2000® 2x Strategy (e)	2	292	263	—	263	25	10.62	10.62
Rydex VIF S&P 500 2x Strategy (e)	593	144,253	286,725	—	286,725	5,826	39.36	49.39
Rydex VIF S&P 500 Pure Growth	3,052	156,996	170,359	—	170,359	7,922	18.76	22.99
Rydex VIF S&P 500 Pure Value	9,402	422,267	568,638	—	568,638	35,828	13.90	17.09
Rydex VIF S&P MidCap 400 Pure Growth	4,480	170,227	171,127	—	171,127	11,493	12.47	21.17
Rydex VIF S&P MidCap 400 Pure Value	3,907	172,055	197,521	—	197,521	10,331	16.24	21.49
Rydex VIF S&P SmallCap 600 Pure Growth	281	14,433	14,876	—	14,876	887	12.10	16.77
Rydex VIF S&P SmallCap 600 Pure Value	665	43,070	56,380	—	56,380	3,860	11.73	14.60
Rydex VIF Strengthening Dollar 2x Strategy (e)	99	4,801	5,279	—	5,279	1,061	4.95	4.95
Rydex VIF Technology	7,477	1,122,275	1,590,595	—	1,590,595	57,144	20.18	33.78
Rydex VIF Transportation	169	19,707	15,250	—	15,250	1,052	14.40	17.30

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Utilities	2,365	$71,996	$88,562	$—	$88,562	7,879	$9.97	$15.80
Rydex VIF Weakening Dollar 2x Strategy (e)	3	112	95	—	95	45	2.08	2.08
T. Rowe Price Blue Chip Growth	19,271	825,784	1,085,894	—	1,085,894	31,008	30.16	41.87
T. Rowe Price Equity Income	3,061	87,688	86,373	—	86,373	5,114	15.16	20.43
T. Rowe Price Health Sciences	5,853	269,331	278,704	—	278,704	11,539	20.22	34.80
T. Rowe Price Limited-Term Bond	21,860	103,275	102,088	—	102,088	13,888	7.08	7.58
Templeton Developing Markets VIP Fund	51,014	450,213	431,069	—	431,069	27,881	8.54	17.40
Templeton Foreign VIP Fund	12,205	166,694	167,936	—	167,936	17,140	7.79	13.59
Templeton Global Bond VIP Fund	6,707	103,642	76,324	—	76,324	14,576	5.12	5.86
VanEck VIP Global Gold	5,675	62,617	52,952	—	52,952	5,559	9.49	9.68
VanEck VIP Global Resources	359	8,839	8,633	—	8,633	1,508	4.65	5.73
Vanguard® VIF Balanced	7,970	179,779	197,417	—	197,417	13,127	14.15	15.94
Vanguard® VIF Capital Growth	2,293	102,878	116,828	—	116,828	5,863	19.92	19.92
Vanguard® VIF Conservative Allocation	8,418	203,935	209,853	—	209,853	20,054	10.27	11.57
Vanguard® VIF Diversified Value	50,531	736,349	841,345	—	841,345	45,663	16.36	18.42
Vanguard® VIF Equity Income	32,750	738,779	820,723	—	820,723	49,738	16.16	18.19
Vanguard® VIF Equity Index	35,315	1,884,345	2,547,644	—	2,547,644	108,453	21.09	23.75
Vanguard® VIF Global Bond Index	479	10,145	8,826	—	8,826	1,111	7.94	7.94
Vanguard® VIF Growth	8,056	207,803	271,003	—	271,003	11,610	23.34	23.34
Vanguard® VIF High Yield Bond	20,542	156,569	152,009	—	152,009	14,579	10.03	11.29
Vanguard® VIF International	27,803	724,052	711,767	—	711,767	45,611	14.20	15.99
Vanguard® VIF Mid-Cap Index	22,386	489,856	600,837	—	600,837	35,175	15.76	17.74
Vanguard® VIF Moderate Allocation	59,806	1,781,704	1,839,040	—	1,839,040	137,937	11.96	13.47
Vanguard® VIF Real Estate Index	9,284	111,661	108,998	—	108,998	9,591	10.48	11.80
Vanguard® VIF Short Term Investment Grade	84,200	856,693	877,360	—	877,360	103,575	7.94	8.94
Vanguard® VIF Small Company Growth (e)	3,828	80,873	74,691	—	74,691	4,923	14.85	16.72
Vanguard® VIF Total Bond Market Index	232,110	2,524,595	2,427,867	—	2,427,867	303,446	7.27	8.18
Vanguard® VIF Total International Stock Market Index	11,073	223,503	236,732	—	236,732	22,332	10.13	11.00
Vanguard® VIF Total Stock Market Index	35,425	1,541,533	1,989,465	—	1,989,465	90,112	20.18	22.73
Virtus Duff & Phelps Real Estate Securities Series	810	17,633	16,984	—	16,984	1,277	13.29	14.48
Virtus KAR Small-Cap Growth Series	10,721	359,973	272,629	—	272,629	9,608	27.50	30.70
Virtus Newfleet Multi-Sector Intermediate Bond Series	—	—	—	—	—	—	8.76	8.76
Virtus SGA International Growth Series	4,121	56,710	52,130	—	52,130	6,495	8.03	8.03
Voya MidCap Opportunities Portfolio	18,167	87,187	67,401	—	67,401	3,564	18.91	18.91
VY CBRE Global Real Estate Portfolio	1,115	12,725	11,227	—	11,227	1,127	8.87	10.13
VY CBRE Real Estate Portfolio	888	24,611	25,176	—	25,176	1,819	13.84	13.84

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Relative Value Portfolio	AFIS Capital World Growth and Income
Net assets as of December 31, 2022	$3,296	$31,823	$172,026

Investment income (loss):
Dividend distributions	28	419	2,585
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(408)	(1,074)

Net investment income (loss)	20	11	1,511

Increase (decrease) in net assets from operations:
Capital gain distributions	295	2,648	—
Realized capital gain (loss) on investments	(8)	(26)	(8,716)
Change in unrealized appreciation (depreciation)	235	650	35,489

Net gain (loss) on investments	522	3,272	26,773

Net increase (decrease) in net assets from operations	542	3,283	28,284

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(34)	—	(39,677)
Transfers between subaccounts, net	—	—	47
Maintenance charges and mortality adjustments	(20)	(66)	(232)

Increase (decrease) in net assets from contract transactions	(54)	(66)	(39,862)

Total increase (decrease) in net assets	488	3,217	(11,578)

Net assets as of December 31, 2023	$3,784	$35,040	$160,448

Investment income (loss):
Dividend distributions	—	483	2,685
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(483)	(1,248)

Net investment income (loss)	(3)	—	1,437

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,360	—
Realized capital gain (loss) on investments	(279)	27	35
Change in unrealized appreciation (depreciation)	255	2,588	19,201

Net gain (loss) on investments	(24)	3,975	19,236

Net increase (decrease) in net assets from operations	(27)	3,975	20,673

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,786)	—	—
Transfers between subaccounts, net	34	—	—
Maintenance charges and mortality adjustments	(5)	(76)	(234)

Increase (decrease) in net assets from contract transactions	(3,757)	(76)	(234)

Total increase (decrease) in net assets	(3,784)	3,899	20,439

Net assets as of December 31, 2024	$—	$38,939	$180,887

The accompanying notes are an integral part of these financial statements. 18

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	AFIS U.S. Government Securities	AFIS Washington Mutual Investors	Alger Capital Appreciation(e)
Net assets as of December 31, 2022	$701,493	$826,694	$680,978

Investment income (loss):
Dividend distributions	24,267	14,228	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,757)	(8,562)	(5,833)

Net investment income (loss)	15,510	5,666	(5,833)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,703	—
Realized capital gain (loss) on investments	(2,283)	(3,290)	(90,837)
Change in unrealized appreciation (depreciation)	(3,756)	113,986	331,124

Net gain (loss) on investments	(6,039)	118,399	240,287

Net increase (decrease) in net assets from operations	9,471	124,065	234,454

Contract owner transactions:
Variable annuity deposits	4,272	—	720
Terminations, withdrawals and annuity payments	(665)	(40,370)	(7,282)
Transfers between subaccounts, net	—	—	(387,149)
Maintenance charges and mortality adjustments	(1,139)	(1,129)	(980)

Increase (decrease) in net assets from contract transactions	2,468	(41,499)	(394,691)

Total increase (decrease) in net assets	11,939	82,566	(160,237)

Net assets as of December 31, 2023	$713,432	$909,260	$520,741

Investment income (loss):
Dividend distributions	30,654	14,357	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,812)	(10,374)	(7,577)

Net investment income (loss)	21,842	3,983	(7,577)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,240	—
Realized capital gain (loss) on investments	(11,711)	6,556	4,182
Change in unrealized appreciation (depreciation)	(16,564)	140,387	242,920

Net gain (loss) on investments	(28,275)	155,183	247,102

Net increase (decrease) in net assets from operations	(6,433)	159,166	239,525

Contract owner transactions:
Variable annuity deposits	1,872	—	720
Terminations, withdrawals and annuity payments	(41,849)	(29,865)	(14,029)
Transfers between subaccounts, net	146,258	(292)	(16)
Maintenance charges and mortality adjustments	(1,125)	(1,353)	(625)

Increase (decrease) in net assets from contract transactions	105,156	(31,510)	(13,950)

Total increase (decrease) in net assets	98,723	127,656	225,575

Net assets as of December 31, 2024	$812,155	$1,036,916	$746,316

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 19

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Alger Large Cap Growth	Allspring Opportunity VT	Allspring VT Discovery All Cap Growth Fund
Net assets as of December 31, 2022	$23,498	$119,192	$69,076

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(160)	(1,795)	(993)

Net investment income (loss)	(160)	(1,795)	(993)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,871	8,373
Realized capital gain (loss) on investments	(22)	337	(352)
Change in unrealized appreciation (depreciation)	7,634	19,014	14,719

Net gain (loss) on investments	7,612	30,222	22,740

Net increase (decrease) in net assets from operations	7,452	28,427	21,747

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(261)	(8,917)	—
Transfers between subaccounts, net	—	(2,585)	—
Maintenance charges and mortality adjustments	(89)	(206)	(161)

Increase (decrease) in net assets from contract transactions	(350)	(11,708)	(161)

Total increase (decrease) in net assets	7,102	16,719	21,586

Net assets as of December 31, 2023	$30,600	$135,911	$90,662

Investment income (loss):
Dividend distributions	—	67	—
Investment Expenses:
Mortality and expense risk and administrative charges	(205)	(1,997)	(1,278)

Net investment income (loss)	(205)	(1,930)	(1,278)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,114	4,943
Realized capital gain (loss) on investments	9,104	1,702	(111)
Change in unrealized appreciation (depreciation)	2,671	3,883	14,099

Net gain (loss) on investments	11,775	19,699	18,931

Net increase (decrease) in net assets from operations	11,570	17,769	17,653

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(27,359)	(10,338)	—
Transfers between subaccounts, net	(476)	(2,909)	—
Maintenance charges and mortality adjustments	(105)	(194)	(206)

Increase (decrease) in net assets from contract transactions	(27,940)	(13,441)	(206)

Total increase (decrease) in net assets	(16,370)	4,328	17,447

Net assets as of December 31, 2024	$14,230	$140,239	$108,109

The accompanying notes are an integral part of these financial statements. 20

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2022	$184,557	$591,459	$93,865

Investment income (loss):
Dividend distributions	2,419	13,187	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,145)	(6,303)	(356)

Net investment income (loss)	1,274	6,884	(356)

Increase (decrease) in net assets from operations:
Capital gain distributions	866	22,824	—
Realized capital gain (loss) on investments	3,909	(9,768)	(96)
Change in unrealized appreciation (depreciation)	10,718	60,722	5,611

Net gain (loss) on investments	15,493	73,778	5,515

Net increase (decrease) in net assets from operations	16,767	80,662	5,159

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,737)	(31,725)	—
Transfers between subaccounts, net	(117,453)	74,702	—
Maintenance charges and mortality adjustments	(299)	(1,885)	(24)

Increase (decrease) in net assets from contract transactions	(119,489)	41,092	(24)

Total increase (decrease) in net assets	(102,722)	121,754	5,135

Net assets as of December 31, 2023	$81,835	$713,213	$99,000

Investment income (loss):
Dividend distributions	1,508	12,275	1,794
Investment Expenses:
Mortality and expense risk and administrative charges	(580)	(6,714)	(352)

Net investment income (loss)	928	5,561	1,442

Increase (decrease) in net assets from operations:
Capital gain distributions	1,213	32,944	—
Realized capital gain (loss) on investments	9,438	1,954	(753)
Change in unrealized appreciation (depreciation)	3,682	53,109	(4,171)

Net gain (loss) on investments	14,333	88,007	(4,924)

Net increase (decrease) in net assets from operations	15,261	93,568	(3,482)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(19,158)	(45,743)	(3,356)
Transfers between subaccounts, net	35,618	(157,562)	(45)
Maintenance charges and mortality adjustments	(102)	(1,299)	(21)

Increase (decrease) in net assets from contract transactions	16,358	(204,604)	(3,422)

Total increase (decrease) in net assets	31,619	(111,036)	(6,904)

Net assets as of December 31, 2024	$113,454	$602,177	$92,096

The accompanying notes are an integral part of these financial statements. 21

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2022	$302,307	$80,362	$520,158

Investment income (loss):
Dividend distributions	2,234	23	1,064
Investment Expenses:
Mortality and expense risk and administrative charges	(3,390)	(1,059)	(7,093)

Net investment income (loss)	(1,156)	(1,036)	(6,029)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,513	1,112	35,224
Realized capital gain (loss) on investments	861	(1,918)	(260)
Change in unrealized appreciation (depreciation)	37,072	13,245	159,236

Net gain (loss) on investments	62,446	12,439	194,200

Net increase (decrease) in net assets from operations	61,290	11,403	188,171

Contract owner transactions:
Variable annuity deposits	—	360	—
Terminations, withdrawals and annuity payments	(19,539)	(1,672)	(8,851)
Transfers between subaccounts, net	237	—	(8,131)
Maintenance charges and mortality adjustments	(988)	(391)	(1,790)

Increase (decrease) in net assets from contract transactions	(20,290)	(1,703)	(18,772)

Total increase (decrease) in net assets	41,000	9,700	169,399

Net assets as of December 31, 2023	$343,307	$90,062	$689,557

Investment income (loss):
Dividend distributions	5,160	175	1,355
Investment Expenses:
Mortality and expense risk and administrative charges	(3,933)	(513)	(9,157)

Net investment income (loss)	1,227	(338)	(7,802)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,972	799	19,961
Realized capital gain (loss) on investments	3,666	(46,823)	64,311
Change in unrealized appreciation (depreciation)	26,285	45,300	109,638

Net gain (loss) on investments	40,923	(724)	193,910

Net increase (decrease) in net assets from operations	42,150	(1,062)	186,108

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,720)	(77,910)	(311,338)
Transfers between subaccounts, net	(155)	(162)	154,783
Maintenance charges and mortality adjustments	(1,053)	(155)	(2,221)

Increase (decrease) in net assets from contract transactions	(17,928)	(78,227)	(158,776)

Total increase (decrease) in net assets	24,222	(79,289)	27,332

Net assets as of December 31, 2024	$367,529	$10,773	$716,889

The accompanying notes are an integral part of these financial statements. 22

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2022	$316,440	$44,068	$105,047

Investment income (loss):
Dividend distributions	4,192	531	6,112
Investment Expenses:
Mortality and expense risk and administrative charges	(3,605)	(400)	(924)

Net investment income (loss)	587	131	5,188

Increase (decrease) in net assets from operations:
Capital gain distributions	18,618	—	—
Realized capital gain (loss) on investments	604	(135)	(2,772)
Change in unrealized appreciation (depreciation)	57,262	6,430	29,063

Net gain (loss) on investments	76,484	6,295	26,291

Net increase (decrease) in net assets from operations	77,071	6,426	31,479

Contract owner transactions:
Variable annuity deposits	—	—	153,325
Terminations, withdrawals and annuity payments	(3,203)	—	(13,346)
Transfers between subaccounts, net	—	—	(559)
Maintenance charges and mortality adjustments	(969)	(97)	(300)

Increase (decrease) in net assets from contract transactions	(4,172)	(97)	139,120

Total increase (decrease) in net assets	72,899	6,329	170,599

Net assets as of December 31, 2023	$389,339	$50,397	$275,646

Investment income (loss):
Dividend distributions	3,996	898	6,745
Investment Expenses:
Mortality and expense risk and administrative charges	(4,281)	(840)	(1,010)

Net investment income (loss)	(285)	58	5,735

Increase (decrease) in net assets from operations:
Capital gain distributions	17,766	—	—
Realized capital gain (loss) on investments	11,116	(59)	(882)
Change in unrealized appreciation (depreciation)	51,186	337	2,777

Net gain (loss) on investments	80,068	278	1,895

Net increase (decrease) in net assets from operations	79,783	336	7,630

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,046)	—	(3,233)
Transfers between subaccounts, net	43,624	36,124	(559)
Maintenance charges and mortality adjustments	(1,112)	(170)	(351)

Increase (decrease) in net assets from contract transactions	(4,534)	35,954	(4,143)

Total increase (decrease) in net assets	75,249	36,290	3,487

Net assets as of December 31, 2024	$464,588	$86,687	$279,133

The accompanying notes are an integral part of these financial statements. 23

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® New World	BlackRock Advantage Large Cap Core V.I.	BlackRock Basic Value V.I.
Net assets as of December 31, 2022	$116,090	$187,692	$118,317

Investment income (loss):
Dividend distributions	1,556	153	1,932
Investment Expenses:
Mortality and expense risk and administrative charges	(1,304)	(492)	(1,544)

Net investment income (loss)	252	(339)	388

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	5,114
Realized capital gain (loss) on investments	(139)	(57,878)	(606)
Change in unrealized appreciation (depreciation)	16,643	77,518	12,562

Net gain (loss) on investments	16,504	19,640	17,070

Net increase (decrease) in net assets from operations	16,756	19,301	17,458

Contract owner transactions:
Variable annuity deposits	144	—	2,640
Terminations, withdrawals and annuity payments	(466)	(176,499)	(4,623)
Transfers between subaccounts, net	—	(1,757)	—
Maintenance charges and mortality adjustments	(239)	(61)	(566)

Increase (decrease) in net assets from contract transactions	(561)	(178,317)	(2,549)

Total increase (decrease) in net assets	16,195	(159,016)	14,909

Net assets as of December 31, 2023	$132,285	$28,676	$133,226

Investment income (loss):
Dividend distributions	1,647	139	353
Investment Expenses:
Mortality and expense risk and administrative charges	(1,468)	(408)	(446)

Net investment income (loss)	179	(269)	(93)

Increase (decrease) in net assets from operations:
Capital gain distributions	651	3,265	1,524
Realized capital gain (loss) on investments	116	(66)	(6,797)
Change in unrealized appreciation (depreciation)	5,983	3,722	8,409

Net gain (loss) on investments	6,750	6,921	3,136

Net increase (decrease) in net assets from operations	6,929	6,652	3,043

Contract owner transactions:
Variable annuity deposits	144	—	—
Terminations, withdrawals and annuity payments	(985)	(393)	(21,007)
Transfers between subaccounts, net	—	(7)	(95,049)
Maintenance charges and mortality adjustments	(186)	(65)	(56)

Increase (decrease) in net assets from contract transactions	(1,027)	(465)	(116,112)

Total increase (decrease) in net assets	5,902	6,187	(113,069)

Net assets as of December 31, 2024	$138,187	$34,863	$20,157

The accompanying notes are an integral part of these financial statements. 24

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.
Net assets as of December 31, 2022	$229,938	$129,853	$521,860

Investment income (loss):
Dividend distributions	4,272	3,185	31,439
Investment Expenses:
Mortality and expense risk and administrative charges	(2,971)	(1,271)	(3,643)

Net investment income (loss)	1,301	1,914	27,796

Increase (decrease) in net assets from operations:
Capital gain distributions	11,977	—	—
Realized capital gain (loss) on investments	(125)	(2,391)	(13,338)
Change in unrealized appreciation (depreciation)	11,184	14,123	41,135

Net gain (loss) on investments	23,036	11,732	27,797

Net increase (decrease) in net assets from operations	24,337	13,646	55,593

Contract owner transactions:
Variable annuity deposits	—	—	192
Terminations, withdrawals and annuity payments	—	(11,634)	(18,406)
Transfers between subaccounts, net	—	11	(93,652)
Maintenance charges and mortality adjustments	(480)	(254)	(1,189)

Increase (decrease) in net assets from contract transactions	(480)	(11,877)	(113,055)

Total increase (decrease) in net assets	23,857	1,769	(57,462)

Net assets as of December 31, 2023	$253,795	$131,622	$464,398

Investment income (loss):
Dividend distributions	5,295	1,504	32,150
Investment Expenses:
Mortality and expense risk and administrative charges	(2,997)	(1,344)	(3,811)

Net investment income (loss)	2,298	160	28,339

Increase (decrease) in net assets from operations:
Capital gain distributions	17,093	8,260	—
Realized capital gain (loss) on investments	1,910	(241)	(414)
Change in unrealized appreciation (depreciation)	(1,549)	2,625	4,660

Net gain (loss) on investments	17,454	10,644	4,246

Net increase (decrease) in net assets from operations	19,752	10,804	32,585

Contract owner transactions:
Variable annuity deposits	—	—	12,992
Terminations, withdrawals and annuity payments	(48,453)	(40,839)	(5,307)
Transfers between subaccounts, net	—	11	(13)
Maintenance charges and mortality adjustments	(316)	(120)	(1,183)

Increase (decrease) in net assets from contract transactions	(48,769)	(40,948)	6,489

Total increase (decrease) in net assets	(29,017)	(30,144)	39,074

Net assets as of December 31, 2024	$224,778	$101,478	$503,472

The accompanying notes are an integral part of these financial statements. 25

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BlackRock Large Cap Focus Growth V.I.	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth
Net assets as of December 31, 2022	$77,084	$95,005	$128,968

Investment income (loss):
Dividend distributions	—	1,049	—
Investment Expenses:
Mortality and expense risk and administrative charges	(618)	(568)	(2,007)

Net investment income (loss)	(618)	481	(2,007)

Increase (decrease) in net assets from operations:
Capital gain distributions	749	5,477	—
Realized capital gain (loss) on investments	(14,023)	(340)	(298)
Change in unrealized appreciation (depreciation)	34,609	7,551	75,800

Net gain (loss) on investments	21,335	12,688	75,502

Net increase (decrease) in net assets from operations	20,717	13,169	73,495

Contract owner transactions:
Variable annuity deposits	—	—	18
Terminations, withdrawals and annuity payments	(50,516)	(3,576)	(102)
Transfers between subaccounts, net	226	(170)	—
Maintenance charges and mortality adjustments	(152)	(212)	(619)

Increase (decrease) in net assets from contract transactions	(50,442)	(3,958)	(703)

Total increase (decrease) in net assets	(29,725)	9,211	72,792

Net assets as of December 31, 2023	$47,359	$104,216	$201,760

Investment income (loss):
Dividend distributions	—	1,542	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,909)	(661)	(2,823)

Net investment income (loss)	(1,909)	881	(2,823)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,212	3,022	—
Realized capital gain (loss) on investments	1,117	1,527	2,501
Change in unrealized appreciation (depreciation)	23,455	533	48,674

Net gain (loss) on investments	37,784	5,082	51,175

Net increase (decrease) in net assets from operations	35,875	5,963	48,352

Contract owner transactions:
Variable annuity deposits	—	—	18
Terminations, withdrawals and annuity payments	(5,121)	(4,382)	(12,440)
Transfers between subaccounts, net	95,013	16,471	(14)
Maintenance charges and mortality adjustments	(680)	(242)	(774)

Increase (decrease) in net assets from contract transactions	89,212	11,847	(13,210)

Total increase (decrease) in net assets	125,087	17,810	35,142

Net assets as of December 31, 2024	$172,446	$122,026	$236,902

The accompanying notes are an integral part of these financial statements. 26

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BNY Mellon VIF Appreciation	Delaware VIP Global Equity(c)	Dimensional VA Global Moderate Allocation
Net assets as of December 31, 2022	$8,300	$9,604	$—

Investment income (loss):
Dividend distributions	44	182	—
Investment Expenses:
Mortality and expense risk and administrative charges	(113)	(130)	—

Net investment income (loss)	(69)	52	—

Increase (decrease) in net assets from operations:
Capital gain distributions	776	169	—
Realized capital gain (loss) on investments	(56)	(47)	—
Change in unrealized appreciation (depreciation)	939	1,043	—

Net gain (loss) on investments	1,659	1,165	—

Net increase (decrease) in net assets from operations	1,590	1,217	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(19)	(21)	—

Increase (decrease) in net assets from contract transactions	(19)	(21)	—

Total increase (decrease) in net assets	1,571	1,196	—

Net assets as of December 31, 2023	$9,871	$10,800	$—

Investment income (loss):
Dividend distributions	19	464	—
Investment Expenses:
Mortality and expense risk and administrative charges	(135)	(46)	(11)

Net investment income (loss)	(116)	418	(11)

Increase (decrease) in net assets from operations:
Capital gain distributions	774	—	—
Realized capital gain (loss) on investments	(43)	(2,529)	—
Change in unrealized appreciation (depreciation)	476	2,873	(486)

Net gain (loss) on investments	1,207	344	(486)

Net increase (decrease) in net assets from operations	1,091	762	(497)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	(11,554)	47,265
Maintenance charges and mortality adjustments	(21)	(8)	(9)

Increase (decrease) in net assets from contract transactions	(21)	(11,562)	47,256

Total increase (decrease) in net assets	1,070	(10,800)	46,759

Net assets as of December 31, 2024	$10,941	$—	$46,759

(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements. 27

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Net assets as of December 31, 2022	$73,743	$321,359	$5,184

Investment income (loss):
Dividend distributions	6,697	51,604	7,539
Investment Expenses:
Mortality and expense risk and administrative charges	(812)	(3,702)	(173)

Net investment income (loss)	5,885	47,902	7,366

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,298	—
Realized capital gain (loss) on investments	(60)	(140)	5
Change in unrealized appreciation (depreciation)	15,700	46,128	(3,857)

Net gain (loss) on investments	15,640	56,286	(3,852)

Net increase (decrease) in net assets from operations	21,525	104,188	3,514

Contract owner transactions:
Variable annuity deposits	—	584,433	—
Terminations, withdrawals and annuity payments	(1,626)	(47,288)	(545)
Transfers between subaccounts, net	131,827	177,363	191,673
Maintenance charges and mortality adjustments	(186)	(824)	(146)

Increase (decrease) in net assets from contract transactions	130,015	713,684	190,982

Total increase (decrease) in net assets	151,540	817,872	194,496

Net assets as of December 31, 2023	$225,283	$1,139,231	$199,680

Investment income (loss):
Dividend distributions	8,174	44,302	9,935
Investment Expenses:
Mortality and expense risk and administrative charges	(1,149)	(4,206)	(513)

Net investment income (loss)	7,025	40,096	9,422

Increase (decrease) in net assets from operations:
Capital gain distributions	6,392	22,864	—
Realized capital gain (loss) on investments	256	12,127	191
Change in unrealized appreciation (depreciation)	(6,159)	(6,472)	759

Net gain (loss) on investments	489	28,519	950

Net increase (decrease) in net assets from operations	7,514	68,615	10,372

Contract owner transactions:
Variable annuity deposits	7,360	12,960	—
Terminations, withdrawals and annuity payments	(2,172)	(124,328)	(1,957)
Transfers between subaccounts, net	(5)	(57,320)	(1,063)
Maintenance charges and mortality adjustments	(198)	(479)	(406)

Increase (decrease) in net assets from contract transactions	4,985	(169,167)	(3,426)

Total increase (decrease) in net assets	12,499	(100,552)	6,946

Net assets as of December 31, 2024	$237,782	$1,038,679	$206,626

The accompanying notes are an integral part of these financial statements. 28

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Donoghue Forlines Dividend VIT Fund
Net assets as of December 31, 2022	$1,059,205	$196,704	$10,560

Investment income (loss):
Dividend distributions	10,930	7,986	174
Investment Expenses:
Mortality and expense risk and administrative charges	(4,422)	(3,831)	(26)

Net investment income (loss)	6,508	4,155	148

Increase (decrease) in net assets from operations:
Capital gain distributions	6,661	35,538	—
Realized capital gain (loss) on investments	123,749	(278)	(4)
Change in unrealized appreciation (depreciation)	(78,981)	62,557	(337)

Net gain (loss) on investments	51,429	97,817	(341)

Net increase (decrease) in net assets from operations	57,937	101,972	(193)

Contract owner transactions:
Variable annuity deposits	—	272,735	—
Terminations, withdrawals and annuity payments	(61,287)	(9,304)	—
Transfers between subaccounts, net	(545,335)	—	—
Maintenance charges and mortality adjustments	(1,340)	(836)	(21)

Increase (decrease) in net assets from contract transactions	(607,962)	262,595	(21)

Total increase (decrease) in net assets	(550,025)	364,567	(214)

Net assets as of December 31, 2023	$509,180	$561,271	$10,346

Investment income (loss):
Dividend distributions	7,597	6,193	175
Investment Expenses:
Mortality and expense risk and administrative charges	(4,039)	(3,266)	(28)

Net investment income (loss)	3,558	2,927	147

Increase (decrease) in net assets from operations:
Capital gain distributions	38,278	30,169	—
Realized capital gain (loss) on investments	75,367	(2,179)	—
Change in unrealized appreciation (depreciation)	(43,573)	(2,295)	1,143

Net gain (loss) on investments	70,072	25,695	1,143

Net increase (decrease) in net assets from operations	73,630	28,622	1,290

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(209,032)	(139,455)	—
Transfers between subaccounts, net	3	(102,270)	—
Maintenance charges and mortality adjustments	(946)	(450)	(23)

Increase (decrease) in net assets from contract transactions	(209,975)	(242,175)	(23)

Total increase (decrease) in net assets	(136,345)	(213,553)	1,267

Net assets as of December 31, 2024	$372,835	$347,718	$11,613

The accompanying notes are an integral part of these financial statements. 29

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	DWS Core Equity VIP(d)	DWS Global Small Cap VIP(d)	DWS Small Mid Cap Value VIP
Net assets as of December 31, 2022	$85,094	$58,877	$20,940

Investment income (loss):
Dividend distributions	573	383	173
Investment Expenses:
Mortality and expense risk and administrative charges	(1,154)	(803)	(341)

Net investment income (loss)	(581)	(420)	(168)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,260	391	846
Realized capital gain (loss) on investments	(279)	(277)	(111)
Change in unrealized appreciation (depreciation)	15,274	13,638	33,765

Net gain (loss) on investments	20,255	13,752	34,500

Net increase (decrease) in net assets from operations	19,674	13,332	34,332

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,607)	—	(2,385)
Transfers between subaccounts, net	2	—	334,320
Maintenance charges and mortality adjustments	(186)	(44)	(123)

Increase (decrease) in net assets from contract transactions	(3,791)	(44)	331,812

Total increase (decrease) in net assets	15,883	13,288	366,144

Net assets as of December 31, 2023	$100,977	$72,165	$387,084

Investment income (loss):
Dividend distributions	604	799	3,231
Investment Expenses:
Mortality and expense risk and administrative charges	(534)	(421)	(1,023)

Net investment income (loss)	70	378	2,208

Increase (decrease) in net assets from operations:
Capital gain distributions	5,920	3,175	19,277
Realized capital gain (loss) on investments	9,085	(16,841)	454
Change in unrealized appreciation (depreciation)	(4,554)	12,646	(231)

Net gain (loss) on investments	10,451	(1,020)	19,500

Net increase (decrease) in net assets from operations	10,521	(642)	21,708

Contract owner transactions:
Variable annuity deposits	—	—	16,640
Terminations, withdrawals and annuity payments	(702)	—	(3,582)
Transfers between subaccounts, net	(110,719)	(71,503)	(54)
Maintenance charges and mortality adjustments	(77)	(20)	(219)

Increase (decrease) in net assets from contract transactions	(111,498)	(71,523)	12,785

Total increase (decrease) in net assets	(100,977)	(72,165)	34,493

Net assets as of December 31, 2024	$—	$—	$421,577

(d)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 30

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II
Net assets as of December 31, 2022	$195,138	$234,858	$319,916

Investment income (loss):
Dividend distributions	17,274	4,055	18,151
Investment Expenses:
Mortality and expense risk and administrative charges	(526)	(2,148)	(3,459)

Net investment income (loss)	16,748	1,907	14,692

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(148)	(10,860)	(17,085)
Change in unrealized appreciation (depreciation)	5,283	14,491	31,111

Net gain (loss) on investments	5,135	3,631	14,026

Net increase (decrease) in net assets from operations	21,883	5,538	28,718

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,058)	(5,325)	(18,536)
Transfers between subaccounts, net	19,362	(72,839)	(65,209)
Maintenance charges and mortality adjustments	(264)	(588)	(511)

Increase (decrease) in net assets from contract transactions	16,040	(78,752)	(84,256)

Total increase (decrease) in net assets	37,923	(73,214)	(55,538)

Net assets as of December 31, 2023	$233,061	$161,644	$264,378

Investment income (loss):
Dividend distributions	17,700	5,574	13,951
Investment Expenses:
Mortality and expense risk and administrative charges	(565)	(2,091)	(2,796)

Net investment income (loss)	17,135	3,483	11,155

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,609)	(1,035)	(1,430)
Change in unrealized appreciation (depreciation)	464	(3,642)	2,660

Net gain (loss) on investments	(1,145)	(4,677)	1,230

Net increase (decrease) in net assets from operations	15,990	(1,194)	12,385

Contract owner transactions:
Variable annuity deposits	12,800	—	—
Terminations, withdrawals and annuity payments	(46,180)	(4,308)	(14,145)
Transfers between subaccounts, net	(15)	—	5,793
Maintenance charges and mortality adjustments	(218)	(550)	(488)

Increase (decrease) in net assets from contract transactions	(33,613)	(4,858)	(8,840)

Total increase (decrease) in net assets	(17,623)	(6,052)	3,545

Net assets as of December 31, 2024	$215,438	$155,592	$267,923

The accompanying notes are an integral part of these financial statements. 31

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Balanced	Fidelity® VIP Contrafund	Fidelity® VIP Disciplined Small Cap
Net assets as of December 31, 2022	$535,912	$1,308,832	$38,271

Investment income (loss):
Dividend distributions	9,453	3,869	347
Investment Expenses:
Mortality and expense risk and administrative charges	(6,847)	(15,128)	(246)

Net investment income (loss)	2,606	(11,259)	101

Increase (decrease) in net assets from operations:
Capital gain distributions	21,371	53,979	—
Realized capital gain (loss) on investments	1,161	9,417	(12)
Change in unrealized appreciation (depreciation)	83,432	348,144	7,383

Net gain (loss) on investments	105,964	411,540	7,371

Net increase (decrease) in net assets from operations	108,570	400,281	7,472

Contract owner transactions:
Variable annuity deposits	600	18,221	25,181
Terminations, withdrawals and annuity payments	(6,572)	(103,966)	(26,599)
Transfers between subaccounts, net	24,691	10,046	(413)
Maintenance charges and mortality adjustments	(1,053)	(3,785)	(51)

Increase (decrease) in net assets from contract transactions	17,666	(79,484)	(1,882)

Total increase (decrease) in net assets	126,236	320,797	5,590

Net assets as of December 31, 2023	$662,148	$1,629,629	$43,861

Investment income (loss):
Dividend distributions	13,572	635	398
Investment Expenses:
Mortality and expense risk and administrative charges	(8,784)	(21,440)	(294)

Net investment income (loss)	4,788	(20,805)	104

Increase (decrease) in net assets from operations:
Capital gain distributions	23,251	252,677	273
Realized capital gain (loss) on investments	8,175	58,198	664
Change in unrealized appreciation (depreciation)	58,235	240,461	5,822

Net gain (loss) on investments	89,661	551,336	6,759

Net increase (decrease) in net assets from operations	94,449	530,531	6,863

Contract owner transactions:
Variable annuity deposits	98,734	—	—
Terminations, withdrawals and annuity payments	(68,216)	(131,208)	(2,266)
Transfers between subaccounts, net	126,903	145,627	(1,014)
Maintenance charges and mortality adjustments	(1,224)	(4,533)	(35)

Increase (decrease) in net assets from contract transactions	156,197	9,886	(3,315)

Total increase (decrease) in net assets	250,646	540,417	3,548

Net assets as of December 31, 2024	$912,794	$2,170,046	$47,409

The accompanying notes are an integral part of these financial statements. 32

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2022	$168,291	$519,134	$1,429,680

Investment income (loss):
Dividend distributions	4,439	6,922	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,147)	(2,916)	(12,688)

Net investment income (loss)	3,292	4,006	(12,688)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	18,452	—
Realized capital gain (loss) on investments	(381)	25,997	28,881
Change in unrealized appreciation (depreciation)	15,921	34,752	572,481

Net gain (loss) on investments	15,540	79,201	601,362

Net increase (decrease) in net assets from operations	18,832	83,207	588,674

Contract owner transactions:
Variable annuity deposits	53,525	—	18,221
Terminations, withdrawals and annuity payments	(6,753)	(6,499)	(212,968)
Transfers between subaccounts, net	517	(99,267)	(151,554)
Maintenance charges and mortality adjustments	(394)	(1,189)	(3,397)

Increase (decrease) in net assets from contract transactions	46,895	(106,955)	(349,698)

Total increase (decrease) in net assets	65,727	(23,748)	238,976

Net assets as of December 31, 2023	$234,018	$495,386	$1,668,656

Investment income (loss):
Dividend distributions	3,548	7,230	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,570)	(3,403)	(12,435)

Net investment income (loss)	1,978	3,827	(12,435)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,935	—
Realized capital gain (loss) on investments	4,075	3,549	96,948
Change in unrealized appreciation (depreciation)	20,312	58,325	488,962

Net gain (loss) on investments	24,387	100,809	585,910

Net increase (decrease) in net assets from operations	26,365	104,636	573,475

Contract owner transactions:
Variable annuity deposits	33,892	—	33,281
Terminations, withdrawals and annuity payments	(7,457)	(6,900)	(377,342)
Transfers between subaccounts, net	2,192	—	(5,487)
Maintenance charges and mortality adjustments	(464)	(1,149)	(3,622)

Increase (decrease) in net assets from contract transactions	28,163	(8,049)	(353,170)

Total increase (decrease) in net assets	54,528	96,587	220,305

Net assets as of December 31, 2024	$288,546	$591,973	$1,888,961

The accompanying notes are an integral part of these financial statements. 33

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond
Net assets as of December 31, 2022	$40,454	$1,603,744	$795,192

Investment income (loss):
Dividend distributions	2,425	14,925	14,624
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(15,917)	(7,684)

Net investment income (loss)	2,066	(992)	6,940

Increase (decrease) in net assets from operations:
Capital gain distributions	—	16,156	—
Realized capital gain (loss) on investments	(61)	298,277	(53,112)
Change in unrealized appreciation (depreciation)	1,749	7,327	73,906

Net gain (loss) on investments	1,688	321,760	20,794

Net increase (decrease) in net assets from operations	3,754	320,768	27,734

Contract owner transactions:
Variable annuity deposits	—	—	60
Terminations, withdrawals and annuity payments	—	(258,627)	(183,647)
Transfers between subaccounts, net	—	(508,001)	37,543
Maintenance charges and mortality adjustments	(120)	(5,809)	(2,810)

Increase (decrease) in net assets from contract transactions	(120)	(772,437)	(148,854)

Total increase (decrease) in net assets	3,634	(451,669)	(121,120)

Net assets as of December 31, 2023	$44,088	$1,152,075	$674,072

Investment income (loss):
Dividend distributions	2,200	13,513	17,986
Investment Expenses:
Mortality and expense risk and administrative charges	(389)	(14,726)	(5,662)

Net investment income (loss)	1,811	(1,213)	12,324

Increase (decrease) in net assets from operations:
Capital gain distributions	—	793	—
Realized capital gain (loss) on investments	(71)	95,794	(27,248)
Change in unrealized appreciation (depreciation)	1,559	158,411	17,297

Net gain (loss) on investments	1,488	254,998	(9,951)

Net increase (decrease) in net assets from operations	3,299	253,785	2,373

Contract owner transactions:
Variable annuity deposits	—	65,622	60
Terminations, withdrawals and annuity payments	(11,210)	(212,740)	(158,446)
Transfers between subaccounts, net	(80)	95,984	(10,630)
Maintenance charges and mortality adjustments	(108)	(5,912)	(2,169)

Increase (decrease) in net assets from contract transactions	(11,398)	(57,046)	(171,185)

Total increase (decrease) in net assets	(8,099)	196,739	(168,812)

Net assets as of December 31, 2024	$35,989	$1,348,814	$505,260

The accompanying notes are an integral part of these financial statements. 34

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas	Fidelity® VIP Real Estate
Net assets as of December 31, 2022	$238,670	$54,802	$200,398

Investment income (loss):
Dividend distributions	240	926	2,188
Investment Expenses:
Mortality and expense risk and administrative charges	(582)	(773)	(754)

Net investment income (loss)	(342)	153	1,434

Increase (decrease) in net assets from operations:
Capital gain distributions	2,239	310	8,643
Realized capital gain (loss) on investments	(12,054)	132	(27,882)
Change in unrealized appreciation (depreciation)	27,281	15,913	24,668

Net gain (loss) on investments	17,466	16,355	5,429

Net increase (decrease) in net assets from operations	17,124	16,508	6,863

Contract owner transactions:
Variable annuity deposits	—	384	240
Terminations, withdrawals and annuity payments	(1,068)	(163)	(323)
Transfers between subaccounts, net	(188,887)	51,583	(134,440)
Maintenance charges and mortality adjustments	(223)	(126)	(166)

Increase (decrease) in net assets from contract transactions	(190,178)	51,678	(134,689)

Total increase (decrease) in net assets	(173,054)	68,186	(127,826)

Net assets as of December 31, 2023	$65,616	$122,988	$72,572

Investment income (loss):
Dividend distributions	256	1,792	2,434
Investment Expenses:
Mortality and expense risk and administrative charges	(321)	(1,028)	(454)

Net investment income (loss)	(65)	764	1,980

Increase (decrease) in net assets from operations:
Capital gain distributions	9,848	5,871	—
Realized capital gain (loss) on investments	136	1,200	(2,516)
Change in unrealized appreciation (depreciation)	945	(2,832)	2,831

Net gain (loss) on investments	10,929	4,239	315

Net increase (decrease) in net assets from operations	10,864	5,003	2,295

Contract owner transactions:
Variable annuity deposits	—	384	—
Terminations, withdrawals and annuity payments	(893)	(3,713)	(13,554)
Transfers between subaccounts, net	(281)	(902)	9
Maintenance charges and mortality adjustments	(93)	(167)	(68)

Increase (decrease) in net assets from contract transactions	(1,267)	(4,398)	(13,613)

Total increase (decrease) in net assets	9,597	605	(11,318)

Net assets as of December 31, 2024	$75,213	$123,593	$61,254

The accompanying notes are an integral part of these financial statements. 35

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Strategic Income	Franklin DynaTech VIP	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2022	$187,372	$17,277	$295,506

Investment income (loss):
Dividend distributions	8,351	—	6,606
Investment Expenses:
Mortality and expense risk and administrative charges	(2,288)	(92)	(2,401)

Net investment income (loss)	6,063	(92)	4,205

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	16,024
Realized capital gain (loss) on investments	(372)	(242)	(1,469)
Change in unrealized appreciation (depreciation)	8,967	7,738	5,198

Net gain (loss) on investments	8,595	7,496	19,753

Net increase (decrease) in net assets from operations	14,658	7,404	23,958

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,367)	(244)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(684)	(42)	(332)

Increase (decrease) in net assets from contract transactions	(2,051)	(286)	(332)

Total increase (decrease) in net assets	12,607	7,118	23,626

Net assets as of December 31, 2023	$199,979	$24,395	$319,132

Investment income (loss):
Dividend distributions	6,822	—	7,963
Investment Expenses:
Mortality and expense risk and administrative charges	(2,405)	(122)	(2,842)

Net investment income (loss)	4,417	(122)	5,121

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	6,780
Realized capital gain (loss) on investments	(501)	(989)	(1,064)
Change in unrealized appreciation (depreciation)	5,070	8,995	43,554

Net gain (loss) on investments	4,569	8,006	49,270

Net increase (decrease) in net assets from operations	8,986	7,884	54,391

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(14,831)	(26,356)	—
Transfers between subaccounts, net	(45)	(27)	—
Maintenance charges and mortality adjustments	(575)	(51)	(227)

Increase (decrease) in net assets from contract transactions	(15,451)	(26,434)	(227)

Total increase (decrease) in net assets	(6,465)	(18,550)	54,164

Net assets as of December 31, 2024	$193,514	$5,845	$373,296

The accompanying notes are an integral part of these financial statements. 36

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2022	$272,194	$281,847	$110,707

Investment income (loss):
Dividend distributions	14,219	—	3,033
Investment Expenses:
Mortality and expense risk and administrative charges	(3,239)	(3,858)	(558)

Net investment income (loss)	10,980	(3,858)	2,475

Increase (decrease) in net assets from operations:
Capital gain distributions	17,238	10,620	6,600
Realized capital gain (loss) on investments	(1,433)	(1,958)	(76)
Change in unrealized appreciation (depreciation)	(7,445)	110,463	12,849

Net gain (loss) on investments	8,360	119,125	19,373

Net increase (decrease) in net assets from operations	19,340	115,267	21,848

Contract owner transactions:
Variable annuity deposits	—	18,221	—
Terminations, withdrawals and annuity payments	(14,571)	—	—
Transfers between subaccounts, net	—	45	—
Maintenance charges and mortality adjustments	(832)	(1,863)	(245)

Increase (decrease) in net assets from contract transactions	(15,403)	16,403	(245)

Total increase (decrease) in net assets	3,937	131,670	21,603

Net assets as of December 31, 2023	$276,131	$413,517	$132,310

Investment income (loss):
Dividend distributions	14,771	—	2,439
Investment Expenses:
Mortality and expense risk and administrative charges	(3,411)	(5,195)	(643)

Net investment income (loss)	11,360	(5,195)	1,796

Increase (decrease) in net assets from operations:
Capital gain distributions	1,210	52,278	10,248
Realized capital gain (loss) on investments	(1,010)	(1,430)	(22)
Change in unrealized appreciation (depreciation)	4,936	57,204	(6,500)

Net gain (loss) on investments	5,136	108,052	3,726

Net increase (decrease) in net assets from operations	16,496	102,857	5,522

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(24,535)	(49,228)	—
Transfers between subaccounts, net	(163)	—	—
Maintenance charges and mortality adjustments	(743)	(2,235)	(278)

Increase (decrease) in net assets from contract transactions	(25,441)	(51,463)	(278)

Total increase (decrease) in net assets	(8,945)	51,394	5,244

Net assets as of December 31, 2024	$267,186	$464,911	$137,554

The accompanying notes are an integral part of these financial statements. 37

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2022	$62,925	$538,620	$455,822

Investment income (loss):
Dividend distributions	1,422	6,486	1,949
Investment Expenses:
Mortality and expense risk and administrative charges	(353)	(3,980)	(2,758)

Net investment income (loss)	1,069	2,506	(809)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,545	74,442	21,131
Realized capital gain (loss) on investments	(94)	6	(24,985)
Change in unrealized appreciation (depreciation)	1,302	(208)	54,284

Net gain (loss) on investments	7,753	74,240	50,430

Net increase (decrease) in net assets from operations	8,822	76,746	49,621

Contract owner transactions:
Variable annuity deposits	9,110	153,325	384
Terminations, withdrawals and annuity payments	—	(11,841)	(108,327)
Transfers between subaccounts, net	(73)	—	96,179
Maintenance charges and mortality adjustments	(145)	(863)	(671)

Increase (decrease) in net assets from contract transactions	8,892	140,621	(12,435)

Total increase (decrease) in net assets	17,714	217,367	37,186

Net assets as of December 31, 2023	$80,639	$755,987	$493,008

Investment income (loss):
Dividend distributions	1,745	7,954	4,866
Investment Expenses:
Mortality and expense risk and administrative charges	(387)	(4,131)	(3,137)

Net investment income (loss)	1,358	3,823	1,729

Increase (decrease) in net assets from operations:
Capital gain distributions	1,814	37,842	12,027
Realized capital gain (loss) on investments	549	1,365	65
Change in unrealized appreciation (depreciation)	5,979	34,453	40,617

Net gain (loss) on investments	8,342	73,660	52,709

Net increase (decrease) in net assets from operations	9,700	77,483	54,438

Contract owner transactions:
Variable annuity deposits	—	—	6,145
Terminations, withdrawals and annuity payments	(21,564)	(94,272)	(26,374)
Transfers between subaccounts, net	4	526	(336)
Maintenance charges and mortality adjustments	(103)	(916)	(494)

Increase (decrease) in net assets from contract transactions	(21,663)	(94,662)	(21,059)

Total increase (decrease) in net assets	(11,963)	(17,179)	33,379

Net assets as of December 31, 2024	$68,676	$738,808	$526,387

The accompanying notes are an integral part of these financial statements. 38

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2022	$428,726	$30,627	$319,634

Investment income (loss):
Dividend distributions	—	1,446	9,323
Investment Expenses:
Mortality and expense risk and administrative charges	(6,046)	(393)	(1,720)

Net investment income (loss)	(6,046)	1,053	7,603

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(38,057)	(62)	(3,533)
Change in unrealized appreciation (depreciation)	141,020	1,100	8,191

Net gain (loss) on investments	102,963	1,038	4,658

Net increase (decrease) in net assets from operations	96,917	2,091	12,261

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(85,867)	—	(63)
Transfers between subaccounts, net	8,810	—	328
Maintenance charges and mortality adjustments	(1,812)	(63)	(635)

Increase (decrease) in net assets from contract transactions	(78,869)	(63)	(370)

Total increase (decrease) in net assets	18,048	2,028	11,891

Net assets as of December 31, 2023	$446,774	$32,655	$331,525

Investment income (loss):
Dividend distributions	—	1,478	10,121
Investment Expenses:
Mortality and expense risk and administrative charges	(5,467)	(417)	(1,867)

Net investment income (loss)	(5,467)	1,061	8,254

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(16,748)	(52)	(1,939)
Change in unrealized appreciation (depreciation)	59,103	(123)	(3,419)

Net gain (loss) on investments	42,355	(175)	(5,358)

Net increase (decrease) in net assets from operations	36,888	886	2,896

Contract owner transactions:
Variable annuity deposits	5,279	—	—
Terminations, withdrawals and annuity payments	(94,862)	—	(16,022)
Transfers between subaccounts, net	(13,060)	—	139,569
Maintenance charges and mortality adjustments	(1,821)	(66)	(734)

Increase (decrease) in net assets from contract transactions	(104,464)	(66)	122,813

Total increase (decrease) in net assets	(67,576)	820	125,709

Net assets as of December 31, 2024	$379,198	$33,475	$457,234

The accompanying notes are an integral part of these financial statements. 39

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2022	$6,345	$299,339	$157,394

Investment income (loss):
Dividend distributions	172	—	1,437
Investment Expenses:
Mortality and expense risk and administrative charges	(18)	(1,374)	(1,656)

Net investment income (loss)	154	(1,374)	(219)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,239	4,871
Realized capital gain (loss) on investments	1	(4,775)	(2,502)
Change in unrealized appreciation (depreciation)	993	56,644	19,701

Net gain (loss) on investments	994	54,108	22,070

Net increase (decrease) in net assets from operations	1,148	52,734	21,851

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(7,736)	(23,295)
Transfers between subaccounts, net	—	—	59,637
Maintenance charges and mortality adjustments	(13)	(1,052)	(194)

Increase (decrease) in net assets from contract transactions	(13)	(8,788)	36,148

Total increase (decrease) in net assets	1,135	43,946	57,999

Net assets as of December 31, 2023	$7,480	$343,285	$215,393

Investment income (loss):
Dividend distributions	221	—	1,676
Investment Expenses:
Mortality and expense risk and administrative charges	(20)	(1,616)	(2,077)

Net investment income (loss)	201	(1,616)	(401)

Increase (decrease) in net assets from operations:
Capital gain distributions	283	44,971	12,968
Realized capital gain (loss) on investments	6	(2,475)	4,329
Change in unrealized appreciation (depreciation)	(73)	25,995	7,384

Net gain (loss) on investments	216	68,491	24,681

Net increase (decrease) in net assets from operations	417	66,875	24,280

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(7,889)	(15,716)
Transfers between subaccounts, net	—	—	6,190
Maintenance charges and mortality adjustments	(17)	(889)	(232)

Increase (decrease) in net assets from contract transactions	(17)	(8,778)	(9,758)

Total increase (decrease) in net assets	400	58,097	14,522

Net assets as of December 31, 2024	$7,880	$401,382	$229,915

The accompanying notes are an integral part of these financial statements. 40

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2022	$157,165	$67,137	$25,663

Investment income (loss):
Dividend distributions	5,746	2,270	1,523
Investment Expenses:
Mortality and expense risk and administrative charges	(1,913)	(278)	(223)

Net investment income (loss)	3,833	1,992	1,300

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,444	—
Realized capital gain (loss) on investments	(149)	422	(2,203)
Change in unrealized appreciation (depreciation)	11,744	(1,741)	3,255

Net gain (loss) on investments	11,595	125	1,052

Net increase (decrease) in net assets from operations	15,428	2,117	2,352

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(571)	(1,553)	(8,123)
Transfers between subaccounts, net	—	(4,578)	—
Maintenance charges and mortality adjustments	(645)	(213)	(59)

Increase (decrease) in net assets from contract transactions	(1,216)	(6,344)	(8,182)

Total increase (decrease) in net assets	14,212	(4,227)	(5,830)

Net assets as of December 31, 2023	$171,377	$62,910	$19,833

Investment income (loss):
Dividend distributions	11,986	1,706	1,086
Investment Expenses:
Mortality and expense risk and administrative charges	(1,840)	(281)	(230)

Net investment income (loss)	10,146	1,425	856

Increase (decrease) in net assets from operations:
Capital gain distributions	—	912	—
Realized capital gain (loss) on investments	63	81	(483)
Change in unrealized appreciation (depreciation)	(1,515)	(2,418)	731

Net gain (loss) on investments	(1,452)	(1,425)	248

Net increase (decrease) in net assets from operations	8,694	—	1,104

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(24,838)	(1,358)	(2,284)
Transfers between subaccounts, net	—	—	9
Maintenance charges and mortality adjustments	(503)	(155)	(39)

Increase (decrease) in net assets from contract transactions	(25,341)	(1,513)	(2,314)

Total increase (decrease) in net assets	(16,647)	(1,513)	(1,210)

Net assets as of December 31, 2024	$154,730	$61,397	$18,623

The accompanying notes are an integral part of these financial statements. 41

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Long Short Equity(d)	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2022	$73,363	$195,023	$366,142

Investment income (loss):
Dividend distributions	212	4,944	12,906
Investment Expenses:
Mortality and expense risk and administrative charges	(635)	(979)	(3,464)

Net investment income (loss)	(423)	3,965	9,442

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	3,563	4,746	(19,549)
Change in unrealized appreciation (depreciation)	4,615	(3,179)	64,619

Net gain (loss) on investments	8,178	1,567	45,070

Net increase (decrease) in net assets from operations	7,755	5,532	54,512

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	(1,792)	(29,265)	(20,314)
Transfers between subaccounts, net	(27,657)	(45,338)	650,969
Maintenance charges and mortality adjustments	(148)	(322)	(663)

Increase (decrease) in net assets from contract transactions	(29,597)	(74,895)	629,992

Total increase (decrease) in net assets	(21,842)	(69,363)	684,504

Net assets as of December 31, 2023	$51,521	$125,660	$1,050,646

Investment income (loss):
Dividend distributions	78	4,397	40,277
Investment Expenses:
Mortality and expense risk and administrative charges	(444)	(534)	(4,200)

Net investment income (loss)	(366)	3,863	36,077

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	8,712	4,686	(5)
Change in unrealized appreciation (depreciation)	(4,094)	(9,582)	(8,222)

Net gain (loss) on investments	4,618	(4,896)	(8,227)

Net increase (decrease) in net assets from operations	4,252	(1,033)	27,850

Contract owner transactions:
Variable annuity deposits	—	30	62,238
Terminations, withdrawals and annuity payments	(393)	(106,887)	(28,003)
Transfers between subaccounts, net	(55,303)	10	41,981
Maintenance charges and mortality adjustments	(77)	(127)	(830)

Increase (decrease) in net assets from contract transactions	(55,773)	(106,974)	75,386

Total increase (decrease) in net assets	(51,521)	(108,007)	103,236

Net assets as of December 31, 2024	$—	$17,653	$1,153,882

(d)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 42

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Franchise Series I	Invesco V.I. American Value
Net assets as of December 31, 2022	$377,835	$58,803	$11,227

Investment income (loss):
Dividend distributions	424	—	45
Investment Expenses:
Mortality and expense risk and administrative charges	(1,079)	(1,185)	(142)

Net investment income (loss)	(655)	(1,185)	(97)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,021	2,487
Realized capital gain (loss) on investments	(54,194)	(4,039)	(29)
Change in unrealized appreciation (depreciation)	101,293	29,197	(807)

Net gain (loss) on investments	47,099	27,179	1,651

Net increase (decrease) in net assets from operations	46,444	25,994	1,554

Contract owner transactions:
Variable annuity deposits	18,165	—	—
Terminations, withdrawals and annuity payments	(31,016)	(5,390)	—
Transfers between subaccounts, net	(263,660)	21,069	—
Maintenance charges and mortality adjustments	(514)	(76)	(25)

Increase (decrease) in net assets from contract transactions	(277,025)	15,603	(25)

Total increase (decrease) in net assets	(230,581)	41,597	1,529

Net assets as of December 31, 2023	$147,254	$100,400	$12,756

Investment income (loss):
Dividend distributions	445	—	118
Investment Expenses:
Mortality and expense risk and administrative charges	(665)	(1,547)	(185)

Net investment income (loss)	(220)	(1,547)	(67)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,919	—	353
Realized capital gain (loss) on investments	(1,353)	1,574	(10)
Change in unrealized appreciation (depreciation)	(8,130)	29,601	3,353

Net gain (loss) on investments	(1,564)	31,175	3,696

Net increase (decrease) in net assets from operations	(1,784)	29,628	3,629

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(27,895)	(5,905)	—
Transfers between subaccounts, net	(956)	(12,972)	—
Maintenance charges and mortality adjustments	(351)	(105)	(30)

Increase (decrease) in net assets from contract transactions	(29,202)	(18,982)	(30)

Total increase (decrease) in net assets	(30,986)	10,646	3,599

Net assets as of December 31, 2024	$116,268	$111,046	$16,355

The accompanying notes are an integral part of these financial statements. 43

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Equity
Net assets as of December 31, 2022	$28,416	$281,850	$54,764

Investment income (loss):
Dividend distributions	—	4,532	300
Investment Expenses:
Mortality and expense risk and administrative charges	(72)	(3,567)	(153)

Net investment income (loss)	(72)	965	147

Increase (decrease) in net assets from operations:
Capital gain distributions	—	32,638	1,490
Realized capital gain (loss) on investments	(35)	193	(27)
Change in unrealized appreciation (depreciation)	1,870	(3,997)	10,865

Net gain (loss) on investments	1,835	28,834	12,328

Net increase (decrease) in net assets from operations	1,763	29,799	12,475

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(83)	(6,039)	—
Transfers between subaccounts, net	1,513	—	—
Maintenance charges and mortality adjustments	(59)	(1,273)	—

Increase (decrease) in net assets from contract transactions	1,371	(7,312)	—

Total increase (decrease) in net assets	3,134	22,487	12,475

Net assets as of December 31, 2023	$31,550	$304,337	$67,239

Investment income (loss):
Dividend distributions	998	1,601	385
Investment Expenses:
Mortality and expense risk and administrative charges	(63)	(1,843)	(194)

Net investment income (loss)	935	(242)	191

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,509	6,664
Realized capital gain (loss) on investments	(2,221)	3,420	5
Change in unrealized appreciation (depreciation)	2,744	8,904	9,932

Net gain (loss) on investments	523	19,833	16,601

Net increase (decrease) in net assets from operations	1,458	19,591	16,792

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,393)	(108,615)	—
Transfers between subaccounts, net	—	(214,927)	—
Maintenance charges and mortality adjustments	(50)	(386)	—

Increase (decrease) in net assets from contract transactions	(16,443)	(323,928)	—

Total increase (decrease) in net assets	(14,985)	(304,337)	16,792

Net assets as of December 31, 2024	$16,565	$—	$84,031

The accompanying notes are an integral part of these financial statements. 44

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income
Net assets as of December 31, 2022	$9,810	$14,701	$68,688

Investment income (loss):
Dividend distributions	—	182	1,188
Investment Expenses:
Mortality and expense risk and administrative charges	(237)	(190)	(857)

Net investment income (loss)	(237)	(8)	331

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,167	3,608
Realized capital gain (loss) on investments	(101)	(16)	(464)
Change in unrealized appreciation (depreciation)	2,369	622	2,403

Net gain (loss) on investments	2,268	1,773	5,547

Net increase (decrease) in net assets from operations	2,031	1,765	5,878

Contract owner transactions:
Variable annuity deposits	9,110	—	—
Terminations, withdrawals and annuity payments	—	—	(3,238)
Transfers between subaccounts, net	(105)	—	—
Maintenance charges and mortality adjustments	(39)	(31)	(138)

Increase (decrease) in net assets from contract transactions	8,966	(31)	(3,376)

Total increase (decrease) in net assets	10,997	1,734	2,502

Net assets as of December 31, 2023	$20,807	$16,435	$71,190

Investment income (loss):
Dividend distributions	—	4,262	377
Investment Expenses:
Mortality and expense risk and administrative charges	(265)	(700)	(660)

Net investment income (loss)	(265)	3,562	(283)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,486	920
Realized capital gain (loss) on investments	29	15,371	(595)
Change in unrealized appreciation (depreciation)	5,452	1,324	5,862

Net gain (loss) on investments	5,481	24,181	6,187

Net increase (decrease) in net assets from operations	5,216	27,743	5,904

Contract owner transactions:
Variable annuity deposits	—	269,100	—
Terminations, withdrawals and annuity payments	(21,026)	(295,175)	(52,874)
Transfers between subaccounts, net	—	286	—
Maintenance charges and mortality adjustments	(40)	(173)	(97)

Increase (decrease) in net assets from contract transactions	(21,066)	(25,962)	(52,971)

Total increase (decrease) in net assets	(15,850)	1,781	(47,067)

Net assets as of December 31, 2024	$4,957	$18,216	$24,123

The accompanying notes are an integral part of these financial statements. 45

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global	Invesco V.I. Global Real Estate
Net assets as of December 31, 2022	$323,540	$104,958	$31,340

Investment income (loss):
Dividend distributions	—	—	383
Investment Expenses:
Mortality and expense risk and administrative charges	(3,570)	(773)	(78)

Net investment income (loss)	(3,570)	(773)	305

Increase (decrease) in net assets from operations:
Capital gain distributions	229	14,937	—
Realized capital gain (loss) on investments	(6,602)	(195)	(354)
Change in unrealized appreciation (depreciation)	51,613	21,228	2,641

Net gain (loss) on investments	45,240	35,970	2,287

Net increase (decrease) in net assets from operations	41,670	35,197	2,592

Contract owner transactions:
Variable annuity deposits	—	—	20,316
Terminations, withdrawals and annuity payments	(101,776)	—	(21,480)
Transfers between subaccounts, net	(29,191)	—	261
Maintenance charges and mortality adjustments	(1,313)	(559)	(40)

Increase (decrease) in net assets from contract transactions	(132,280)	(559)	(943)

Total increase (decrease) in net assets	(90,610)	34,638	1,649

Net assets as of December 31, 2023	$232,930	$139,596	$32,989

Investment income (loss):
Dividend distributions	3,407	—	482
Investment Expenses:
Mortality and expense risk and administrative charges	(2,546)	(978)	(65)

Net investment income (loss)	861	(978)	417

Increase (decrease) in net assets from operations:
Capital gain distributions	1,180	9,414	—
Realized capital gain (loss) on investments	1,679	19	(2,883)
Change in unrealized appreciation (depreciation)	(4,981)	12,546	1,520

Net gain (loss) on investments	(2,122)	21,979	(1,363)

Net increase (decrease) in net assets from operations	(1,261)	21,001	(946)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(24,160)	—	(13,225)
Transfers between subaccounts, net	1,515	—	(639)
Maintenance charges and mortality adjustments	(1,094)	(624)	(11)

Increase (decrease) in net assets from contract transactions	(23,739)	(624)	(13,875)

Total increase (decrease) in net assets	(25,000)	20,377	(14,821)

Net assets as of December 31, 2024	$207,930	$159,973	$18,168

The accompanying notes are an integral part of these financial statements. 46

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Global Strategic Income	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2022	$108,313	$1,339	$58,957

Investment income (loss):
Dividend distributions	—	16	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,359)	(14)	(724)

Net investment income (loss)	(1,359)	2	(724)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,366)	(99)	(163)
Change in unrealized appreciation (depreciation)	11,673	123	1,757

Net gain (loss) on investments	9,307	24	1,594

Net increase (decrease) in net assets from operations	7,948	26	870

Contract owner transactions:
Variable annuity deposits	9,110	—	13
Terminations, withdrawals and annuity payments	(7,990)	(524)	—
Transfers between subaccounts, net	51	—	—
Maintenance charges and mortality adjustments	(438)	(19)	(173)

Increase (decrease) in net assets from contract transactions	733	(543)	(160)

Total increase (decrease) in net assets	8,681	(517)	710

Net assets as of December 31, 2023	$116,994	$822	$59,667

Investment income (loss):
Dividend distributions	3,232	223	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,398)	(56)	(823)

Net investment income (loss)	1,834	167	(823)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,531)	(111)	(33)
Change in unrealized appreciation (depreciation)	2,414	122	2,398

Net gain (loss) on investments	(117)	11	2,365

Net increase (decrease) in net assets from operations	1,717	178	1,542

Contract owner transactions:
Variable annuity deposits	—	—	11
Terminations, withdrawals and annuity payments	(17,609)	(292)	—
Transfers between subaccounts, net	—	(114)	—
Maintenance charges and mortality adjustments	(371)	(14)	(182)

Increase (decrease) in net assets from contract transactions	(17,980)	(420)	(171)

Total increase (decrease) in net assets	(16,263)	(242)	1,371

Net assets as of December 31, 2024	$100,731	$580	$61,038

The accompanying notes are an integral part of these financial statements. 47

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2022	$78,651	$649,173	$51,097

Investment income (loss):
Dividend distributions	37	2,728	—
Investment Expenses:
Mortality and expense risk and administrative charges	(948)	(4,325)	(472)

Net investment income (loss)	(911)	(1,597)	(472)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,134
Realized capital gain (loss) on investments	(254)	(5,674)	(203)
Change in unrealized appreciation (depreciation)	12,119	73,290	7,319

Net gain (loss) on investments	11,865	67,616	8,250

Net increase (decrease) in net assets from operations	10,954	66,019	7,778

Contract owner transactions:
Variable annuity deposits	—	18	—
Terminations, withdrawals and annuity payments	(321)	(51,290)	(117)
Transfers between subaccounts, net	8,237	(384,820)	(933)
Maintenance charges and mortality adjustments	(275)	(1,180)	(110)

Increase (decrease) in net assets from contract transactions	7,641	(437,272)	(1,160)

Total increase (decrease) in net assets	18,595	(371,253)	6,618

Net assets as of December 31, 2023	$97,246	$277,920	$57,715

Investment income (loss):
Dividend distributions	115	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,022)	(3,484)	(524)

Net investment income (loss)	(907)	(3,484)	(524)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,307	9,859	2,051
Realized capital gain (loss) on investments	702	5,351	(715)
Change in unrealized appreciation (depreciation)	11,700	17,281	6,250

Net gain (loss) on investments	14,709	32,491	7,586

Net increase (decrease) in net assets from operations	13,802	29,007	7,062

Contract owner transactions:
Variable annuity deposits	—	18	—
Terminations, withdrawals and annuity payments	(14,256)	(29,216)	(22,627)
Transfers between subaccounts, net	(1,065)	(8,436)	(12)
Maintenance charges and mortality adjustments	(235)	(991)	(102)

Increase (decrease) in net assets from contract transactions	(15,556)	(38,625)	(22,741)

Total increase (decrease) in net assets	(1,754)	(9,618)	(15,679)

Net assets as of December 31, 2024	$95,492	$268,302	$42,036

The accompanying notes are an integral part of these financial statements. 48

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty	Janus Henderson VIT Overseas
Net assets as of December 31, 2022	$292,642	$6,313	$79,800

Investment income (loss):
Dividend distributions	261	10	2,396
Investment Expenses:
Mortality and expense risk and administrative charges	(3,204)	(95)	(889)

Net investment income (loss)	(2,943)	(85)	1,507

Increase (decrease) in net assets from operations:
Capital gain distributions	23,601	—	—
Realized capital gain (loss) on investments	(665)	(12)	170
Change in unrealized appreciation (depreciation)	23,744	2,490	18,164

Net gain (loss) on investments	46,680	2,478	18,334

Net increase (decrease) in net assets from operations	43,737	2,393	19,841

Contract owner transactions:
Variable annuity deposits	18	—	—
Terminations, withdrawals and annuity payments	(6,455)	—	(2,625)
Transfers between subaccounts, net	(28,969)	—	233,816
Maintenance charges and mortality adjustments	(666)	(16)	(235)

Increase (decrease) in net assets from contract transactions	(36,072)	(16)	230,956

Total increase (decrease) in net assets	7,665	2,377	250,797

Net assets as of December 31, 2023	$300,307	$8,690	$330,597

Investment income (loss):
Dividend distributions	2,024	8	4,680
Investment Expenses:
Mortality and expense risk and administrative charges	(3,594)	(913)	(1,429)

Net investment income (loss)	(1,570)	(905)	3,251

Increase (decrease) in net assets from operations:
Capital gain distributions	14,336	4,857	—
Realized capital gain (loss) on investments	8,146	215	724
Change in unrealized appreciation (depreciation)	23,566	10,773	13,037

Net gain (loss) on investments	46,048	15,845	13,761

Net increase (decrease) in net assets from operations	44,478	14,940	17,012

Contract owner transactions:
Variable annuity deposits	18	—	11,040
Terminations, withdrawals and annuity payments	(5,157)	(2,913)	(3,508)
Transfers between subaccounts, net	(46,231)	61,600	(7)
Maintenance charges and mortality adjustments	(653)	(365)	(300)

Increase (decrease) in net assets from contract transactions	(52,023)	58,322	7,225

Total increase (decrease) in net assets	(7,545)	73,262	24,237

Net assets as of December 31, 2024	$292,762	$81,952	$354,834

The accompanying notes are an integral part of these financial statements. 49

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2022	$51,807	$411,428	$83,984

Investment income (loss):
Dividend distributions	39	19,811	—
Investment Expenses:
Mortality and expense risk and administrative charges	(327)	(4,010)	(727)

Net investment income (loss)	(288)	15,801	(727)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	7	(6,853)	(1,022)
Change in unrealized appreciation (depreciation)	24,055	11,854	7,790

Net gain (loss) on investments	24,062	5,001	6,768

Net increase (decrease) in net assets from operations	23,774	20,802	6,041

Contract owner transactions:
Variable annuity deposits	—	32,293	33,940
Terminations, withdrawals and annuity payments	—	(52,799)	(35,717)
Transfers between subaccounts, net	14,482	(16,666)	(503)
Maintenance charges and mortality adjustments	(139)	(1,184)	(275)

Increase (decrease) in net assets from contract transactions	14,343	(38,356)	(2,555)

Total increase (decrease) in net assets	38,117	(17,554)	3,486

Net assets as of December 31, 2023	$89,924	$393,874	$87,470

Investment income (loss):
Dividend distributions	—	19,721	150
Investment Expenses:
Mortality and expense risk and administrative charges	(495)	(4,157)	(841)

Net investment income (loss)	(495)	15,564	(691)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,219	—	—
Realized capital gain (loss) on investments	201	(5,424)	(848)
Change in unrealized appreciation (depreciation)	27,933	12,042	19,378

Net gain (loss) on investments	31,353	6,618	18,530

Net increase (decrease) in net assets from operations	30,858	22,182	17,839

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	—	(20,295)	(5,915)
Transfers between subaccounts, net	—	(41,768)	(1,230)
Maintenance charges and mortality adjustments	(220)	(1,078)	(274)

Increase (decrease) in net assets from contract transactions	(220)	(63,111)	(7,419)

Total increase (decrease) in net assets	30,638	(40,929)	10,420

Net assets as of December 31, 2024	$120,562	$352,945	$97,890

The accompanying notes are an integral part of these financial statements. 50

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	LVIP American Century Disciplined Core Value(b)
Net assets as of December 31, 2022	$85,998	$37,534	$181,278

Investment income (loss):
Dividend distributions	860	—	2,346
Investment Expenses:
Mortality and expense risk and administrative charges	(1,108)	(75)	(1,053)

Net investment income (loss)	(248)	(75)	1,293

Increase (decrease) in net assets from operations:
Capital gain distributions	1,866	—	—
Realized capital gain (loss) on investments	(108)	(16,046)	(1,415)
Change in unrealized appreciation (depreciation)	8,580	17,928	13,673

Net gain (loss) on investments	10,338	1,882	12,258

Net increase (decrease) in net assets from operations	10,090	1,807	13,551

Contract owner transactions:
Variable annuity deposits	—	—	35,170
Terminations, withdrawals and annuity payments	—	(187)	(38,325)
Transfers between subaccounts, net	—	(25,553)	150
Maintenance charges and mortality adjustments	(492)	(57)	(527)

Increase (decrease) in net assets from contract transactions	(492)	(25,797)	(3,532)

Total increase (decrease) in net assets	9,598	(23,990)	10,019

Net assets as of December 31, 2023	$95,596	$13,544	$191,297

Investment income (loss):
Dividend distributions	949	—	1,247
Investment Expenses:
Mortality and expense risk and administrative charges	(1,352)	(36)	(556)

Net investment income (loss)	(403)	(36)	691

Increase (decrease) in net assets from operations:
Capital gain distributions	8,237	—	—
Realized capital gain (loss) on investments	209	(2,319)	(23,573)
Change in unrealized appreciation (depreciation)	10,178	6,735	38,446

Net gain (loss) on investments	18,624	4,416	14,873

Net increase (decrease) in net assets from operations	18,221	4,380	15,564

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(17,893)	(124,438)
Transfers between subaccounts, net	—	(4)	(2,023)
Maintenance charges and mortality adjustments	(595)	(27)	(176)

Increase (decrease) in net assets from contract transactions	(595)	(17,924)	(126,637)

Total increase (decrease) in net assets	17,626	(13,544)	(111,073)

Net assets as of December 31, 2024	$113,222	$—	$80,224

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 51

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	LVIP American Century Inflation Protection(b)	LVIP American Century International(b)	LVIP American Century Mid Cap Value(b)(e)
Net assets as of December 31, 2022	$46,335	$46,892	$60,615

Investment income (loss):
Dividend distributions	1,521	619	1,191
Investment Expenses:
Mortality and expense risk and administrative charges	(114)	(630)	(283)

Net investment income (loss)	1,407	(11)	908

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	6,646
Realized capital gain (loss) on investments	(183)	(84)	497
Change in unrealized appreciation (depreciation)	197	5,263	(5,156)

Net gain (loss) on investments	14	5,179	1,987

Net increase (decrease) in net assets from operations	1,421	5,168	2,895

Contract owner transactions:
Variable annuity deposits	—	—	32,559
Terminations, withdrawals and annuity payments	(1,224)	—	(47,825)
Transfers between subaccounts, net	—	—	(465)
Maintenance charges and mortality adjustments	(87)	(102)	(79)

Increase (decrease) in net assets from contract transactions	(1,311)	(102)	(15,810)

Total increase (decrease) in net assets	110	5,066	(12,915)

Net assets as of December 31, 2023	$46,445	$51,958	$47,700

Investment income (loss):
Dividend distributions	1,719	424	1,149
Investment Expenses:
Mortality and expense risk and administrative charges	(115)	(441)	(274)

Net investment income (loss)	1,604	(17)	875

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,271
Realized capital gain (loss) on investments	(167)	(588)	310
Change in unrealized appreciation (depreciation)	(859)	1,994	299

Net gain (loss) on investments	(1,026)	1,406	2,880

Net increase (decrease) in net assets from operations	578	1,389	3,755

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,133)	—	(3,364)
Transfers between subaccounts, net	6	(23,095)	(1,109)
Maintenance charges and mortality adjustments	(32)	(69)	(30)

Increase (decrease) in net assets from contract transactions	(1,159)	(23,164)	(4,503)

Total increase (decrease) in net assets	(581)	(21,775)	(748)

Net assets as of December 31, 2024	$45,864	$30,183	$46,952

(b)	Name change. See Note 1.
(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 52

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	LVIP American Century Value(b)	LVIP JPMorgan Core Bond Fund	LVIP JPMorgan Small Cap Core Fund
Net assets as of December 31, 2022	$55,287	$96,347	$47,497

Investment income (loss):
Dividend distributions	1,259	3,186	481
Investment Expenses:
Mortality and expense risk and administrative charges	(400)	(545)	(607)

Net investment income (loss)	859	2,641	(126)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,331	—	431
Realized capital gain (loss) on investments	31	(9,373)	(294)
Change in unrealized appreciation (depreciation)	(670)	11,310	5,344

Net gain (loss) on investments	3,692	1,937	5,481

Net increase (decrease) in net assets from operations	4,551	4,578	5,355

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,681)	(560)
Transfers between subaccounts, net	—	(68,610)	(400)
Maintenance charges and mortality adjustments	(114)	(143)	(227)

Increase (decrease) in net assets from contract transactions	(114)	(70,434)	(1,187)

Total increase (decrease) in net assets	4,437	(65,856)	4,168

Net assets as of December 31, 2023	$59,724	$30,491	$51,665

Investment income (loss):
Dividend distributions	1,780	1,232	371
Investment Expenses:
Mortality and expense risk and administrative charges	(451)	(374)	(694)

Net investment income (loss)	1,329	858	(323)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,560	—	857
Realized capital gain (loss) on investments	59	(281)	(29)
Change in unrealized appreciation (depreciation)	134	(523)	4,661

Net gain (loss) on investments	3,753	(804)	5,489

Net increase (decrease) in net assets from operations	5,082	54	5,166

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,692)	(628)
Transfers between subaccounts, net	—	(583)	—
Maintenance charges and mortality adjustments	(127)	(22)	(262)

Increase (decrease) in net assets from contract transactions	(127)	(2,297)	(890)

Total increase (decrease) in net assets	4,955	(2,243)	4,276

Net assets as of December 31, 2024	$64,679	$28,248	$55,941

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 53

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	LVIP JPMorgan US Equity Fund	Macquarie VIP Asset Strategy(b)	Macquarie VIP Balanced(b)
Net assets as of December 31, 2022	$8,119	$38,706	$49,212

Investment income (loss):
Dividend distributions	112	10,727	372
Investment Expenses:
Mortality and expense risk and administrative charges	(114)	(1,952)	(454)

Net investment income (loss)	(2)	8,775	(82)

Increase (decrease) in net assets from operations:
Capital gain distributions	430	—	—
Realized capital gain (loss) on investments	(32)	(4,400)	(8,001)
Change in unrealized appreciation (depreciation)	1,655	25,834	14,129

Net gain (loss) on investments	2,053	21,434	6,128

Net increase (decrease) in net assets from operations	2,051	30,209	6,046

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(18,136)	(19,638)
Transfers between subaccounts, net	—	476,912	—
Maintenance charges and mortality adjustments	(19)	(295)	(96)

Increase (decrease) in net assets from contract transactions	(19)	458,481	(19,734)

Total increase (decrease) in net assets	2,032	488,690	(13,688)

Net assets as of December 31, 2023	$10,151	$527,396	$35,524

Investment income (loss):
Dividend distributions	67	10,601	503
Investment Expenses:
Mortality and expense risk and administrative charges	(169)	(6,929)	(488)

Net investment income (loss)	(102)	3,672	15

Increase (decrease) in net assets from operations:
Capital gain distributions	601	21,240	—
Realized capital gain (loss) on investments	2	486	(96)
Change in unrealized appreciation (depreciation)	1,794	33,720	5,104

Net gain (loss) on investments	2,397	55,446	5,008

Net increase (decrease) in net assets from operations	2,295	59,118	5,023

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(27,880)	—
Transfers between subaccounts, net	7,372	(8)	—
Maintenance charges and mortality adjustments	(27)	(17)	(79)

Increase (decrease) in net assets from contract transactions	7,345	(27,905)	(79)

Total increase (decrease) in net assets	9,640	31,213	4,944

Net assets as of December 31, 2024	$19,791	$558,609	$40,468

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 54

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP Energy (b)	Macquarie VIP Global Growth(b)	Macquarie VIP Growth(b)
Net assets as of December 31, 2022	$34,401	$122,796	$16,032

Investment income (loss):
Dividend distributions	1,165	110	—
Investment Expenses:
Mortality and expense risk and administrative charges	(155)	(1,270)	(98)

Net investment income (loss)	1,010	(1,160)	(98)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	26,950	3,992
Realized capital gain (loss) on investments	48	(1,479)	(14)
Change in unrealized appreciation (depreciation)	166	(1,285)	7,125

Net gain (loss) on investments	214	24,186	11,103

Net increase (decrease) in net assets from operations	1,224	23,026	11,005

Contract owner transactions:
Variable annuity deposits	240	22,932	—
Terminations, withdrawals and annuity payments	—	(24,218)	(431)
Transfers between subaccounts, net	—	(375)	19,877
Maintenance charges and mortality adjustments	(169)	(168)	(80)

Increase (decrease) in net assets from contract transactions	71	(1,829)	19,366

Total increase (decrease) in net assets	1,295	21,197	30,371

Net assets as of December 31, 2023	$35,696	$143,993	$46,403

Investment income (loss):
Dividend distributions	158	1,480	—
Investment Expenses:
Mortality and expense risk and administrative charges	(86)	(1,570)	(132)

Net investment income (loss)	72	(90)	(132)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,204	6,721
Realized capital gain (loss) on investments	6,074	(4,366)	65
Change in unrealized appreciation (depreciation)	(6,775)	26,283	4,241

Net gain (loss) on investments	(701)	23,121	11,027

Net increase (decrease) in net assets from operations	(629)	23,031	10,895

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(29,943)	(13,694)	(542)
Transfers between subaccounts, net	(164)	10,669	—
Maintenance charges and mortality adjustments	(24)	(46)	(103)

Increase (decrease) in net assets from contract transactions	(30,131)	(3,071)	(645)

Total increase (decrease) in net assets	(30,760)	19,960	10,250

Net assets as of December 31, 2024	$4,936	$163,953	$56,653

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 55

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP High Income(b)	Macquarie VIP International Core Equity(b)	Macquarie VIP Limited-Term Bond Series(b)
Net assets as of December 31, 2022	$52,910	$36,169	$260,544

Investment income (loss):
Dividend distributions	3,460	621	4,402
Investment Expenses:
Mortality and expense risk and administrative charges	(365)	(491)	(307)

Net investment income (loss)	3,095	130	4,095

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,533)	(84)	(11,444)
Change in unrealized appreciation (depreciation)	4,720	5,098	11,374

Net gain (loss) on investments	2,187	5,014	(70)

Net increase (decrease) in net assets from operations	5,282	5,144	4,025

Contract owner transactions:
Variable annuity deposits	23,832	600	—
Terminations, withdrawals and annuity payments	(32,672)	(222)	(263,890)
Transfers between subaccounts, net	(397)	—	(149)
Maintenance charges and mortality adjustments	(81)	(79)	(47)

Increase (decrease) in net assets from contract transactions	(9,318)	299	(264,086)

Total increase (decrease) in net assets	(4,036)	5,443	(260,061)

Net assets as of December 31, 2023	$48,874	$41,612	$483

Investment income (loss):
Dividend distributions	1,532	500	—
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(519)	—

Net investment income (loss)	1,411	(19)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	90	—
Realized capital gain (loss) on investments	(4,289)	14	8
Change in unrealized appreciation (depreciation)	4,389	1,039	(8)

Net gain (loss) on investments	100	1,143	—

Net increase (decrease) in net assets from operations	1,511	1,124	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,019)	(3,778)	(482)
Transfers between subaccounts, net	(23,021)	4	(1)
Maintenance charges and mortality adjustments	(9)	(82)	—

Increase (decrease) in net assets from contract transactions	(28,049)	(3,856)	(483)

Total increase (decrease) in net assets	(26,538)	(2,732)	(483)

Net assets as of December 31, 2024	$22,336	$38,880	$—

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 56

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP Mid Cap Growth(b)	Macquarie VIP Natural Resources(b)	Macquarie VIP Science And Technology(b)
Net assets as of December 31, 2022	$116,369	$3,931	$58,665

Investment income (loss):
Dividend distributions	—	97	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,154)	(49)	(271)

Net investment income (loss)	(1,154)	48	(271)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,893	—	3,795
Realized capital gain (loss) on investments	(699)	9	(231)
Change in unrealized appreciation (depreciation)	43,398	(46)	19,223

Net gain (loss) on investments	57,592	(37)	22,787

Net increase (decrease) in net assets from operations	56,438	11	22,516

Contract owner transactions:
Variable annuity deposits	41,688	—	—
Terminations, withdrawals and annuity payments	(46,321)	—	(354)
Transfers between subaccounts, net	337,295	—	—
Maintenance charges and mortality adjustments	(288)	(19)	(114)

Increase (decrease) in net assets from contract transactions	332,374	(19)	(468)

Total increase (decrease) in net assets	388,812	(8)	22,048

Net assets as of December 31, 2023	$505,181	$3,923	$80,713

Investment income (loss):
Dividend distributions	—	220	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,996)	(50)	(796)

Net investment income (loss)	(1,996)	170	(796)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,557	—	3,819
Realized capital gain (loss) on investments	419	9	125
Change in unrealized appreciation (depreciation)	(5,072)	(250)	27,548

Net gain (loss) on investments	10,904	(241)	31,492

Net increase (decrease) in net assets from operations	8,908	(71)	30,696

Contract owner transactions:
Variable annuity deposits	17,640	—	1,000
Terminations, withdrawals and annuity payments	(6,869)	—	(7,484)
Transfers between subaccounts, net	6,375	—	33,704
Maintenance charges and mortality adjustments	(378)	(20)	(330)

Increase (decrease) in net assets from contract transactions	16,768	(20)	26,890

Total increase (decrease) in net assets	25,676	(91)	57,586

Net assets as of December 31, 2024	$530,857	$3,832	$138,299

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 57

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP Small Cap Growth(b)	Macquarie VIP Smid Cap Core(b)	MFS® VIT Global Tactical Allocation
Net assets as of December 31, 2022	$49,068	$24,939	$68,798

Investment income (loss):
Dividend distributions	—	54	105
Investment Expenses:
Mortality and expense risk and administrative charges	(654)	(93)	(885)

Net investment income (loss)	(654)	(39)	(780)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,159	2,639	2,715
Realized capital gain (loss) on investments	(421)	(228)	(102)
Change in unrealized appreciation (depreciation)	(1,372)	1,417	3,686

Net gain (loss) on investments	6,366	3,828	6,299

Net increase (decrease) in net assets from operations	5,712	3,789	5,519

Contract owner transactions:
Variable annuity deposits	480	—	600
Terminations, withdrawals and annuity payments	(247)	(133)	—
Transfers between subaccounts, net	—	(859)	—
Maintenance charges and mortality adjustments	(105)	(53)	(143)

Increase (decrease) in net assets from contract transactions	128	(1,045)	457

Total increase (decrease) in net assets	5,840	2,744	5,976

Net assets as of December 31, 2023	$54,908	$27,683	$74,774

Investment income (loss):
Dividend distributions	—	88	—
Investment Expenses:
Mortality and expense risk and administrative charges	(752)	(72)	(399)

Net investment income (loss)	(752)	16	(399)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	49	—
Realized capital gain (loss) on investments	(640)	(3,650)	(2,607)
Change in unrealized appreciation (depreciation)	8,431	4,767	4,941

Net gain (loss) on investments	7,791	1,166	2,334

Net increase (decrease) in net assets from operations	7,039	1,182	1,935

Contract owner transactions:
Variable annuity deposits	480	—	300
Terminations, withdrawals and annuity payments	(1,573)	(25,433)	(32,681)
Transfers between subaccounts, net	—	(21)	(44,268)
Maintenance charges and mortality adjustments	(120)	(32)	(60)

Increase (decrease) in net assets from contract transactions	(1,213)	(25,486)	(76,709)

Total increase (decrease) in net assets	5,826	(24,304)	(74,774)

Net assets as of December 31, 2024	$60,734	$3,379	$—

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 58

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT II Research International	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery
Net assets as of December 31, 2022	$54,732	$173,475	$61,983

Investment income (loss):
Dividend distributions	466	955	—
Investment Expenses:
Mortality and expense risk and administrative charges	(728)	(1,337)	(519)

Net investment income (loss)	(262)	(382)	(519)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	15,290	—
Realized capital gain (loss) on investments	(25)	(405)	(894)
Change in unrealized appreciation (depreciation)	6,535	8,935	25,884

Net gain (loss) on investments	6,510	23,820	24,990

Net increase (decrease) in net assets from operations	6,248	23,438	24,471

Contract owner transactions:
Variable annuity deposits	—	24	—
Terminations, withdrawals and annuity payments	—	(5,604)	(2,714)
Transfers between subaccounts, net	—	(51,959)	239,441
Maintenance charges and mortality adjustments	(118)	(293)	(256)

Increase (decrease) in net assets from contract transactions	(118)	(57,832)	236,471

Total increase (decrease) in net assets	6,130	(34,394)	260,942

Net assets as of December 31, 2023	$60,862	$139,081	$322,925

Investment income (loss):
Dividend distributions	740	1,719	—
Investment Expenses:
Mortality and expense risk and administrative charges	(756)	(1,334)	(1,024)

Net investment income (loss)	(16)	385	(1,024)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,688	—
Realized capital gain (loss) on investments	955	744	(23)
Change in unrealized appreciation (depreciation)	(64)	647	20,903

Net gain (loss) on investments	891	8,079	20,880

Net increase (decrease) in net assets from operations	875	8,464	19,856

Contract owner transactions:
Variable annuity deposits	—	24	11,040
Terminations, withdrawals and annuity payments	(11,702)	(2,564)	(3,451)
Transfers between subaccounts, net	5,335	—	(18)
Maintenance charges and mortality adjustments	(118)	(235)	(291)

Increase (decrease) in net assets from contract transactions	(6,485)	(2,775)	7,280

Total increase (decrease) in net assets	(5,610)	5,689	27,136

Net assets as of December 31, 2024	$55,252	$144,770	$350,061

The accompanying notes are an integral part of these financial statements. 59

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT Research	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2022	$47,375	$35,690	$34,221

Investment income (loss):
Dividend distributions	117	635	1,416
Investment Expenses:
Mortality and expense risk and administrative charges	(608)	(435)	(364)

Net investment income (loss)	(491)	200	1,052

Increase (decrease) in net assets from operations:
Capital gain distributions	2,596	1,516	2,375
Realized capital gain (loss) on investments	305	(93)	(1,432)
Change in unrealized appreciation (depreciation)	6,695	1,362	(3,822)

Net gain (loss) on investments	9,596	2,785	(2,879)

Net increase (decrease) in net assets from operations	9,105	2,985	(1,827)

Contract owner transactions:
Variable annuity deposits	—	—	432
Terminations, withdrawals and annuity payments	(6,357)	(3,313)	(28)
Transfers between subaccounts, net	3	(3)	707
Maintenance charges and mortality adjustments	(97)	(70)	(87)

Increase (decrease) in net assets from contract transactions	(6,451)	(3,386)	1,024

Total increase (decrease) in net assets	2,654	(401)	(803)

Net assets as of December 31, 2023	$50,029	$35,289	$33,418

Investment income (loss):
Dividend distributions	203	850	719
Investment Expenses:
Mortality and expense risk and administrative charges	(676)	(464)	(369)

Net investment income (loss)	(473)	386	350

Increase (decrease) in net assets from operations:
Capital gain distributions	3,179	1,822	1,001
Realized capital gain (loss) on investments	746	32	228
Change in unrealized appreciation (depreciation)	4,888	(61)	2,209

Net gain (loss) on investments	8,813	1,793	3,438

Net increase (decrease) in net assets from operations	8,340	2,179	3,788

Contract owner transactions:
Variable annuity deposits	—	—	192
Terminations, withdrawals and annuity payments	(3,661)	(489)	(8,804)
Transfers between subaccounts, net	—	—	(12)
Maintenance charges and mortality adjustments	(106)	(74)	(82)

Increase (decrease) in net assets from contract transactions	(3,767)	(563)	(8,706)

Total increase (decrease) in net assets	4,573	1,616	(4,918)

Net assets as of December 31, 2024	$54,602	$36,905	$28,500

The accompanying notes are an integral part of these financial statements. 60

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2022	$28,460	$1,232,258	$964,125

Investment income (loss):
Dividend distributions	377	18,602	17,540
Investment Expenses:
Mortality and expense risk and administrative charges	(297)	(11,659)	(9,896)

Net investment income (loss)	80	6,943	7,644

Increase (decrease) in net assets from operations:
Capital gain distributions	470	21,652	8,850
Realized capital gain (loss) on investments	825	(57,876)	(31,289)
Change in unrealized appreciation (depreciation)	2,215	150,696	71,929

Net gain (loss) on investments	3,510	114,472	49,490

Net increase (decrease) in net assets from operations	3,590	121,415	57,134

Contract owner transactions:
Variable annuity deposits	—	252,734	—
Terminations, withdrawals and annuity payments	(7,736)	(615,878)	(244,513)
Transfers between subaccounts, net	44	(10,555)	(268)
Maintenance charges and mortality adjustments	(108)	(2,993)	(2,391)

Increase (decrease) in net assets from contract transactions	(7,800)	(376,692)	(247,172)

Total increase (decrease) in net assets	(4,210)	(255,277)	(190,038)

Net assets as of December 31, 2023	$24,250	$976,981	$774,087

Investment income (loss):
Dividend distributions	341	17,649	17,287
Investment Expenses:
Mortality and expense risk and administrative charges	(332)	(12,292)	(9,801)

Net investment income (loss)	9	5,357	7,486

Increase (decrease) in net assets from operations:
Capital gain distributions	395	9,461	—
Realized capital gain (loss) on investments	83	1,965	(9,315)
Change in unrealized appreciation (depreciation)	2,695	68,781	33,764

Net gain (loss) on investments	3,173	80,207	24,449

Net increase (decrease) in net assets from operations	3,182	85,564	31,935

Contract owner transactions:
Variable annuity deposits	—	—	52,231
Terminations, withdrawals and annuity payments	—	(45,754)	(102,608)
Transfers between subaccounts, net	—	89	(860)
Maintenance charges and mortality adjustments	(118)	(3,074)	(2,392)

Increase (decrease) in net assets from contract transactions	(118)	(48,739)	(53,629)

Total increase (decrease) in net assets	3,064	36,825	(21,694)

Net assets as of December 31, 2024	$27,314	$1,013,806	$752,393

The accompanying notes are an integral part of these financial statements. 61

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	NAA All Cap Value Series(b)
Net assets as of December 31, 2022	$455,356	$58,785	$112,789

Investment income (loss):
Dividend distributions	4,659	1,057	1,773
Investment Expenses:
Mortality and expense risk and administrative charges	(4,012)	(488)	(1,374)

Net investment income (loss)	647	569	399

Increase (decrease) in net assets from operations:
Capital gain distributions	6,032	491	9,638
Realized capital gain (loss) on investments	(8,046)	(5,103)	79
Change in unrealized appreciation (depreciation)	43,890	8,214	(2,027)

Net gain (loss) on investments	41,876	3,602	7,690

Net increase (decrease) in net assets from operations	42,523	4,171	8,089

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(223,982)	(31,157)	(791)
Transfers between subaccounts, net	(705)	20,044	(256)
Maintenance charges and mortality adjustments	(1,121)	(89)	(605)

Increase (decrease) in net assets from contract transactions	(225,808)	(11,202)	(1,652)

Total increase (decrease) in net assets	(183,285)	(7,031)	6,437

Net assets as of December 31, 2023	$272,071	$51,754	$119,226

Investment income (loss):
Dividend distributions	3,964	1,200	2,035
Investment Expenses:
Mortality and expense risk and administrative charges	(3,481)	(460)	(1,549)

Net investment income (loss)	483	740	486

Increase (decrease) in net assets from operations:
Capital gain distributions	5,455	348	6,449
Realized capital gain (loss) on investments	3,117	93	167
Change in unrealized appreciation (depreciation)	20,350	2,483	3,513

Net gain (loss) on investments	28,922	2,924	10,129

Net increase (decrease) in net assets from operations	29,405	3,664	10,615

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(28,540)	(829)	(346)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1,035)	(65)	(553)

Increase (decrease) in net assets from contract transactions	(29,575)	(894)	(899)

Total increase (decrease) in net assets	(170)	2,770	9,716

Net assets as of December 31, 2024	$271,901	$54,524	$128,942

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 62

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Large Cap Value Series(b)	NAA Large Growth Series(b)	NAA Mid Growth Series(b)
Net assets as of December 31, 2022	$383,721	$42,033	$99,505

Investment income (loss):
Dividend distributions	6,773	677	1,669
Investment Expenses:
Mortality and expense risk and administrative charges	(3,927)	(459)	(1,272)

Net investment income (loss)	2,846	218	397

Increase (decrease) in net assets from operations:
Capital gain distributions	40,097	—	—
Realized capital gain (loss) on investments	(12,910)	(200)	(437)
Change in unrealized appreciation (depreciation)	(13,846)	16,166	25,878

Net gain (loss) on investments	13,341	15,966	25,441

Net increase (decrease) in net assets from operations	16,187	16,184	25,838

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(195,479)	(214)	(1,303)
Transfers between subaccounts, net	(636)	—	13,188
Maintenance charges and mortality adjustments	(1,406)	(102)	(316)

Increase (decrease) in net assets from contract transactions	(197,521)	(316)	11,569

Total increase (decrease) in net assets	(181,334)	15,868	37,407

Net assets as of December 31, 2023	$202,387	$57,901	$136,912

Investment income (loss):
Dividend distributions	3,669	1,844	1,038
Investment Expenses:
Mortality and expense risk and administrative charges	(2,431)	(624)	(934)

Net investment income (loss)	1,238	1,220	104

Increase (decrease) in net assets from operations:
Capital gain distributions	15,112	—	—
Realized capital gain (loss) on investments	3,492	69	23,430
Change in unrealized appreciation (depreciation)	4,927	16,584	(9,545)

Net gain (loss) on investments	23,531	16,653	13,885

Net increase (decrease) in net assets from operations	24,769	17,873	13,989

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,423)	(334)	(106,284)
Transfers between subaccounts, net	36,035	56	(17,421)
Maintenance charges and mortality adjustments	(1,320)	(137)	(126)

Increase (decrease) in net assets from contract transactions	(12,708)	(415)	(123,831)

Total increase (decrease) in net assets	12,061	17,458	(109,842)

Net assets as of December 31, 2024	$214,448	$75,359	$27,070

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 63

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Small Cap Value Series(b)	NAA Smid-Cap Value Series(b)	NAA World Equity Income Series(b)
Net assets as of December 31, 2022	$61,729	$38,136	$52,233

Investment income (loss):
Dividend distributions	471	631	1,321
Investment Expenses:
Mortality and expense risk and administrative charges	(265)	(374)	(547)

Net investment income (loss)	206	257	774

Increase (decrease) in net assets from operations:
Capital gain distributions	2,297	2,961	—
Realized capital gain (loss) on investments	1,309	(395)	143
Change in unrealized appreciation (depreciation)	688	643	4,322

Net gain (loss) on investments	4,294	3,209	4,465

Net increase (decrease) in net assets from operations	4,500	3,466	5,239

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(7,889)	(659)	(5,472)
Transfers between subaccounts, net	(25,171)	3,752	(485)
Maintenance charges and mortality adjustments	(117)	(142)	(158)

Increase (decrease) in net assets from contract transactions	(33,177)	2,951	(6,115)

Total increase (decrease) in net assets	(28,677)	6,417	(876)

Net assets as of December 31, 2023	$33,052	$44,553	$51,357

Investment income (loss):
Dividend distributions	381	613	1,390
Investment Expenses:
Mortality and expense risk and administrative charges	(260)	(405)	(571)

Net investment income (loss)	121	208	819

Increase (decrease) in net assets from operations:
Capital gain distributions	1,406	1,250	—
Realized capital gain (loss) on investments	7	29	943
Change in unrealized appreciation (depreciation)	845	2,092	3,684

Net gain (loss) on investments	2,258	3,371	4,627

Net increase (decrease) in net assets from operations	2,379	3,579	5,446

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,056)	(657)	(5,856)
Transfers between subaccounts, net	57	—	(595)
Maintenance charges and mortality adjustments	(112)	(156)	(156)

Increase (decrease) in net assets from contract transactions	(2,111)	(813)	(6,607)

Total increase (decrease) in net assets	268	2,766	(1,161)

Net assets as of December 31, 2024	$33,320	$47,319	$50,196

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 64

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2022	$264,794	$57,368	$286,922

Investment income (loss):
Dividend distributions	991	1,506	47,325
Investment Expenses:
Mortality and expense risk and administrative charges	(3,406)	(386)	(2,026)

Net investment income (loss)	(2,415)	1,120	45,299

Increase (decrease) in net assets from operations:
Capital gain distributions	4,676	—	—
Realized capital gain (loss) on investments	2,116	(1,982)	(38,765)
Change in unrealized appreciation (depreciation)	61,376	4,344	(25,000)

Net gain (loss) on investments	68,168	2,362	(63,765)

Net increase (decrease) in net assets from operations	65,753	3,482	(18,466)

Contract owner transactions:
Variable annuity deposits	—	36	69,582
Terminations, withdrawals and annuity payments	(11,529)	(9,666)	(11,384)
Transfers between subaccounts, net	(1,407)	20	(124,522)
Maintenance charges and mortality adjustments	(695)	(102)	(602)

Increase (decrease) in net assets from contract transactions	(13,631)	(9,712)	(66,926)

Total increase (decrease) in net assets	52,122	(6,230)	(85,392)

Net assets as of December 31, 2023	$316,916	$51,138	$201,530

Investment income (loss):
Dividend distributions	1,026	2,955	3,984
Investment Expenses:
Mortality and expense risk and administrative charges	(5,355)	(398)	(1,201)

Net investment income (loss)	(4,329)	2,557	2,783

Increase (decrease) in net assets from operations:
Capital gain distributions	22,099	—	—
Realized capital gain (loss) on investments	5,060	(3,087)	(59,673)
Change in unrealized appreciation (depreciation)	70,939	2,495	63,130

Net gain (loss) on investments	98,098	(592)	3,457

Net increase (decrease) in net assets from operations	93,769	1,965	6,240

Contract owner transactions:
Variable annuity deposits	—	36	44,060
Terminations, withdrawals and annuity payments	(11,150)	(25,687)	(5,442)
Transfers between subaccounts, net	85,501	(43)	(114,539)
Maintenance charges and mortality adjustments	(1,211)	(71)	(229)

Increase (decrease) in net assets from contract transactions	73,140	(25,765)	(76,150)

Total increase (decrease) in net assets	166,909	(23,800)	(69,910)

Net assets as of December 31, 2024	$483,825	$27,338	$131,620

The accompanying notes are an integral part of these financial statements. 65

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT High Yield
Net assets as of December 31, 2022	$167,121	$23,256	$2,116

Investment income (loss):
Dividend distributions	10,811	500	122
Investment Expenses:
Mortality and expense risk and administrative charges	(765)	(240)	(6)

Net investment income (loss)	10,046	260	116

Increase (decrease) in net assets from operations:
Capital gain distributions	—	253	—
Realized capital gain (loss) on investments	(3,084)	(76)	(4)
Change in unrealized appreciation (depreciation)	14,920	509	136

Net gain (loss) on investments	11,836	686	132

Net increase (decrease) in net assets from operations	21,882	946	248

Contract owner transactions:
Variable annuity deposits	21,018	—	—
Terminations, withdrawals and annuity payments	(32,593)	—	(22)
Transfers between subaccounts, net	67,072	—	—
Maintenance charges and mortality adjustments	(195)	(47)	(12)

Increase (decrease) in net assets from contract transactions	55,302	(47)	(34)

Total increase (decrease) in net assets	77,184	899	214

Net assets as of December 31, 2023	$244,305	$24,155	$2,330

Investment income (loss):
Dividend distributions	15,488	248	38
Investment Expenses:
Mortality and expense risk and administrative charges	(834)	(54)	(2)

Net investment income (loss)	14,654	194	36

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,863)	(4,675)	(209)
Change in unrealized appreciation (depreciation)	4,873	4,011	157

Net gain (loss) on investments	2,010	(664)	(52)

Net increase (decrease) in net assets from operations	16,664	(470)	(16)

Contract owner transactions:
Variable annuity deposits	11,040	—	—
Terminations, withdrawals and annuity payments	(6,176)	—	(2,321)
Transfers between subaccounts, net	(10,329)	(18,358)	10
Maintenance charges and mortality adjustments	(175)	(16)	(3)

Increase (decrease) in net assets from contract transactions	(5,640)	(18,374)	(2,314)

Total increase (decrease) in net assets	11,024	(18,844)	(2,330)

Net assets as of December 31, 2024	$255,329	$5,311	$—

The accompanying notes are an integral part of these financial statements. 66

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Low Duration Administrative	PIMCO VIT Low Duration Advisor
Net assets as of December 31, 2022	$83,071	$217,169	$289,246

Investment income (loss):
Dividend distributions	2,053	15,894	9,665
Investment Expenses:
Mortality and expense risk and administrative charges	(368)	(6,083)	(2,765)

Net investment income (loss)	1,685	9,811	6,900

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,448)	(9,762)	(2,951)
Change in unrealized appreciation (depreciation)	5,596	13,405	6,488

Net gain (loss) on investments	4,148	3,643	3,537

Net increase (decrease) in net assets from operations	5,833	13,454	10,437

Contract owner transactions:
Variable annuity deposits	—	—	126
Terminations, withdrawals and annuity payments	(4,374)	(37,046)	(10,877)
Transfers between subaccounts, net	18,863	228,149	(9,308)
Maintenance charges and mortality adjustments	(62)	(3,110)	(417)

Increase (decrease) in net assets from contract transactions	14,427	187,993	(20,476)

Total increase (decrease) in net assets	20,260	201,447	(10,039)

Net assets as of December 31, 2023	$103,331	$418,616	$279,207

Investment income (loss):
Dividend distributions	1,993	26,185	10,873
Investment Expenses:
Mortality and expense risk and administrative charges	(310)	(9,230)	(2,858)

Net investment income (loss)	1,683	16,955	8,015

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(7,088)	(395)	(535)
Change in unrealized appreciation (depreciation)	2,510	8,528	1,662

Net gain (loss) on investments	(4,578)	8,133	1,127

Net increase (decrease) in net assets from operations	(2,895)	25,088	9,142

Contract owner transactions:
Variable annuity deposits	—	—	126
Terminations, withdrawals and annuity payments	(3,180)	(18,272)	(4,734)
Transfers between subaccounts, net	(42,150)	370,706	5
Maintenance charges and mortality adjustments	(51)	(4,619)	(391)

Increase (decrease) in net assets from contract transactions	(45,381)	347,815	(4,994)

Total increase (decrease) in net assets	(48,276)	372,903	4,148

Net assets as of December 31, 2024	$55,055	$791,519	$283,355

The accompanying notes are an integral part of these financial statements. 67

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Real Return Administrative	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term
Net assets as of December 31, 2022	$313,663	$159,795	$521,940
Investment income (loss):
Dividend distributions	8,934	6,295	26,886
Investment Expenses:
Mortality and expense risk and administrative charges	(4,128)	(1,008)	(3,418)

Net investment income (loss)	4,806	5,287	23,468

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(13,083)	(4,038)	(586)
Change in unrealized appreciation (depreciation)	13,353	5,593	8,394

Net gain (loss) on investments	270	1,555	7,808

Net increase (decrease) in net assets from operations	5,076	6,842	31,276

Contract owner transactions:
Variable annuity deposits	—	133,812	—
Terminations, withdrawals and annuity payments	(66,788)	(42,739)	(4,065)
Transfers between subaccounts, net	(7,716)	3,586	134,514
Maintenance charges and mortality adjustments	(832)	(373)	(2,064)

Increase (decrease) in net assets from contract transactions	(75,336)	94,286	128,385

Total increase (decrease) in net assets	(70,260)	101,128	159,661

Net assets as of December 31, 2023	$243,403	$260,923	$681,601

Investment income (loss):
Dividend distributions	6,370	7,745	32,753
Investment Expenses:
Mortality and expense risk and administrative charges	(3,478)	(1,216)	(3,587)

Net investment income (loss)	2,892	6,529	29,166

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,190)	(4,275)	241
Change in unrealized appreciation (depreciation)	731	4,807	5,559

Net gain (loss) on investments	(1,459)	532	5,800

Net increase (decrease) in net assets from operations	1,433	7,061	34,966

Contract owner transactions:
Variable annuity deposits	—	84,731	—
Terminations, withdrawals and annuity payments	(10,204)	(24,559)	(11,943)
Transfers between subaccounts, net	16,683	(171,377)	(69,892)
Maintenance charges and mortality adjustments	(747)	(371)	(2,092)

Increase (decrease) in net assets from contract transactions	5,732	(111,576)	(83,927)

Total increase (decrease) in net assets	7,165	(104,515)	(48,961)

Net assets as of December 31, 2024	$250,568	$156,408	$632,640

The accompanying notes are an integral part of these financial statements. 68

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor	Pioneer Bond VCT
Net assets as of December 31, 2022	$593,405	$487,406	$322,248

Investment income (loss):
Dividend distributions	18,441	16,703	9,450
Investment Expenses:
Mortality and expense risk and administrative charges	(7,290)	(4,601)	(2,266)

Net investment income (loss)	11,151	12,102	7,184

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(57,228)	(6,668)	(35,716)
Change in unrealized appreciation (depreciation)	61,007	18,144	38,536

Net gain (loss) on investments	3,779	11,476	2,820

Net increase (decrease) in net assets from operations	14,930	23,578	10,004

Contract owner transactions:
Variable annuity deposits	—	23,880	—
Terminations, withdrawals and annuity payments	(206,000)	(52,620)	(2,846)
Transfers between subaccounts, net	(35,609)	21,382	(164,823)
Maintenance charges and mortality adjustments	(2,319)	(951)	(688)

Increase (decrease) in net assets from contract transactions	(243,928)	(8,309)	(168,357)

Total increase (decrease) in net assets	(228,998)	15,269	(158,353)

Net assets as of December 31, 2023	$364,407	$502,675	$163,895

Investment income (loss):
Dividend distributions	14,336	18,732	6,969
Investment Expenses:
Mortality and expense risk and administrative charges	(5,024)	(4,514)	(2,073)

Net investment income (loss)	9,312	14,218	4,896

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(8,111)	(10,181)	(477)
Change in unrealized appreciation (depreciation)	1,826	2,986	(1,611)

Net gain (loss) on investments	(6,285)	(7,195)	(2,088)

Net increase (decrease) in net assets from operations	3,027	7,023	2,808

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(46,020)	(29,170)	(1,484)
Transfers between subaccounts, net	28,525	(30,109)	—
Maintenance charges and mortality adjustments	(1,878)	(910)	(645)

Increase (decrease) in net assets from contract transactions	(19,373)	(60,189)	(2,129)

Total increase (decrease) in net assets	(16,346)	(53,166)	679

Net assets as of December 31, 2024	$348,061	$449,509	$164,574

The accompanying notes are an integral part of these financial statements. 69

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Pioneer Equity Income VCT	Pioneer Strategic Income VCT	Putnam VT Core Equity Fund
Net assets as of December 31, 2022	$13,169	$83,541	$—

Investment income (loss):
Dividend distributions	221	3,021	—
Investment Expenses:
Mortality and expense risk and administrative charges	(166)	(1,050)	—

Net investment income (loss)	55	1,971	—

Increase (decrease) in net assets from operations:
Capital gain distributions	997	—	—
Realized capital gain (loss) on investments	(91)	(781)	—
Change in unrealized appreciation (depreciation)	(193)	4,258	—

Net gain (loss) on investments	713	3,477	—

Net increase (decrease) in net assets from operations	768	5,448	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(2,873)	—
Transfers between subaccounts, net	—	6	—
Maintenance charges and mortality adjustments	(27)	(169)	—

Increase (decrease) in net assets from contract transactions	(27)	(3,036)	—

Total increase (decrease) in net assets	741	2,412	—

Net assets as of December 31, 2023	$13,910	$85,953	$—

Investment income (loss):
Dividend distributions	287	3,338	—
Investment Expenses:
Mortality and expense risk and administrative charges	(186)	(1,045)	(16)

Net investment income (loss)	101	2,293	(16)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,670	—	—
Realized capital gain (loss) on investments	(96)	(1,519)	—
Change in unrealized appreciation (depreciation)	(1,343)	1,367	(2,300)

Net gain (loss) on investments	1,231	(152)	(2,300)

Net increase (decrease) in net assets from operations	1,332	2,141	(2,316)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(9,928)	—
Transfers between subaccounts, net	—	12	94,406
Maintenance charges and mortality adjustments	(30)	(164)	(18)

Increase (decrease) in net assets from contract transactions	(30)	(10,080)	94,388

Total increase (decrease) in net assets	1,302	(7,939)	92,072

Net assets as of December 31, 2024	$15,212	$78,014	$92,072

The accompanying notes are an integral part of these financial statements. 70

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value	Putnam VT Small Cap Growth
Net assets as of December 31, 2022	$262,333	$498,611	$24,209

Investment income (loss):
Dividend distributions	—	10,474	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,646)	(3,283)	(331)

Net investment income (loss)	(3,646)	7,191	(331)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,332	29,361	—
Realized capital gain (loss) on investments	973	1,791	(36)
Change in unrealized appreciation (depreciation)	110,343	36,412	5,588

Net gain (loss) on investments	115,648	67,564	5,552

Net increase (decrease) in net assets from operations	112,002	74,755	5,221

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	(8,303)	(14,444)	—
Transfers between subaccounts, net	—	24,065	—
Maintenance charges and mortality adjustments	(1,257)	(880)	(105)

Increase (decrease) in net assets from contract transactions	(9,560)	8,771	(105)

Total increase (decrease) in net assets	102,442	83,526	5,116

Net assets as of December 31, 2023	$364,775	$582,137	$29,325

Investment income (loss):
Dividend distributions	—	7,046	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,975)	(4,497)	(429)

Net investment income (loss)	(4,975)	2,549	(429)

Increase (decrease) in net assets from operations:
Capital gain distributions	17,822	28,677	—
Realized capital gain (loss) on investments	11,587	14,882	98
Change in unrealized appreciation (depreciation)	90,438	61,573	6,716

Net gain (loss) on investments	119,847	105,132	6,814

Net increase (decrease) in net assets from operations	114,872	107,681	6,385

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	(42,369)	(35,708)	—
Transfers between subaccounts, net	(607)	162,216	—
Maintenance charges and mortality adjustments	(1,435)	(950)	(136)

Increase (decrease) in net assets from contract transactions	(44,411)	125,588	(136)

Total increase (decrease) in net assets	70,461	233,269	6,249

Net assets as of December 31, 2024	$435,236	$815,406	$35,574

The accompanying notes are an integral part of these financial statements. 71

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology
Net assets as of December 31, 2022	$63,966	$128,362	$172,626

Investment income (loss):
Dividend distributions	609	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(710)	(1,550)	(2,109)

Net investment income (loss)	(101)	(1,550)	(2,109)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,981
Realized capital gain (loss) on investments	76	1,196	(784)
Change in unrealized appreciation (depreciation)	940	10,697	9,620

Net gain (loss) on investments	1,016	11,893	10,817

Net increase (decrease) in net assets from operations	915	10,343	8,708

Contract owner transactions:
Variable annuity deposits	—	—	21,416
Terminations, withdrawals and annuity payments	(1,465)	(4,513)	(4,026)
Transfers between subaccounts, net	—	9,408	—
Maintenance charges and mortality adjustments	(233)	(419)	(633)

Increase (decrease) in net assets from contract transactions	(1,698)	4,476	16,757

Total increase (decrease) in net assets	(783)	14,819	25,465

Net assets as of December 31, 2023	$63,183	$143,181	$198,091

Investment income (loss):
Dividend distributions	1,737	1,143	—
Investment Expenses:
Mortality and expense risk and administrative charges	(861)	(1,536)	(2,331)

Net investment income (loss)	876	(393)	(2,331)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	18,438
Realized capital gain (loss) on investments	318	11,258	(399)
Change in unrealized appreciation (depreciation)	12,274	(14,054)	(21,235)

Net gain (loss) on investments	12,592	(2,796)	(3,196)

Net increase (decrease) in net assets from operations	13,468	(3,189)	(5,527)

Contract owner transactions:
Variable annuity deposits	—	—	13,563
Terminations, withdrawals and annuity payments	(579)	(46,793)	(5,936)
Transfers between subaccounts, net	—	5,014	1,317
Maintenance charges and mortality adjustments	(279)	(402)	(651)

Increase (decrease) in net assets from contract transactions	(858)	(42,181)	8,293

Total increase (decrease) in net assets	12,610	(45,370)	2,766

Net assets as of December 31, 2024	$75,793	$97,811	$200,857

The accompanying notes are an integral part of these financial statements. 72

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy(e)
Net assets as of December 31, 2022	$91,524	$64,984	$77,669

Investment income (loss):
Dividend distributions	5,929	906	238
Investment Expenses:
Mortality and expense risk and administrative charges	(814)	(731)	(987)

Net investment income (loss)	5,115	175	(749)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	338	—
Realized capital gain (loss) on investments	5,671	406	237
Change in unrealized appreciation (depreciation)	(16,700)	(3,975)	17,218

Net gain (loss) on investments	(11,029)	(3,231)	17,455

Net increase (decrease) in net assets from operations	(5,914)	(3,056)	16,706

Contract owner transactions:
Variable annuity deposits	—	24	—
Terminations, withdrawals and annuity payments	(7,090)	(2,760)	(490)
Transfers between subaccounts, net	(29,027)	(1,425)	(1,124)
Maintenance charges and mortality adjustments	(375)	(164)	(219)

Increase (decrease) in net assets from contract transactions	(36,492)	(4,325)	(1,833)

Total increase (decrease) in net assets	(42,406)	(7,381)	14,873

Net assets as of December 31, 2023	$49,118	$57,603	$92,542

Investment income (loss):
Dividend distributions	2,099	851	1,126
Investment Expenses:
Mortality and expense risk and administrative charges	(639)	(723)	(1,278)

Net investment income (loss)	1,460	128	(152)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	283	175	1,250
Change in unrealized appreciation (depreciation)	1,263	1,418	16,191

Net gain (loss) on investments	1,546	1,593	17,441

Net increase (decrease) in net assets from operations	3,006	1,721	17,289

Contract owner transactions:
Variable annuity deposits	—	24	—
Terminations, withdrawals and annuity payments	(4,125)	(4,304)	(2,979)
Transfers between subaccounts, net	(3,270)	(13)	—
Maintenance charges and mortality adjustments	(262)	(143)	(249)

Increase (decrease) in net assets from contract transactions	(7,657)	(4,436)	(3,228)

Total increase (decrease) in net assets	(4,651)	(2,715)	14,061

Net assets as of December 31, 2024	$44,467	$54,888	$106,603

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 73

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services
Net assets as of December 31, 2022	$167,840	$94,038	$24,486

Investment income (loss):
Dividend distributions	—	4,772	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,314)	(1,202)	(316)

Net investment income (loss)	(2,314)	3,570	(316)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,536	—	—
Realized capital gain (loss) on investments	16,736	2,184	(279)
Change in unrealized appreciation (depreciation)	59,301	(2,254)	1,334

Net gain (loss) on investments	80,573	(70)	1,055

Net increase (decrease) in net assets from operations	78,259	3,500	739

Contract owner transactions:
Variable annuity deposits	—	26,762	—
Terminations, withdrawals and annuity payments	(1,308)	(5,517)	(140)
Transfers between subaccounts, net	(30,024)	—	—
Maintenance charges and mortality adjustments	(960)	(377)	(91)

Increase (decrease) in net assets from contract transactions	(32,292)	20,868	(231)

Total increase (decrease) in net assets	45,967	24,368	508

Net assets as of December 31, 2023	$213,807	$118,406	$24,994

Investment income (loss):
Dividend distributions	—	3,373	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,918)	(1,263)	(259)

Net investment income (loss)	(2,918)	2,110	(259)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,924	—	—
Realized capital gain (loss) on investments	29,556	4,546	(3,250)
Change in unrealized appreciation (depreciation)	5,802	(8,326)	2,184

Net gain (loss) on investments	38,282	(3,780)	(1,066)

Net increase (decrease) in net assets from operations	35,364	(1,670)	(1,325)

Contract owner transactions:
Variable annuity deposits	—	16,946	—
Terminations, withdrawals and annuity payments	(37,094)	(3,772)	(7,328)
Transfers between subaccounts, net	(3,777)	(334)	17
Maintenance charges and mortality adjustments	(1,202)	(360)	(80)

Increase (decrease) in net assets from contract transactions	(42,073)	12,480	(7,391)

Total increase (decrease) in net assets	(6,709)	10,810	(8,716)

Net assets as of December 31, 2024	$207,098	$129,216	$16,278

The accompanying notes are an integral part of these financial statements. 74

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Europe 1.25x Strategy(e)	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy(e)
Net assets as of December 31, 2022	$23	$44,633	$9,528

Investment income (loss):
Dividend distributions	—	—	275
Investment Expenses:
Mortality and expense risk and administrative charges	—	(581)	(121)

Net investment income (loss)	—	(581)	154

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(100)	(542)
Change in unrealized appreciation (depreciation)	4	6,202	195

Net gain (loss) on investments	4	6,102	(347)

Net increase (decrease) in net assets from operations	4	5,521	(193)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(1,120)
Transfers between subaccounts, net	—	—	11,478
Maintenance charges and mortality adjustments	—	(236)	(11)

Increase (decrease) in net assets from contract transactions	—	(236)	10,347

Total increase (decrease) in net assets	4	5,285	10,154

Net assets as of December 31, 2023	$27	$49,918	$19,682

Investment income (loss):
Dividend distributions	2	498	284
Investment Expenses:
Mortality and expense risk and administrative charges	—	(717)	(115)

Net investment income (loss)	2	(219)	169

Increase (decrease) in net assets from operations:
Capital gain distributions	—	219	—
Realized capital gain (loss) on investments	—	97	(4,248)
Change in unrealized appreciation (depreciation)	(3)	10,194	2,376

Net gain (loss) on investments	(3)	10,510	(1,872)

Net increase (decrease) in net assets from operations	(1)	10,291	(1,703)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(459)
Transfers between subaccounts, net	—	—	(10,657)
Maintenance charges and mortality adjustments	—	(287)	(8)

Increase (decrease) in net assets from contract transactions	—	(287)	(11,124)

Total increase (decrease) in net assets	(1)	10,004	(12,827)

Net assets as of December 31, 2024	$26	$59,922	$6,855

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 75

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Health Care	Rydex VIF Internet	Rydex VIF Inverse Government Long Bond Strategy(e)
Net assets as of December 31, 2022	$160,120	$99,548	$9,156

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,896)	(1,483)	(42)

Net investment income (loss)	(1,896)	(1,483)	(42)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,948	—	—
Realized capital gain (loss) on investments	2,529	(988)	442
Change in unrealized appreciation (depreciation)	(1,144)	47,561	15

Net gain (loss) on investments	7,333	46,573	457

Net increase (decrease) in net assets from operations	5,437	45,090	415

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(9,575)	(1,205)	(87)
Transfers between subaccounts, net	15	—	(5,711)
Maintenance charges and mortality adjustments	(742)	(638)	(23)

Increase (decrease) in net assets from contract transactions	(10,302)	(1,843)	(5,821)

Total increase (decrease) in net assets	(4,865)	43,247	(5,406)

Net assets as of December 31, 2023	$155,255	$142,795	$3,750

Investment income (loss):
Dividend distributions	—	—	1
Investment Expenses:
Mortality and expense risk and administrative charges	(2,004)	(1,772)	(3)

Net investment income (loss)	(2,004)	(1,772)	(2)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,306	—	—
Realized capital gain (loss) on investments	1,350	(1,772)	681
Change in unrealized appreciation (depreciation)	(5,178)	32,502	(167)

Net gain (loss) on investments	478	30,730	514

Net increase (decrease) in net assets from operations	(1,526)	28,958	512

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,928)	(27,456)	(4,224)
Transfers between subaccounts, net	6	518	(33)
Maintenance charges and mortality adjustments	(741)	(712)	(5)

Increase (decrease) in net assets from contract transactions	(4,663)	(27,650)	(4,262)

Total increase (decrease) in net assets	(6,189)	1,308	(3,750)

Net assets as of December 31, 2024	$149,066	$144,103	$—

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 76

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100® Strategy	Rydex VIF Inverse Russell 2000® Strategy(e)
Net assets as of December 31, 2022	$1,789	$1,843	$2,356

Investment income (loss):
Dividend distributions	87	123	—
Investment Expenses:
Mortality and expense risk and administrative charges	(24)	(23)	(30)

Net investment income (loss)	63	100	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(159)	(1,856)	(43)
Change in unrealized appreciation (depreciation)	(1,859)	(1,768)	(2,501)

Net gain (loss) on investments	(2,018)	(3,624)	(2,544)

Net increase (decrease) in net assets from operations	(1,955)	(3,524)	(2,574)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(53)	(52)	(52)
Transfers between subaccounts, net	13,732	15,601	13,713
Maintenance charges and mortality adjustments	(18)	(18)	(49)

Increase (decrease) in net assets from contract transactions	13,661	15,531	13,612

Total increase (decrease) in net assets	11,706	12,007	11,038

Net assets as of December 31, 2023	$13,495	$13,850	$13,394

Investment income (loss):
Dividend distributions	—	—	30
Investment Expenses:
Mortality and expense risk and administrative charges	(12)	(12)	(18)

Net investment income (loss)	(12)	(12)	12

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,266)	(2,475)	(2,379)
Change in unrealized appreciation (depreciation)	1,814	1,578	2,348

Net gain (loss) on investments	(452)	(897)	(31)

Net increase (decrease) in net assets from operations	(464)	(909)	(19)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(60)	(59)	(59)
Transfers between subaccounts, net	(12,962)	(12,873)	(12,887)
Maintenance charges and mortality adjustments	(9)	(9)	(40)

Increase (decrease) in net assets from contract transactions	(13,031)	(12,941)	(12,986)

Total increase (decrease) in net assets	(13,495)	(13,850)	(13,005)

Net assets as of December 31, 2024	$—	$—	$389

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 77

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy(e)	Rydex VIF Japan 2x Strategy(e)	Rydex VIF Leisure
Net assets as of December 31, 2022	$18,295	$39,069	$41,115

Investment income (loss):
Dividend distributions	534	22	—
Investment Expenses:
Mortality and expense risk and administrative charges	(68)	(578)	(587)

Net investment income (loss)	466	(556)	(587)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,241)	(160)	(28)
Change in unrealized appreciation (depreciation)	3,925	13,499	9,221

Net gain (loss) on investments	(2,316)	13,339	9,193

Net increase (decrease) in net assets from operations	(1,850)	12,783	8,606

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(203)	(103)	—
Transfers between subaccounts, net	(12,855)	—	—
Maintenance charges and mortality adjustments	(28)	(140)	(137)

Increase (decrease) in net assets from contract transactions	(13,086)	(243)	(137)

Total increase (decrease) in net assets	(14,936)	12,540	8,469

Net assets as of December 31, 2023	$3,359	$51,609	$49,584

Investment income (loss):
Dividend distributions	371	1,954	30
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(707)	(664)

Net investment income (loss)	363	1,247	(634)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(23)	14	72
Change in unrealized appreciation (depreciation)	(789)	(1,370)	8,000

Net gain (loss) on investments	(812)	(1,356)	8,072

Net increase (decrease) in net assets from operations	(449)	(109)	7,438

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(114)	—
Transfers between subaccounts, net	(26)	(2)	—
Maintenance charges and mortality adjustments	(6)	(152)	(154)

Increase (decrease) in net assets from contract transactions	(32)	(268)	(154)

Total increase (decrease) in net assets	(481)	(377)	7,284

Net assets as of December 31, 2024	$2,878	$51,232	$56,868

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 78

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Mid- Cap 1.5x Strategy(e)	Rydex VIF Money Market	Rydex VIF NASDAQ-100®
Net assets as of December 31, 2022	$64,085	$3,856,461	$161,966

Investment income (loss):
Dividend distributions	—	133,857	—
Investment Expenses:
Mortality and expense risk and administrative charges	(747)	(39,037)	(1,807)

Net investment income (loss)	(747)	94,820	(1,807)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	60	—
Realized capital gain (loss) on investments	(3,275)	—	4,611
Change in unrealized appreciation (depreciation)	14,769	(1)	82,292

Net gain (loss) on investments	11,494	59	86,903

Net increase (decrease) in net assets from operations	10,747	94,879	85,096

Contract owner transactions:
Variable annuity deposits	—	593,070	6
Terminations, withdrawals and annuity payments	(10,516)	(534,467)	(13,986)
Transfers between subaccounts, net	(67)	(876,869)	10,864
Maintenance charges and mortality adjustments	(172)	(12,288)	(658)

Increase (decrease) in net assets from contract transactions	(10,755)	(830,554)	(3,774)

Total increase (decrease) in net assets	(8)	(735,675)	81,322

Net assets as of December 31, 2023	$64,077	$3,120,786	$243,288

Investment income (loss):
Dividend distributions	431	170,038	505
Investment Expenses:
Mortality and expense risk and administrative charges	(886)	(47,261)	(2,210)

Net investment income (loss)	(455)	122,777	(1,705)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,350	4,676
Realized capital gain (loss) on investments	(123)	—	33,421
Change in unrealized appreciation (depreciation)	9,411	—	17,742

Net gain (loss) on investments	9,288	1,350	55,839

Net increase (decrease) in net assets from operations	8,833	124,127	54,134

Contract owner transactions:
Variable annuity deposits	—	528,270	6
Terminations, withdrawals and annuity payments	(614)	(288,125)	(67,613)
Transfers between subaccounts, net	—	1,856,320	(3,923)
Maintenance charges and mortality adjustments	(184)	(15,631)	(656)

Increase (decrease) in net assets from contract transactions	(798)	2,080,834	(72,186)

Total increase (decrease) in net assets	8,035	2,204,961	(18,052)

Net assets as of December 31, 2024	$72,112	$5,325,747	$225,236

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 79

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF NASDAQ-100® 2x Strategy(e)	Rydex VIF Nova(e)	Rydex VIF Precious Metals
Net assets as of December 31, 2022	$12,290	$30,580	$134,986

Investment income (loss):
Dividend distributions	—	—	467
Investment Expenses:
Mortality and expense risk and administrative charges	(209)	(428)	(1,711)

Net investment income (loss)	(209)	(428)	(1,244)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,275)	922	(1,209)
Change in unrealized appreciation (depreciation)	11,890	8,914	4,051

Net gain (loss) on investments	10,615	9,836	2,842

Net increase (decrease) in net assets from operations	10,406	9,408	1,598

Contract owner transactions:
Variable annuity deposits	—	—	564
Terminations, withdrawals and annuity payments	(377)	(6,141)	(2,031)
Transfers between subaccounts, net	(14,254)	1,656	(4)
Maintenance charges and mortality adjustments	(156)	(174)	(580)

Increase (decrease) in net assets from contract transactions	(14,787)	(4,659)	(2,051)

Total increase (decrease) in net assets	(4,381)	4,749	(453)

Net assets as of December 31, 2023	$7,909	$35,329	$134,533

Investment income (loss):
Dividend distributions	—	—	2,013
Investment Expenses:
Mortality and expense risk and administrative charges	(122)	(503)	(1,780)

Net investment income (loss)	(122)	(503)	233

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	216	1,654	6,250
Change in unrealized appreciation (depreciation)	2,990	9,211	5,155

Net gain (loss) on investments	3,206	10,865	11,405

Net increase (decrease) in net assets from operations	3,084	10,362	11,638

Contract owner transactions:
Variable annuity deposits	—	—	204
Terminations, withdrawals and annuity payments	(561)	(3,026)	(16,162)
Transfers between subaccounts, net	—	1,676	(2,792)
Maintenance charges and mortality adjustments	(52)	(157)	(590)

Increase (decrease) in net assets from contract transactions	(613)	(1,507)	(19,340)

Total increase (decrease) in net assets	2,471	8,855	(7,702)

Net assets as of December 31, 2024	$10,380	$44,184	$126,831

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 80

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy(e)
Net assets as of December 31, 2022	$70,077	$49,851	$328

Investment income (loss):
Dividend distributions	904	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(878)	(530)	(4)

Net investment income (loss)	26	(530)	(4)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,722	—	—
Realized capital gain (loss) on investments	(603)	913	(53)
Change in unrealized appreciation (depreciation)	3,595	7,193	108

Net gain (loss) on investments	5,714	8,106	55

Net increase (decrease) in net assets from operations	5,740	7,576	51

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(4,408)	(3,800)	(65)
Transfers between subaccounts, net	257	—	—
Maintenance charges and mortality adjustments	(293)	(155)	(1)

Increase (decrease) in net assets from contract transactions	(4,444)	(3,955)	(66)

Total increase (decrease) in net assets	1,296	3,621	(15)

Net assets as of December 31, 2023	$71,373	$53,472	$313

Investment income (loss):
Dividend distributions	927	—	3
Investment Expenses:
Mortality and expense risk and administrative charges	(946)	(490)	(4)

Net investment income (loss)	(19)	(490)	(1)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	234	3,940	(94)
Change in unrealized appreciation (depreciation)	2,014	2,960	107

Net gain (loss) on investments	2,248	6,900	13

Net increase (decrease) in net assets from operations	2,229	6,410	12

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,472)	(27,565)	(69)
Transfers between subaccounts, net	6,259	(312)	879
Maintenance charges and mortality adjustments	(290)	(136)	(6)

Increase (decrease) in net assets from contract transactions	2,497	(28,013)	804

Total increase (decrease) in net assets	4,726	(21,603)	816

Net assets as of December 31, 2024	$76,099	$31,869	$1,129

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 81

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Russell 2000® 2x Strategy(e)	Rydex VIF S&P 500 2x Strategy(e)	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2022	$204	$142,915	$133,090

Investment income (loss):
Dividend distributions	—	143	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2)	(2,146)	(1,699)

Net investment income (loss)	(2)	(2,003)	(1,699)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2)	1	(4,695)
Change in unrealized appreciation (depreciation)	46	63,997	13,224

Net gain (loss) on investments	44	63,998	8,529

Net increase (decrease) in net assets from operations	42	61,995	6,830

Contract owner transactions:
Variable annuity deposits	—	—	720
Terminations, withdrawals and annuity payments	—	—	(2,512)
Transfers between subaccounts, net	(1)	1,093	1,981
Maintenance charges and mortality adjustments	(1)	(725)	(621)

Increase (decrease) in net assets from contract transactions	(2)	368	(432)

Total increase (decrease) in net assets	40	62,363	6,398

Net assets as of December 31, 2023	$244	$205,278	$139,488

Investment income (loss):
Dividend distributions	1	1,641	94
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(3,205)	(2,011)

Net investment income (loss)	(3)	(1,564)	(1,917)

Increase (decrease) in net assets from operations:
Capital gain distributions	2	—	656
Realized capital gain (loss) on investments	(1)	3,007	(574)
Change in unrealized appreciation (depreciation)	20	80,951	36,194

Net gain (loss) on investments	21	83,958	36,276

Net increase (decrease) in net assets from operations	18	82,394	34,359

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(7,372)
Transfers between subaccounts, net	2	(90)	4,593
Maintenance charges and mortality adjustments	(1)	(857)	(709)

Increase (decrease) in net assets from contract transactions	1	(947)	(3,488)

Total increase (decrease) in net assets	19	81,447	30,871

Net assets as of December 31, 2024	$263	$286,725	$170,359

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 82

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2022	$585,927	$133,344	$171,694

Investment income (loss):
Dividend distributions	8,049	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,653)	(1,399)	(1,875)

Net investment income (loss)	3,396	(1,399)	(1,875)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	9,923	(2,300)	(547)
Change in unrealized appreciation (depreciation)	12,672	21,395	45,543

Net gain (loss) on investments	22,595	19,095	44,996

Net increase (decrease) in net assets from operations	25,991	17,696	43,121

Contract owner transactions:
Variable annuity deposits	—	120	120
Terminations, withdrawals and annuity payments	(35,586)	(7,897)	(10,356)
Transfers between subaccounts, net	(36,024)	9,590	(6,007)
Maintenance charges and mortality adjustments	(2,398)	(353)	(699)

Increase (decrease) in net assets from contract transactions	(74,008)	1,460	(16,942)

Total increase (decrease) in net assets	(48,017)	19,156	26,179

Net assets as of December 31, 2023	$537,910	$152,500	$197,873

Investment income (loss):
Dividend distributions	7,477	—	147
Investment Expenses:
Mortality and expense risk and administrative charges	(4,709)	(1,706)	(1,906)

Net investment income (loss)	2,768	(1,706)	(1,759)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	13	9,132
Realized capital gain (loss) on investments	7,092	577	1,041
Change in unrealized appreciation (depreciation)	42,653	22,143	(2,050)

Net gain (loss) on investments	49,745	22,733	8,123

Net increase (decrease) in net assets from operations	52,513	21,027	6,364

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(24,466)	(2,846)	(6,049)
Transfers between subaccounts, net	4,788	710	(3)
Maintenance charges and mortality adjustments	(2,107)	(264)	(664)

Increase (decrease) in net assets from contract transactions	(21,785)	(2,400)	(6,716)

Total increase (decrease) in net assets	30,728	18,627	(352)

Net assets as of December 31, 2024	$568,638	$171,127	$197,521

The accompanying notes are an integral part of these financial statements. 83

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy(e)
Net assets as of December 31, 2022	$28,079	$52,062	$30,335

Investment income (loss):
Dividend distributions	26	—	5
Investment Expenses:
Mortality and expense risk and administrative charges	(382)	(719)	(156)

Net investment income (loss)	(356)	(719)	(151)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(92)	1,109	857
Change in unrealized appreciation (depreciation)	4,947	8,690	(44)

Net gain (loss) on investments	4,855	9,799	813

Net increase (decrease) in net assets from operations	4,499	9,080	662

Contract owner transactions:
Variable annuity deposits	360	840	—
Terminations, withdrawals and annuity payments	(114)	(564)	(2,652)
Transfers between subaccounts, net	—	517	(13,675)
Maintenance charges and mortality adjustments	(75)	(60)	(30)

Increase (decrease) in net assets from contract transactions	171	733	(16,357)

Total increase (decrease) in net assets	4,670	9,813	(15,695)

Net assets as of December 31, 2023	$32,749	$61,875	$14,640

Investment income (loss):
Dividend distributions	—	—	160
Investment Expenses:
Mortality and expense risk and administrative charges	(307)	(740)	(99)

Net investment income (loss)	(307)	(740)	61

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(261)	1,319	1,255
Change in unrealized appreciation (depreciation)	1,954	481	695

Net gain (loss) on investments	1,693	1,800	1,950

Net increase (decrease) in net assets from operations	1,386	1,060	2,011

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(19,545)	(6,141)	(1,031)
Transfers between subaccounts, net	340	(360)	(10,334)
Maintenance charges and mortality adjustments	(54)	(54)	(7)

Increase (decrease) in net assets from contract transactions	(19,259)	(6,555)	(11,372)

Total increase (decrease) in net assets	(17,873)	(5,495)	(9,361)

Net assets as of December 31, 2024	$14,876	$56,380	$5,279

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 84

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Technology	Rydex VIF Transportation	Rydex VIF Utilities
Net assets as of December 31, 2022	$2,383,012	$25,926	$110,627

Investment income (loss):
Dividend distributions	—	—	1,642
Investment Expenses:
Mortality and expense risk and administrative charges	(35,859)	(382)	(842)

Net investment income (loss)	(35,859)	(382)	800

Increase (decrease) in net assets from operations:
Capital gain distributions	43,868	—	—
Realized capital gain (loss) on investments	(1,281)	(104)	1,188
Change in unrealized appreciation (depreciation)	1,067,748	6,407	(11,033)

Net gain (loss) on investments	1,110,335	6,303	(9,845)

Net increase (decrease) in net assets from operations	1,074,476	5,921	(9,045)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,139)	(117)	(3,586)
Transfers between subaccounts, net	(126,590)	—	(18,627)
Maintenance charges and mortality adjustments	(15,900)	(72)	(390)

Increase (decrease) in net assets from contract transactions	(155,629)	(189)	(22,603)

Total increase (decrease) in net assets	918,847	5,732	(31,648)

Net assets as of December 31, 2023	$3,301,859	$31,658	$78,979

Investment income (loss):
Dividend distributions	—	32	1,141
Investment Expenses:
Mortality and expense risk and administrative charges	(30,991)	(277)	(837)

Net investment income (loss)	(30,991)	(245)	304

Increase (decrease) in net assets from operations:
Capital gain distributions	63,836	—	—
Realized capital gain (loss) on investments	652,993	(1,087)	613
Change in unrealized appreciation (depreciation)	(111,638)	(213)	13,310

Net gain (loss) on investments	605,191	(1,300)	13,923

Net increase (decrease) in net assets from operations	574,200	(1,545)	14,227

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,730)	(15,415)	(4,321)
Transfers between subaccounts, net	(2,259,941)	597	32
Maintenance charges and mortality adjustments	(11,793)	(45)	(355)

Increase (decrease) in net assets from contract transactions	(2,285,464)	(14,863)	(4,644)

Total increase (decrease) in net assets	(1,711,264)	(16,408)	9,583

Net assets as of December 31, 2024	$1,590,595	$15,250	$88,562

The accompanying notes are an integral part of these financial statements. 85

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Weakening Dollar 2x Strategy(e)	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income
Net assets as of December 31, 2022	$116	$637,897	$592,138

Investment income (loss):
Dividend distributions	11	—	6,471
Investment Expenses:
Mortality and expense risk and administrative charges	(93)	(4,508)	(2,338)

Net investment income (loss)	(82)	(4,508)	4,133

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	7,028
Realized capital gain (loss) on investments	1,467	(3,796)	(12,388)
Change in unrealized appreciation (depreciation)	5	288,964	11,937

Net gain (loss) on investments	1,472	285,168	6,577

Net increase (decrease) in net assets from operations	1,390	280,660	10,710

Contract owner transactions:
Variable annuity deposits	—	44,454	—
Terminations, withdrawals and annuity payments	(426)	(214,829)	(138,321)
Transfers between subaccounts, net	(953)	11,527	(294,725)
Maintenance charges and mortality adjustments	(13)	(1,432)	(768)

Increase (decrease) in net assets from contract transactions	(1,392)	(160,280)	(433,814)

Total increase (decrease) in net assets	(2)	120,380	(423,104)

Net assets as of December 31, 2023	$114	$758,277	$169,034

Investment income (loss):
Dividend distributions	6	—	1,408
Investment Expenses:
Mortality and expense risk and administrative charges	(1)	(7,588)	(830)

Net investment income (loss)	5	(7,588)	578

Increase (decrease) in net assets from operations:
Capital gain distributions	—	47,989	5,711
Realized capital gain (loss) on investments	(1)	29,741	(6,641)
Change in unrealized appreciation (depreciation)	(20)	217,208	8,654

Net gain (loss) on investments	(21)	294,938	7,724

Net increase (decrease) in net assets from operations	(16)	287,350	8,302

Contract owner transactions:
Variable annuity deposits	—	36	—
Terminations, withdrawals and annuity payments	—	(91,298)	(2,907)
Transfers between subaccounts, net	(3)	133,628	(87,930)
Maintenance charges and mortality adjustments	—	(2,099)	(126)

Increase (decrease) in net assets from contract transactions	(3)	40,267	(90,963)

Total increase (decrease) in net assets	(19)	327,617	(82,661)

Net assets as of December 31, 2024	$95	$1,085,894	$86,373

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 86

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2022	$333,603	$59,889	$244,945

Investment income (loss):
Dividend distributions	—	2,177	5,064
Investment Expenses:
Mortality and expense risk and administrative charges	(2,482)	(615)	(2,237)

Net investment income (loss)	(2,482)	1,562	2,827

Increase (decrease) in net assets from operations:
Capital gain distributions	10,736	—	184
Realized capital gain (loss) on investments	8,026	(83)	(24,881)
Change in unrealized appreciation (depreciation)	(11,125)	1,707	56,941

Net gain (loss) on investments	7,637	1,624	32,244

Net increase (decrease) in net assets from operations	5,155	3,186	35,071

Contract owner transactions:
Variable annuity deposits	—	16,551	15,891
Terminations, withdrawals and annuity payments	(18,588)	(17,402)	(36,776)
Transfers between subaccounts, net	(28,967)	37,520	150,463
Maintenance charges and mortality adjustments	(1,025)	(123)	(992)

Increase (decrease) in net assets from contract transactions	(48,580)	36,546	128,586

Total increase (decrease) in net assets	(43,425)	39,732	163,657

Net assets as of December 31, 2023	$290,178	$99,621	$408,602

Investment income (loss):
Dividend distributions	—	4,000	16,824
Investment Expenses:
Mortality and expense risk and administrative charges	(2,651)	(718)	(2,354)

Net investment income (loss)	(2,651)	3,282	14,470

Increase (decrease) in net assets from operations:
Capital gain distributions	26,221	—	3,233
Realized capital gain (loss) on investments	3,127	(24)	(4,247)
Change in unrealized appreciation (depreciation)	(24,151)	688	15,067

Net gain (loss) on investments	5,197	664	14,053

Net increase (decrease) in net assets from operations	2,546	3,946	28,523

Contract owner transactions:
Variable annuity deposits	—	96	11,040
Terminations, withdrawals and annuity payments	(13,026)	(1,578)	(16,568)
Transfers between subaccounts, net	(38)	174	276
Maintenance charges and mortality adjustments	(956)	(171)	(804)

Increase (decrease) in net assets from contract transactions	(14,020)	(1,479)	(6,056)

Total increase (decrease) in net assets	(11,474)	2,467	22,467

Net assets as of December 31, 2024	$278,704	$102,088	$431,069

The accompanying notes are an integral part of these financial statements. 87

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	VanEck VIP Global Gold
Net assets as of December 31, 2022	$513,445	$176,396	$10,290

Investment income (loss):
Dividend distributions	17,024	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,602)	(1,081)	(135)

Net investment income (loss)	13,422	(1,081)	(135)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(25,214)	(28,587)	(56)
Change in unrealized appreciation (depreciation)	79,068	28,738	1,120

Net gain (loss) on investments	53,854	151	1,064

Net increase (decrease) in net assets from operations	67,276	(930)	929

Contract owner transactions:
Variable annuity deposits	360	840	—
Terminations, withdrawals and annuity payments	(115,855)	(7,788)	—
Transfers between subaccounts, net	(276,933)	(80,935)	—
Maintenance charges and mortality adjustments	(1,343)	(214)	(22)

Increase (decrease) in net assets from contract transactions	(393,771)	(88,097)	(22)

Total increase (decrease) in net assets	(326,495)	(89,027)	907

Net assets as of December 31, 2023	$186,950	$87,369	$11,197

Investment income (loss):
Dividend distributions	4,449	—	372
Investment Expenses:
Mortality and expense risk and administrative charges	(1,832)	(869)	(173)

Net investment income (loss)	2,617	(869)	199

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,257	(3,662)	(22)
Change in unrealized appreciation (depreciation)	(7,087)	(5,715)	(6,351)

Net gain (loss) on investments	(5,830)	(9,377)	(6,373)

Net increase (decrease) in net assets from operations	(3,213)	(10,246)	(6,174)

Contract owner transactions:
Variable annuity deposits	—	9,982	—
Terminations, withdrawals and annuity payments	(15,212)	(10,423)	(820)
Transfers between subaccounts, net	497	(205)	48,779
Maintenance charges and mortality adjustments	(1,086)	(153)	(30)

Increase (decrease) in net assets from contract transactions	(15,801)	(799)	47,929

Total increase (decrease) in net assets	(19,014)	(11,045)	41,755

Net assets as of December 31, 2024	$167,936	$76,324	$52,952

The accompanying notes are an integral part of these financial statements. 88

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	VanEck VIP Global Resources	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth
Net assets as of December 31, 2022	$95,111	$234,385	$30,392

Investment income (loss):
Dividend distributions	2,406	4,975	356
Investment Expenses:
Mortality and expense risk and administrative charges	(249)	(2,831)	(669)

Net investment income (loss)	2,157	2,144	(313)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	9,641	1,716
Realized capital gain (loss) on investments	(2,914)	(91)	4
Change in unrealized appreciation (depreciation)	(3,778)	18,507	10,653

Net gain (loss) on investments	(6,692)	28,057	12,373

Net increase (decrease) in net assets from operations	(4,535)	30,201	12,060

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(431)	(3,377)	—
Transfers between subaccounts, net	(81,022)	—	33,339
Maintenance charges and mortality adjustments	(50)	(487)	(69)

Increase (decrease) in net assets from contract transactions	(81,503)	(3,864)	33,270

Total increase (decrease) in net assets	(86,038)	26,337	45,330

Net assets as of December 31, 2023	$9,073	$260,722	$75,722

Investment income (loss):
Dividend distributions	223	5,752	918
Investment Expenses:
Mortality and expense risk and administrative charges	(118)	(2,290)	(1,425)

Net investment income (loss)	105	3,462	(507)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,440	1,678
Realized capital gain (loss) on investments	(852)	6,898	245
Change in unrealized appreciation (depreciation)	(499)	5,318	6,005

Net gain (loss) on investments	(1,351)	24,656	7,928

Net increase (decrease) in net assets from operations	(1,246)	28,118	7,421

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(32)	(91,053)	—
Transfers between subaccounts, net	856	—	33,769
Maintenance charges and mortality adjustments	(18)	(370)	(84)

Increase (decrease) in net assets from contract transactions	806	(91,423)	33,685

Total increase (decrease) in net assets	(440)	(63,305)	41,106

Net assets as of December 31, 2024	$8,633	$197,417	$116,828

The accompanying notes are an integral part of these financial statements. 89

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income
Net assets as of December 31, 2022	$186,269	$145,444	$701,678

Investment income (loss):
Dividend distributions	3,768	2,016	18,586
Investment Expenses:
Mortality and expense risk and administrative charges	(2,692)	(2,346)	(9,685)

Net investment income (loss)	1,076	(330)	8,901

Increase (decrease) in net assets from operations:
Capital gain distributions	4,876	7,664	36,337
Realized capital gain (loss) on investments	(167)	(1,228)	231
Change in unrealized appreciation (depreciation)	14,611	76,152	38

Net gain (loss) on investments	19,320	82,588	36,606

Net increase (decrease) in net assets from operations	20,396	82,258	45,507

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(15,381)	(10,102)
Transfers between subaccounts, net	—	612,904	—
Maintenance charges and mortality adjustments	(405)	(440)	(1,752)

Increase (decrease) in net assets from contract transactions	(405)	597,083	(11,854)

Total increase (decrease) in net assets	19,991	679,341	33,653

Net assets as of December 31, 2023	$206,260	$824,785	$735,331

Investment income (loss):
Dividend distributions	5,604	14,002	22,532
Investment Expenses:
Mortality and expense risk and administrative charges	(2,956)	(3,991)	(11,091)

Net investment income (loss)	2,648	10,011	11,441

Increase (decrease) in net assets from operations:
Capital gain distributions	4,750	50,609	47,500
Realized capital gain (loss) on investments	499	12,037	1,793
Change in unrealized appreciation (depreciation)	3,859	49,012	38,011

Net gain (loss) on investments	9,108	111,658	87,304

Net increase (decrease) in net assets from operations	11,756	121,669	98,745

Contract owner transactions:
Variable annuity deposits	—	31,360	—
Terminations, withdrawals and annuity payments	(8,023)	(6,602)	(10,041)
Transfers between subaccounts, net	50	(129,225)	(1,460)
Maintenance charges and mortality adjustments	(190)	(642)	(1,852)

Increase (decrease) in net assets from contract transactions	(8,163)	(105,109)	(13,353)

Total increase (decrease) in net assets	3,593	16,560	85,392

Net assets as of December 31, 2024	$209,853	$841,345	$820,723

The accompanying notes are an integral part of these financial statements. 90

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth
Net assets as of December 31, 2022	$767,320	$8,429	$178,526

Investment income (loss):
Dividend distributions	11,934	164	502
Investment Expenses:
Mortality and expense risk and administrative charges	(5,317)	(141)	(3,485)

Net investment income (loss)	6,617	23	(2,983)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,432	14	—
Realized capital gain (loss) on investments	1,556	(30)	(1,631)
Change in unrealized appreciation (depreciation)	254,372	395	71,325

Net gain (loss) on investments	282,360	379	69,694

Net increase (decrease) in net assets from operations	288,977	402	66,711

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15,914)	—	(5,122)
Transfers between subaccounts, net	1,011,211	—	—
Maintenance charges and mortality adjustments	(1,582)	(17)	(221)

Increase (decrease) in net assets from contract transactions	993,715	(17)	(5,343)

Total increase (decrease) in net assets	1,282,692	385	61,368

Net assets as of December 31, 2023	$2,050,012	$8,814	$239,894

Investment income (loss):
Dividend distributions	29,315	252	769
Investment Expenses:
Mortality and expense risk and administrative charges	(8,771)	(147)	(4,603)

Net investment income (loss)	20,544	105	(3,834)

Increase (decrease) in net assets from operations:
Capital gain distributions	83,811	10	—
Realized capital gain (loss) on investments	15,179	(27)	10,529
Change in unrealized appreciation (depreciation)	378,302	(58)	67,431

Net gain (loss) on investments	477,292	(75)	77,960

Net increase (decrease) in net assets from operations	497,836	30	74,126

Contract owner transactions:
Variable annuity deposits	62,720	—	—
Terminations, withdrawals and annuity payments	(61,033)	—	(5,889)
Transfers between subaccounts, net	(75)	—	(36,894)
Maintenance charges and mortality adjustments	(1,816)	(18)	(234)

Increase (decrease) in net assets from contract transactions	(204)	(18)	(43,017)

Total increase (decrease) in net assets	497,632	12	31,109

Net assets as of December 31, 2024	$2,547,644	$8,826	$271,003

The accompanying notes are an integral part of these financial statements. 91

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF High Yield Bond	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index
Net assets as of December 31, 2022	$163,352	$367,815	$537,453

Investment income (loss):
Dividend distributions	8,338	6,009	7,720
Investment Expenses:
Mortality and expense risk and administrative charges	(1,779)	(3,638)	(3,621)

Net investment income (loss)	6,559	2,371	4,099

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,958	9,688
Realized capital gain (loss) on investments	(213)	(3,656)	(7,447)
Change in unrealized appreciation (depreciation)	10,778	63,446	73,234

Net gain (loss) on investments	10,565	72,748	75,475

Net increase (decrease) in net assets from operations	17,124	75,119	79,574

Contract owner transactions:
Variable annuity deposits	—	—	272,735
Terminations, withdrawals and annuity payments	—	(10,719)	(156,418)
Transfers between subaccounts, net	—	314,719	(173,173)
Maintenance charges and mortality adjustments	(433)	(704)	(531)

Increase (decrease) in net assets from contract transactions	(433)	303,296	(57,387)

Total increase (decrease) in net assets	16,691	378,415	22,187

Net assets as of December 31, 2023	$180,043	$746,230	$559,640

Investment income (loss):
Dividend distributions	8,617	9,140	7,989
Investment Expenses:
Mortality and expense risk and administrative charges	(1,847)	(4,073)	(3,950)

Net investment income (loss)	6,770	5,067	4,039

Increase (decrease) in net assets from operations:
Capital gain distributions	—	24,196	6,658
Realized capital gain (loss) on investments	(1,716)	(10,992)	4,977
Change in unrealized appreciation (depreciation)	2,925	44,102	61,231

Net gain (loss) on investments	1,209	57,306	72,866

Net increase (decrease) in net assets from operations	7,979	62,373	76,905

Contract owner transactions:
Variable annuity deposits	—	37,884	—
Terminations, withdrawals and annuity payments	(35,729)	(47,504)	(35,282)
Transfers between subaccounts, net	(72)	(86,417)	(102)
Maintenance charges and mortality adjustments	(212)	(799)	(324)

Increase (decrease) in net assets from contract transactions	(36,013)	(96,836)	(35,708)

Total increase (decrease) in net assets	(28,034)	(34,463)	41,197

Net assets as of December 31, 2024	$152,009	$711,767	$600,837

The accompanying notes are an integral part of these financial statements. 92

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade
Net assets as of December 31, 2022	$1,215,084	$51,632	$371,405

Investment income (loss):
Dividend distributions	39,998	1,276	7,569
Investment Expenses:
Mortality and expense risk and administrative charges	(6,761)	(590)	(3,917)

Net investment income (loss)	33,237	686	3,652

Increase (decrease) in net assets from operations:
Capital gain distributions	63,751	2,407	—
Realized capital gain (loss) on investments	(42,901)	(254)	(3,350)
Change in unrealized appreciation (depreciation)	203,881	7,618	29,345

Net gain (loss) on investments	224,731	9,771	25,995

Net increase (decrease) in net assets from operations	257,968	10,457	29,647

Contract owner transactions:
Variable annuity deposits	1,337,076	32,115	—
Terminations, withdrawals and annuity payments	(725,747)	(1,166)	(14,406)
Transfers between subaccounts, net	7,227	—	274,597
Maintenance charges and mortality adjustments	(605)	(101)	(709)

Increase (decrease) in net assets from contract transactions	617,951	30,848	259,482

Total increase (decrease) in net assets	875,919	41,305	289,129

Net assets as of December 31, 2023	$2,091,003	$92,937	$660,534

Investment income (loss):
Dividend distributions	24,944	3,596	23,967
Investment Expenses:
Mortality and expense risk and administrative charges	(5,960)	(732)	(6,401)

Net investment income (loss)	18,984	2,864	17,566

Increase (decrease) in net assets from operations:
Capital gain distributions	20,283	3,034	—
Realized capital gain (loss) on investments	(17,776)	533	1,820
Change in unrealized appreciation (depreciation)	102,989	(947)	15,282

Net gain (loss) on investments	105,496	2,620	17,102

Net increase (decrease) in net assets from operations	124,480	5,484	34,668

Contract owner transactions:
Variable annuity deposits	798,373	20,335	64,741
Terminations, withdrawals and annuity payments	(1,175,052)	(6,005)	(53,123)
Transfers between subaccounts, net	2,620	(3,652)	172,069
Maintenance charges and mortality adjustments	(2,384)	(101)	(1,529)

Increase (decrease) in net assets from contract transactions	(376,443)	10,577	182,158

Total increase (decrease) in net assets	(251,963)	16,061	216,826

Net assets as of December 31, 2024	$1,839,040	$108,998	$877,360

The accompanying notes are an integral part of these financial statements. 93

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Small Company Growth(e)	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index
Net assets as of December 31, 2022	$58,415	$1,052,635	$107,993

Investment income (loss):
Dividend distributions	256	25,139	3,295
Investment Expenses:
Mortality and expense risk and administrative charges	(879)	(11,617)	(1,731)

Net investment income (loss)	(623)	13,522	1,564

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,380
Realized capital gain (loss) on investments	(424)	(21,078)	(83)
Change in unrealized appreciation (depreciation)	11,516	78,594	17,751

Net gain (loss) on investments	11,092	57,516	19,048

Net increase (decrease) in net assets from operations	10,469	71,038	20,612

Contract owner transactions:
Variable annuity deposits	—	1,948,110	64,230
Terminations, withdrawals and annuity payments	(150)	(469,719)	(3,245)
Transfers between subaccounts, net	—	11,275	—
Maintenance charges and mortality adjustments	(311)	(1,235)	(225)

Increase (decrease) in net assets from contract transactions	(461)	1,488,431	60,760

Total increase (decrease) in net assets	10,008	1,559,469	81,372

Net assets as of December 31, 2023	$68,423	$2,612,104	$189,365

Investment income (loss):
Dividend distributions	384	69,900	7,133
Investment Expenses:
Mortality and expense risk and administrative charges	(1,007)	(12,864)	(2,097)

Net investment income (loss)	(623)	57,036	5,036

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,210
Realized capital gain (loss) on investments	(203)	(13,466)	359
Change in unrealized appreciation (depreciation)	7,529	(24,466)	1,701

Net gain (loss) on investments	7,326	(37,932)	3,270

Net increase (decrease) in net assets from operations	6,703	19,104	8,306

Contract owner transactions:
Variable annuity deposits	—	78,154	40,671
Terminations, withdrawals and annuity payments	(185)	(279,336)	(3,476)
Transfers between subaccounts, net	20	(1,313)	2,044
Maintenance charges and mortality adjustments	(270)	(846)	(178)

Increase (decrease) in net assets from contract transactions	(435)	(203,341)	39,061

Total increase (decrease) in net assets	6,268	(184,237)	47,367

Net assets as of December 31, 2024	$74,691	$2,427,867	$236,732

(e)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 94

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Total Stock Market Index	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small- Cap Growth Series
Net assets as of December 31, 2022	$493,434	$70,006	$268,510

Investment income (loss):
Dividend distributions	6,167	651	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,440)	(275)	(3,050)

Net investment income (loss)	(2,273)	376	(3,050)

Increase (decrease) in net assets from operations:
Capital gain distributions	30,058	151	19,997
Realized capital gain (loss) on investments	5,019	(10,905)	(3,705)
Change in unrealized appreciation (depreciation)	239,924	12,596	36,029

Net gain (loss) on investments	275,001	1,842	52,321

Net increase (decrease) in net assets from operations	272,728	2,218	49,271

Contract owner transactions:
Variable annuity deposits	952,018	—	—
Terminations, withdrawals and annuity payments	(58,878)	(752)	(5,594)
Transfers between subaccounts, net	3,705	(55,819)	(8)
Maintenance charges and mortality adjustments	(1,212)	(75)	(492)

Increase (decrease) in net assets from contract transactions	895,633	(56,646)	(6,094)

Total increase (decrease) in net assets	1,168,361	(54,428)	43,177

Net assets as of December 31, 2023	$1,661,795	$15,578	$311,687

Investment income (loss):
Dividend distributions	23,633	295	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,474)	(203)	(3,022)

Net investment income (loss)	12,159	92	(3,022)

Increase (decrease) in net assets from operations:
Capital gain distributions	129,566	182	21,280
Realized capital gain (loss) on investments	80,028	(23)	(18,982)
Change in unrealized appreciation (depreciation)	184,638	1,227	28,997

Net gain (loss) on investments	394,232	1,386	31,295

Net increase (decrease) in net assets from operations	406,391	1,478	28,273

Contract owner transactions:
Variable annuity deposits	265,427	—	9,623
Terminations, withdrawals and annuity payments	(303,893)	(40)	(7,922)
Transfers between subaccounts, net	(38,663)	—	(68,555)
Maintenance charges and mortality adjustments	(1,592)	(32)	(477)

Increase (decrease) in net assets from contract transactions	(78,721)	(72)	(67,331)

Total increase (decrease) in net assets	327,670	1,406	(39,058)

Net assets as of December 31, 2024	$1,989,465	$16,984	$272,629

The accompanying notes are an integral part of these financial statements. 95

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series	Voya MidCap Opportunities Portfolio
Net assets as of December 31, 2022	$8,695	$192,874	$49,144

Investment income (loss):
Dividend distributions	423	56	—
Investment Expenses:
Mortality and expense risk and administrative charges	(111)	(379)	(673)

Net investment income (loss)	312	(323)	(673)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(15)	(16,536)	(637)
Change in unrealized appreciation (depreciation)	340	38,479	12,012

Net gain (loss) on investments	325	21,943	11,375

Net increase (decrease) in net assets from operations	637	21,620	10,702

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,549)	—
Transfers between subaccounts, net	—	(155,520)	—
Maintenance charges and mortality adjustments	(18)	(394)	(288)

Increase (decrease) in net assets from contract transactions	(18)	(157,463)	(288)

Total increase (decrease) in net assets	619	(135,843)	10,414

Net assets as of December 31, 2023	$9,314	$57,031	$59,558

Investment income (loss):
Dividend distributions	29	111	—
Investment Expenses:
Mortality and expense risk and administrative charges	(68)	(138)	(799)

Net investment income (loss)	(39)	(27)	(799)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	95	—
Realized capital gain (loss) on investments	(574)	(74)	(440)
Change in unrealized appreciation (depreciation)	881	(3,249)	9,421

Net gain (loss) on investments	307	(3,228)	8,981

Net increase (decrease) in net assets from operations	268	(3,255)	8,182

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(9,538)	(1,345)	—
Transfers between subaccounts, net	(35)	—	—
Maintenance charges and mortality adjustments	(9)	(301)	(339)

Increase (decrease) in net assets from contract transactions	(9,582)	(1,646)	(339)

Total increase (decrease) in net assets	(9,314)	(4,901)	7,843

Net assets as of December 31, 2024	$—	$52,130	$67,401

The accompanying notes are an integral part of these financial statements. 96

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	VY CBRE Global Real Estate Portfolio	VY CBRE Real Estate Portfolio
Net assets as of December 31, 2022	$23,316	$21,422

Investment income (loss):
Dividend distributions	371	509
Investment Expenses:
Mortality and expense risk and administrative charges	(203)	(55)

Net investment income (loss)	168	454

Increase (decrease) in net assets from operations:
Capital gain distributions	247	1,413
Realized capital gain (loss) on investments	(85)	(5)
Change in unrealized appreciation (depreciation)	2,253	1,041

Net gain (loss) on investments	2,415	2,449

Net increase (decrease) in net assets from operations	2,583	2,903

Contract owner transactions:
Variable annuity deposits	—	—
Terminations, withdrawals and annuity payments	(120)	—
Transfers between subaccounts, net	—	—
Maintenance charges and mortality adjustments	(47)	(45)

Increase (decrease) in net assets from contract transactions	(167)	(45)

Total increase (decrease) in net assets	2,416	2,858

Net assets as of December 31, 2023	$25,732	$24,280

Investment income (loss):
Dividend distributions	315	583
Investment Expenses:
Mortality and expense risk and administrative charges	(97)	(62)

Net investment income (loss)	218	521

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(2,623)	—
Change in unrealized appreciation (depreciation)	1,782	420

Net gain (loss) on investments	(841)	420

Net increase (decrease) in net assets from operations	(623)	941

Contract owner transactions:
Variable annuity deposits	—	—
Terminations, withdrawals and annuity payments	(13,873)	—
Transfers between subaccounts, net	21	—
Maintenance charges and mortality adjustments	(30)	(45)

Increase (decrease) in net assets from contract transactions	(13,882)	(45)

Total increase (decrease) in net assets	(14,505)	896

Net assets as of December 31, 2024	$11,227	$25,176

The accompanying notes are an integral part of these financial statements. 97

Variable Annuity Account A

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	Allspring Global Investments, LLC
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	—
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware VIP Global Equity	Class II	Delaware Management Company	Securian Asset Management, Inc.
Delaware VIP Real Estate Securities	Class II	Delaware Management Company	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Equity Allocation	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA Global Moderate Allocation	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Small Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Large Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	—
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	—
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	—
DWS High Income VIP	B	DWS Investment Management Americas, Inc	—
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC	—
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP American Century Disciplined Core Value	Service Class	American Century Investment Management, Inc	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
LVIP American Century Inflation Protection	Service Class	American Century Investment Management, Inc	—
LVIP American Century International	Service Class	American Century Investment Management, Inc	—
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP Asset Strategy	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP Balanced	Service Class	Delaware Management Company	—
Macquarie VIP Core Equity	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Macquarie VIP Energy	Service Class	Delaware Management Company	—
Macquarie VIP Global Growth	Service Class	Delaware Management Company	—
Macquarie VIP Growth	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP High Income	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Macquarie VIP International Core Equity	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP Limited-Term Bond Series	Service Class	Delaware Management Company	—
Macquarie VIP Mid Cap Growth	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Macquarie VIP Natural Resources	Service Class	Delaware Management Company	—
Macquarie VIP Science And Technology	Service Class	Delaware Management Company	—
Macquarie VIP Small Cap Growth	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Macquarie VIP Smid Cap Core	Service Class	Delaware Management Company	—
Macquarie VIP Value	Service Class	Delaware Management Company	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	—
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	Research Affiliates LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	—
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	—
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	—
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	Putnam Investments Ltd
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	—
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	Franklin Templeton Inv Mgmt Ltd
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	—
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	Milliman Financial Risk Management LLC
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	—
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	Duff & PheLPs Investment Management Co
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Virtus Tactical Allocation Series	A Shares	Virtus Investment Advisors (VIA)	Voya Investment Management Co. LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Uncollected Income Receivable.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Two Hundred Ninety-nine subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and change in net assets:

Subaccount
AB VPS Dynamic Asset Allocation
AB VPS Sustainable Global Thematic Growth
Allspring International Equity VT
American Funds IS® Mortgage
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
Delaware VIP Real Estate Securities
Dimensional VA Equity Allocation
Dimensional VA Global Bond Portfolio
Donoghue Forlines Momentum VIT Fund
DWS Capital Growth VIP
DWS CROCI® U.S. VIP
DWS High Income VIP
DWS International Growth VIP
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Goldman Sachs VIT Strategic Growth
Guggenheim VIF Managed Asset Allocation
Invesco V.I. American Franchise Series II
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
Janus Henderson VIT Mid Cap Value
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
Lord Abbett Series Total Return VC
Macquarie VIP Core Equity
Macquarie VIP Value
MFS® VIT Emerging Markets Equity
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
MFS® VIT Total Return Bond
Morgan Stanley VIF Emerging Markets Debt
Morgan Stanley VIF Emerging Markets Equity
NAA Large Core Series
NAA Small Growth Series
PIMCO VIT Global Managed Asset Allocation
Pioneer High Yield VCT
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Putnam VT Income

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount (continued)
Redwood Managed Volatility
Rydex VIF High Yield Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Telecommunications
Templeton Growth VIP Fund
Third Avenue Value
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF
TOPS® Conservative ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Virtus Tactical Allocation Series
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except in the incepted year for the following:

Inception Date	Subaccount
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 26, 2024	LVIP American Century Disciplined Core Value	American Century VP Disciplined Core Value
April 26, 2024	LVIP American Century Inflation Protection	American Century VP Inflation Protection
April 26, 2024	LVIP American Century International	American Century VP International
April 26, 2024	LVIP American Century Mid Cap Value	American Century VP Mid Cap Value
April 26, 2024	LVIP American Century Value	American Century VP Value
April 29, 2024	Virtus Tactical Allocation Series	Virtus Strategic Allocation Series
May 1, 2024	Macquarie VIP Asset Strategy	Delaware Ivy VIP Asset Strategy
May 1, 2024	Macquarie VIP Balanced	Delaware Ivy VIP Balanced
May 1, 2024	Macquarie VIP Core Equity	Delaware Ivy VIP Core Equity
May 1, 2024	Macquarie VIP Energy	Delaware Ivy VIP Energy
May 1, 2024	Macquarie VIP Global Growth	Delaware Ivy VIP Global Growth
May 1, 2024	Macquarie VIP Growth	Delaware Ivy VIP Growth
May 1, 2024	Macquarie VIP High Income	Delaware Ivy VIP High Income
May 1, 2024	Macquarie VIP International Core Equity	Delaware Ivy VIP International Core Equity
May 1, 2024	Macquarie VIP Limited-Term Bond Series	Delaware Ivy VIP Limited-Term Bond
May 1, 2024	Macquarie VIP Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth
May 1, 2024	Macquarie VIP Natural Resources	Delaware Ivy VIP Natural Resources
May 1, 2024	Macquarie VIP Science And Technology	Delaware Ivy VIP Science And Technology
May 1, 2024	Macquarie VIP Small Cap Growth	Delaware Ivy VIP Small Cap Growth
May 1, 2024	Macquarie VIP Smid Cap Core	Delaware Ivy VIP Smid Cap Core

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name (continued)	Old Name
May 1, 2024	Macquarie VIP Value	Delaware Ivy VIP Value
October 25, 2024	NAA All Cap Value Series	Guggenheim VIF All Cap Value
October 25, 2024	NAA Large Cap Value Series	Guggenheim VIF Large Cap Value
October 25, 2024	NAA Large Core Series	Guggenheim VIF StylePlus Large Core
October 25, 2024	NAA Large Growth Series	Guggenheim VIF StylePlus Large Growth
October 25, 2024	NAA Mid Growth Series	Guggenheim VIF StylePlus Mid Growth
October 25, 2024	NAA Small Cap Value Series	Guggenheim VIF Small Cap Value
October 25, 2024	NAA Small Growth Series	Guggenheim VIF StylePlus Small Growth
October 25, 2024	NAA Smid-Cap Value Series	Guggenheim VIF SMid Cap Value
October 25, 2024	NAA World Equity Income Series	Guggenheim VIF World Equity Income

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund was redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 26, 2024	Macquarie VIP Global Growth	Delaware VIP Global Equity

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
April 30, 2024	Allspring International Equity VT	Rydex VIF Money Market	–
April 30, 2024	Delaware VIP Real Estate Securities	Rydex VIF Money Market	–
June 17, 2024	DWS Capital Growth VIP	Rydex VIF Money Market	–
June 17, 2024	DWS Core Equity VIP	Rydex VIF Money Market	44,398
June 17, 2024	DWS CROCI® U.S. VIP	Rydex VIF Money Market	–
June 17, 2024	DWS Global Small Cap VIP	Rydex VIF Money Market	71,506
June 17, 2024	DWS High Income VIP	Rydex VIF Money Market	–
June 17, 2024	DWS International Growth VIP	Rydex VIF Money Market	–
June 21, 2024	Redwood Managed Volatility	Rydex VIF Money Market	–
August 16, 2024	Guggenheim VIF Long Short Equity	Rydex VIF Money Market	45,369
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Rydex VIF Money Market	–

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
LVIP American Century Mid Cap Value
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount (continued)
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2024, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio	$—	$3,760
AB VPS Relative Value Portfolio	1,844	560
AFIS Capital World Growth and Income	2,685	1,482
AFIS U.S. Government Securities	178,221	51,223
AFIS Washington Mutual Investors	22,597	41,884
Alger Capital Appreciation (e)	244	21,771
Alger Large Cap Growth	—	28,145
Allspring Opportunity VT	14,181	15,438
Allspring VT Discovery All Cap Growth Fund	4,943	1,484
ALPS/Alerian Energy Infrastructure	83,089	64,590
American Funds IS® Asset Allocation	87,462	253,561
American Funds IS® Capital World Bond	1,794	3,774
American Funds IS® Global Growth	21,194	26,923
American Funds IS® Global Small Capitalization	974	78,740
American Funds IS® Growth	175,274	321,891
American Funds IS® Growth-Income	65,286	52,339
American Funds IS® International	37,021	1,009
American Funds IS® International Growth and Income	6,745	5,153
American Funds IS® New World	2,298	2,495
BlackRock Advantage Large Cap Core V.I.	3,404	873
BlackRock Basic Value V.I.	1,877	116,558
BlackRock Equity Dividend V.I.	22,388	51,766
BlackRock Global Allocation V.I.	9,764	42,292
BlackRock High Yield V.I.	44,621	10,119
BlackRock Large Cap Focus Growth V.I.	108,223	7,708
BNY Mellon IP Small Cap Stock Index	53,570	37,820
BNY Mellon IP Technology Growth	—	16,033
BNY Mellon VIF Appreciation	793	156

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Delaware VIP Global Equity (c)	$464	$11,608
Dimensional VA Global Moderate Allocation	47,265	20
Dimensional VA International Small Portfolio	21,924	3,522
Dimensional VA International Value Portfolio	141,903	248,110
Dimensional VA Short-Term Fixed Portfolio	41,155	35,159
Dimensional VA U.S. Large Value Portfolio	45,875	214,014
Dimensional VA U.S. Targeted Value Portfolio	36,363	245,442
Donoghue Forlines Dividend VIT Fund	175	51
DWS Core Equity VIP (d)	6,524	112,032
DWS Global Small Cap VIP (d)	3,974	71,944
DWS Small Mid Cap Value VIP	39,143	4,873
Eaton Vance VT Floating-Rate Income	30,497	46,975
Federated Hermes Fund for U.S. Government Securities II	5,574	6,949
Federated Hermes High Income Bond II	20,457	18,142
Fidelity® VIP Balanced	261,973	77,737
Fidelity® VIP Contrafund	433,998	192,240
Fidelity® VIP Disciplined Small Cap	671	3,609
Fidelity® VIP Emerging Markets	68,221	38,080
Fidelity® VIP Growth & Income	46,165	11,452
Fidelity® VIP Growth Opportunities	33,266	398,871
Fidelity® VIP High Income	2,200	11,787
Fidelity® VIP Index 500	183,784	241,250
Fidelity® VIP Investment Grade Bond	17,998	176,859
Fidelity® VIP Mid Cap	10,103	1,587
Fidelity® VIP Overseas	8,919	6,682
Fidelity® VIP Real Estate	2,434	14,067
Fidelity® VIP Strategic Income	6,822	17,856
Franklin DynaTech VIP	—	26,556
Franklin Growth and Income VIP Fund	14,743	3,069
Franklin Income VIP Fund	15,981	28,852
Franklin Large Cap Growth VIP Fund	52,278	56,658
Franklin Mutual Global Discovery VIP Fund	12,688	922
Franklin Mutual Shares VIP Fund	3,559	22,050
Franklin Rising Dividends VIP Fund	45,796	98,793
Franklin Small Cap Value VIP Fund	22,865	30,168
Franklin Small-Mid Cap Growth VIP Fund	8,613	118,544
Franklin Strategic Income VIP Fund	1,478	483
Franklin U.S. Government Securities VIP Fund	149,523	18,456
Goldman Sachs VIT International Equity Insights	504	37
Goldman Sachs VIT Mid Cap Growth Fund	44,971	10,394
Goldman Sachs VIT Mid Cap Value	42,362	39,553
Guggenheim VIF Floating Rate Strategies	11,986	27,181
Guggenheim VIF Global Managed Futures Strategy	2,618	1,794
Guggenheim VIF High Yield	1,086	2,544
Guggenheim VIF Long Short Equity (d)	1,871	58,010

(c)	Merger. See Note 1.
(d)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Multi-Hedge Strategies	$4,409	$107,520
Guggenheim VIF Total Return Bond	152,850	41,387
Invesco Oppenheimer V.I. International Growth Fund	8,365	29,868
Invesco V.I. American Franchise Series I	1,272	21,801
Invesco V.I. American Value	471	215
Invesco V.I. Balanced-Risk Allocation	998	16,506
Invesco V.I. Comstock	9,109	325,770
Invesco V.I. Core Equity	7,049	194
Invesco V.I. Discovery Mid Cap Growth	—	21,331
Invesco V.I. Equally-Weighted S&P 500	277,654	292,568
Invesco V.I. Equity and Income	1,297	53,631
Invesco V.I. EVQ International Equity Fund	6,420	28,118
Invesco V.I. Global	9,413	1,601
Invesco V.I. Global Real Estate	482	13,940
Invesco V.I. Global Strategic Income	3,232	19,378
Invesco V.I. Government Securities	15,636	15,889
Invesco V.I. Health Care	—	994
Invesco V.I. Main Street Mid Cap Fund®	2,511	16,667
Invesco V.I. Main Street Small Cap Fund®	26,458	58,708
Invesco V.I. Small Cap Equity	2,051	23,265
Janus Henderson VIT Enterprise	16,360	55,617
Janus Henderson VIT Forty	66,464	4,190
Janus Henderson VIT Overseas	15,716	5,240
Janus Henderson VIT Research	3,219	715
Lord Abbett Series Bond-Debenture VC	23,005	70,552
Lord Abbett Series Developing Growth VC	150	8,260
Lord Abbett Series Growth and Income VC	9,186	1,947
Lord Abbett Series Growth Opportunities VC	—	17,960
LVIP American Century Disciplined Core Value (b)	1,247	127,193
LVIP American Century Inflation Protection (b)	1,719	1,274
LVIP American Century International (b)	424	23,605
LVIP American Century Mid Cap Value (b)(e)	3,421	4,778
LVIP American Century Value (b)	5,340	578
LVIP JPMorgan Core Bond Fund	1,232	2,671
LVIP JPMorgan Small Cap Core Fund	1,228	1,584
LVIP JPMorgan US Equity Fund	8,037	193
Macquarie VIP Asset Strategy (b)	31,842	34,835
Macquarie VIP Balanced (b)	503	567
Macquarie VIP Energy (b)	158	30,217
Macquarie VIP Global Growth (b)	14,239	16,196
Macquarie VIP Growth (b)	6,721	777
Macquarie VIP High Income (b)	1,532	28,170
Macquarie VIP International Core Equity (b)	590	4,375
Macquarie VIP Limited-Term Bond Series (b)	—	483
Macquarie VIP Mid Cap Growth (b)	39,594	9,265

(b)	Name change. See Note 1.
(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Macquarie VIP Natural Resources (b)	$220	$70
Macquarie VIP Science And Technology (b)	37,537	7,624
Macquarie VIP Small Cap Growth (b)	424	2,389
Macquarie VIP Smid Cap Core (b)	138	25,559
MFS® VIT Global Tactical Allocation	266	77,374
MFS® VIT II Research International	6,030	12,531
MFS® VIT International Intrinsic Value	8,408	4,110
MFS® VIT New Discovery	11,036	4,780
MFS® VIT Research	3,382	4,443
MFS® VIT Total Return	2,673	1,028
MFS® VIT Utilities	1,885	9,240
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	737	451
Morningstar Balanced ETF Asset Allocation Portfolio	27,110	61,031
Morningstar Conservative ETF Asset Allocation Portfolio	68,707	114,850
Morningstar Growth ETF Asset Allocation Portfolio	9,419	33,056
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,548	1,354
NAA All Cap Value Series (b)	8,484	2,448
NAA Large Cap Value Series (b)	56,191	52,549
NAA Large Growth Series (b)	1,844	1,039
NAA Mid Growth Series (b)	15,842	139,569
NAA Small Cap Value Series (b)	1,787	2,371
NAA Smid-Cap Value Series (b)	1,862	1,217
NAA World Equity Income Series (b)	1,390	7,178
Neuberger Berman AMT Sustainable Equity	110,250	19,340
PIMCO VIT All Asset	2,967	26,175
PIMCO VIT CommodityRealReturn Strategy	73,635	147,002
PIMCO VIT Emerging Markets Bond	26,525	17,511
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	248	18,428
PIMCO VIT High Yield	38	2,316
PIMCO VIT International Bond Portfolio (Unhedged)	4,494	48,192
PIMCO VIT Low Duration Administrative	533,786	169,016
PIMCO VIT Low Duration Advisor	10,888	7,867
PIMCO VIT Real Return Administrative	27,103	18,479
PIMCO VIT Real Return Advisor	92,573	197,620
PIMCO VIT Short-Term	33,597	88,358
PIMCO VIT Total Return Administrative	42,529	52,590
PIMCO VIT Total Return Advisor	18,732	64,703
Pioneer Bond VCT	6,969	4,202
Pioneer Equity Income VCT	2,957	216
Pioneer Strategic Income VCT	3,338	11,125
Putnam VT Core Equity Fund	94,406	34
Putnam VT Large Cap Growth Fund	17,822	49,386
Putnam VT Large Cap Value	230,838	74,024
Putnam VT Small Cap Growth	—	565
Rydex VIF Banking	1,737	1,719
Rydex VIF Basic Materials	8,683	51,257

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Biotechnology	$33,293	$8,893
Rydex VIF Commodities Strategy	6,017	12,214
Rydex VIF Consumer Products	855	5,163
Rydex VIF Dow 2x Strategy (e)	1,126	4,506
Rydex VIF Electronics	2,924	44,991
Rydex VIF Energy	31,198	16,608
Rydex VIF Energy Services	—	7,650
Rydex VIF Europe 1.25x Strategy (e)	2	—
Rydex VIF Financial Services	717	1,004
Rydex VIF Government Long Bond 1.2x Strategy (e)	2,509	13,464
Rydex VIF Health Care	4,306	6,667
Rydex VIF Internet	—	29,422
Rydex VIF Inverse Mid-Cap Strategy	—	13,043
Rydex VIF Inverse NASDAQ-100® Strategy	—	12,953
Rydex VIF Inverse Russell 2000® Strategy (e)	35	13,009
Rydex VIF Inverse S&P 500 Strategy (e)	371	40
Rydex VIF Japan 2x Strategy (e)	1,954	975
Rydex VIF Leisure	30	818
Rydex VIF Mid-Cap 1.5x Strategy (e)	431	1,684
Rydex VIF Money Market	2,703,717	498,756
Rydex VIF NASDAQ-100®	35,927	105,142
Rydex VIF NASDAQ-100® 2x Strategy (e)	—	735
Rydex VIF Nova (e)	3,481	5,491
Rydex VIF Precious Metals	13,939	33,046
Rydex VIF Real Estate	12,258	9,780
Rydex VIF Retailing	—	28,503
Rydex VIF Russell 2000® 1.5x Strategy (e)	1,724	921
Rydex VIF Russell 2000® 2x Strategy (e)	4	4
Rydex VIF S&P 500 2x Strategy (e)	12,325	14,836
Rydex VIF S&P 500 Pure Growth	38,880	43,629
Rydex VIF S&P 500 Pure Value	16,210	35,227
Rydex VIF S&P MidCap 400 Pure Growth	25,108	29,201
Rydex VIF S&P MidCap 400 Pure Value	9,279	8,622
Rydex VIF S&P SmallCap 600 Pure Growth	2,608	22,174
Rydex VIF S&P SmallCap 600 Pure Value	—	7,295
Rydex VIF Strengthening Dollar 2x Strategy (e)	17,590	28,901
Rydex VIF Technology	183,229	2,435,848
Rydex VIF Transportation	32	15,140
Rydex VIF Utilities	1,141	5,481
Rydex VIF Weakening Dollar 2x Strategy (e)	6	4
T. Rowe Price Blue Chip Growth	204,178	123,510
T. Rowe Price Equity Income	7,118	91,792
T. Rowe Price Health Sciences	26,221	16,671
T. Rowe Price Limited-Term Bond	6,192	4,389
Templeton Developing Markets VIP Fund	32,402	20,755
Templeton Foreign VIP Fund	5,106	18,290

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Templeton Global Bond VIP Fund	$9,538	$11,206
VanEck VIP Global Gold	49,152	1,024
VanEck VIP Global Resources	15,925	15,014
Vanguard® VIF Balanced	18,191	93,712
Vanguard® VIF Capital Growth	36,358	1,502
Vanguard® VIF Conservative Allocation	10,354	11,119
Vanguard® VIF Diversified Value	95,960	140,449
Vanguard® VIF Equity Income	70,032	24,444
Vanguard® VIF Equity Index	175,817	71,666
Vanguard® VIF Global Bond Index	261	164
Vanguard® VIF Growth	769	47,620
Vanguard® VIF High Yield Bond	8,617	37,860
Vanguard® VIF International	70,613	138,186
Vanguard® VIF Mid-Cap Index	14,647	39,658
Vanguard® VIF Moderate Allocation	845,320	1,182,496
Vanguard® VIF Real Estate Index	27,073	10,598
Vanguard® VIF Short Term Investment Grade	262,894	63,170
Vanguard® VIF Small Company Growth (e)	384	1,442
Vanguard® VIF Total Bond Market Index	146,848	293,153
Vanguard® VIF Total International Stock Market Index	51,047	5,740
Vanguard® VIF Total Stock Market Index	415,913	352,909
Virtus Duff & Phelps Real Estate Securities Series	476	274
Virtus KAR Small-Cap Growth Series	30,903	79,976
Virtus Newfleet Multi-Sector Intermediate Bond Series	29	9,650
Virtus SGA International Growth Series	207	1,785
Voya MidCap Opportunities Portfolio	—	1,138
VY CBRE Global Real Estate Portfolio	315	13,979
VY CBRE Real Estate Portfolio	583	107

(e)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets
Allspring Opportunity VT	$81,789
American Funds IS® International Growth and Income	15,681
American Funds IS® New World	5,102
BlackRock High Yield V.I.	1,470
BlackRock Large Cap Focus Growth V.I.	7,318
Federated Hermes Fund for U.S. Government Securities II	9,172
Federated Hermes High Income Bond II	21,268
Fidelity® VIP Contrafund	39,389
Fidelity® VIP Disciplined Small Cap	28,792
Fidelity® VIP Growth Opportunities	112,100
Fidelity® VIP Index 500	6,191
Fidelity® VIP Investment Grade Bond	2,822
Fidelity® VIP Mid Cap	7,932
Franklin Small-Mid Cap Growth VIP Fund	43,645
Invesco Oppenheimer V.I. International Growth Fund	15,855
Invesco V.I. American Franchise Series I	18,193
Invesco V.I. EVQ International Equity Fund	16,191
Invesco V.I. Global Real Estate	18,168
Invesco V.I. Main Street Small Cap Fund®	53,910
Lord Abbett Series Bond-Debenture VC	35,153
Lord Abbett Series Developing Growth VC	34,518
LVIP American Century Disciplined Core Value	37,472
LVIP American Century Mid Cap Value	32,214
LVIP JPMorgan Core Bond Fund	17,018
LVIP JPMorgan Small Cap Core Fund	6,506
Macquarie VIP Global Growth	25,385
Macquarie VIP High Income	22,336
Macquarie VIP Mid Cap Growth	38,753
NAA All Cap Value Series	4,867
NAA World Equity Income Series	16,921
Neuberger Berman AMT Sustainable Equity	46,739
PIMCO VIT Emerging Markets Bond	24,267
PIMCO VIT Low Duration Administrative	25,011
PIMCO VIT Real Return Administrative	34,018
PIMCO VIT Total Return Administrative	26,687
PIMCO VIT Total Return Advisor	11,927
Rydex VIF Basic Materials	17,840
Rydex VIF Government Long Bond 1.2x Strategy	5,817
Rydex VIF Money Market	175,129
Rydex VIF Real Estate	8,469
Rydex VIF S&P 500 Pure Growth	7,698
Rydex VIF S&P 500 Pure Value	9,668

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Rydex VIF S&P MidCap 400 Pure Value	$9,877
Rydex VIF S&P SmallCap 600 Pure Value	9,789
T. Rowe Price Blue Chip Growth	57,801
T. Rowe Price Equity Income	22,973
T. Rowe Price Limited-Term Bond	14,783
Templeton Developing Markets VIP Fund	27,764
Templeton Global Bond VIP Fund	4,555

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	NAA All Cap Value Series NAA Large Cap Value Series NAA Small Cap Value Series NAA SMid Cap Value Series NAA Mid Growth Series NAA World Equity Income Series
0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Main Street Mid Cap Fund®
0.40%	Invesco V.I. Main Street Small Cap Fund®
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II Fidelity® VIP Contrafund Fidelity® VIP Growth Opportunities Fidelity® VIP Investment Grade Bond
0.55%	Allspring Opportunity VT Fidelity® VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, FSBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, FSBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by product and subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For EliteDesigns with a 5 year contract rider, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For EliteDesigns with a 0 year contract rider and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio	1	(216)	(215)	6	(3)	3
AB VPS Relative Value Portfolio	64	(4)	60	62	(4)	58
AFIS Capital World Growth and Income	358	(15)	343	355	(3,155)	(2,800)
AFIS U.S. Government Securities	24,631	(8,690)	15,941	3,526	(252)	3,274
AFIS Washington Mutual Investors	1,697	(1,784)	(87)	1,668	(2,691)	(1,023)
Alger Capital Appreciation(e)	1,068	(754)	314	932	(14,615)	(13,683)
Alger Large Cap Growth	79	(1,950)	(1,871)	84	(36)	48
Allspring Opportunity VT	67	(412)	(345)	68	(418)	(350)
Allspring VT Discovery All Cap Growth Fund	139	(9)	130	134	(9)	125
ALPS/Alerian Energy Infrastructure	7,048	(6,780)	268	611	(12,815)	(12,204)
American Funds IS® Asset Allocation	4,310	(17,947)	(13,637)	10,572	(5,442)	5,130
American Funds IS® Capital World Bond	429	(547)	(118)	424	(4)	420
American Funds IS® Global Growth	900	(1,268)	(368)	1,864	(2,598)	(734)
American Funds IS® Global Small Capitalization	108	(7,220)	(7,112)	241	(162)	79
American Funds IS® Growth	5,997	(10,710)	(4,713)	965	(929)	36
American Funds IS® Growth-Income	2,639	(2,538)	101	641	(261)	380
American Funds IS® International	4,228	(18)	4,210	162	(11)	151
American Funds IS® International Growth and Income	832	(386)	446	18,287	(1,536)	16,751
American Funds IS® New World	547	(269)	278	361	(58)	303
BlackRock Advantage Large Cap Core V.I.	43	(19)	24	135	(7,951)	(7,816)
BlackRock Basic Value V.I.	56	(8,074)	(8,018)	475	(376)	99
BlackRock Equity Dividend V.I.	424	(2,958)	(2,534)	475	(32)	443
BlackRock Global Allocation V.I.	342	(3,283)	(2,941)	367	(1,074)	(707)
BlackRock High Yield V.I.	2,661	(795)	1,866	3,120	(12,434)	(9,314)
BlackRock Large Cap Focus Growth V.I.	3,686	(205)	3,481	2,615	(5,143)	(2,528)
BNY Mellon IP Small Cap Stock Index	2,596	(1,940)	656	374	(452)	(78)

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon IP Technology Growth	243	(376)	(133)	234	(33)	201
BNY Mellon VIF Appreciation	15	(1)	14	15	(1)	14
Delaware VIP Global Equity(c)	8	(881)	(873)	26	(2)	24
Dimensional VA Global Moderate Allocation	3,939	(1)	3,938	—	—	—
Dimensional VA International Small Portfolio	1,225	(312)	913	11,148	(153)	10,995
Dimensional VA International Value Portfolio	10,822	(23,451)	(12,629)	78,249	(12,048)	66,201
Dimensional VA Short-Term Fixed Portfolio	4,925	(4,568)	357	26,052	(112)	25,940
Dimensional VA U.S. Large Value Portfolio	913	(9,599)	(8,686)	1,604	(34,365)	(32,761)
Dimensional VA U.S. Targeted Value Portfolio	1,190	(15,063)	(13,873)	16,343	(604)	15,739
Donoghue Forlines Dividend VIT Fund	36	(2)	34	36	(2)	34
DWS Core Equity VIP(d)	53	(4,915)	(4,862)	181	(234)	(53)
DWS Global Small Cap VIP(d)	89	(7,143)	(7,054)	208	(5)	203
DWS Small Mid Cap Value VIP	2,012	(266)	1,746	26,084	(195)	25,889
Eaton Vance VT Floating-Rate Income	1,935	(4,619)	(2,684)	2,751	(415)	2,336
Federated Hermes Fund for U.S. Government Securities II	669	(746)	(77)	679	(11,530)	(10,851)
Federated Hermes High Income Bond II	1,077	(1,193)	(116)	2,050	(10,368)	(8,318)
Fidelity® VIP Balanced	13,209	(3,386)	9,823	2,986	(547)	2,439
Fidelity® VIP Contrafund	9,676	(5,851)	3,825	5,854	(7,291)	(1,437)
Fidelity® VIP Disciplined Small Cap	35	(109)	(74)	51	(84)	(33)
Fidelity® VIP Emerging Markets	6,700	(3,254)	3,446	5,893	(949)	4,944
Fidelity® VIP Growth & Income	675	(287)	388	783	(4,539)	(3,756)
Fidelity® VIP Growth Opportunities	1,978	(10,404)	(8,426)	3,698	(13,196)	(9,498)
Fidelity® VIP High Income	137	(1,097)	(960)	169	(42)	127
Fidelity® VIP Index 500	7,987	(9,390)	(1,403)	4,221	(37,524)	(33,303)
Fidelity® VIP Investment Grade Bond	2,052	(18,696)	(16,644)	11,520	(28,087)	(16,567)
Fidelity® VIP Mid Cap	98	(58)	40	306	(11,244)	(10,938)

(c)	Merger. See Note 1.
(d)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Overseas	779	(806)	(27)	4,741	(25)	4,716
Fidelity® VIP Real Estate	159	(1,434)	(1,275)	493	(10,894)	(10,401)
Fidelity® VIP Strategic Income	674	(1,725)	(1,051)	679	(235)	444
Franklin DynaTech VIP	31	(871)	(840)	32	(14)	18
Franklin Growth and Income VIP Fund	551	(14)	537	535	(22)	513
Franklin Income VIP Fund	739	(2,217)	(1,478)	766	(1,240)	(474)
Franklin Large Cap Growth VIP Fund	590	(2,086)	(1,496)	1,730	(101)	1,629
Franklin Mutual Global Discovery VIP Fund	273	(18)	255	287	(39)	248
Franklin Mutual Shares VIP Fund	165	(1,650)	(1,485)	974	(11)	963
Franklin Rising Dividends VIP Fund	961	(4,751)	(3,790)	7,517	(537)	6,980
Franklin Small Cap Value VIP Fund	1,549	(1,874)	(325)	6,493	(6,851)	(358)
Franklin Small-Mid Cap Growth VIP Fund	832	(5,102)	(4,270)	1,749	(5,368)	(3,619)
Franklin Strategic Income VIP Fund	130	(9)	121	125	(8)	117
Franklin U.S. Government Securities VIP Fund	20,817	(2,340)	18,477	4,529	(3,245)	1,284
Goldman Sachs VIT International Equity Insights	20	(1)	19	20	(1)	19
Goldman Sachs VIT Mid Cap Growth Fund	487	(369)	118	481	(429)	52
Goldman Sachs VIT Mid Cap Value	1,839	(1,894)	(55)	3,848	(1,637)	2,211
Guggenheim VIF Floating Rate Strategies	515	(2,779)	(2,264)	559	(137)	422
Guggenheim VIF Global Managed Futures Strategy	336	(277)	59	344	(1,196)	(852)
Guggenheim VIF High Yield	56	(206)	(150)	90	(774)	(684)
Guggenheim VIF Long Short Equity(d)	277	(5,913)	(5,636)	2,281	(5,375)	(3,094)
Guggenheim VIF Multi-Hedge Strategies	381	(15,389)	(15,008)	3,771	(14,397)	(10,626)
Guggenheim VIF Total Return Bond	15,367	(4,007)	11,360	85,911	(15,087)	70,824
Invesco Oppenheimer V.I. International Growth Fund	302	(2,249)	(1,947)	926	(24,611)	(23,685)
Invesco V.I. American Franchise Series I	198	(1,009)	(811)	2,260	(1,046)	1,214
Invesco V.I. American Value	29	(2)	27	27	(2)	25
Invesco V.I. Balanced-Risk Allocation	71	(1,546)	(1,475)	230	(6)	224
Invesco V.I. Comstock	232	(19,400)	(19,168)	572	(475)	97

(d)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Core Equity	110	—	110	106	—	106
Invesco V.I. Discovery Mid Cap Growth	34	(1,100)	(1,066)	656	(3)	653
Invesco V.I. Equally-Weighted S&P 500	25,185	(25,140)	45	47	(3)	44
Invesco V.I. Equity and Income	108	(3,874)	(3,766)	183	(289)	(106)
Invesco V.I. EVQ International Equity Fund	1,155	(2,896)	(1,741)	2,478	(15,533)	(13,055)
Invesco V.I. Global	243	(33)	210	236	(36)	200
Invesco V.I. Global Real Estate	18	(1,366)	(1,348)	109	(119)	(10)
Invesco V.I. Global Strategic Income	478	(2,525)	(2,047)	1,762	(1,072)	690
Invesco V.I. Government Securities	2,489	(2,524)	(35)	5	(85)	(80)
Invesco V.I. Health Care	137	(13)	124	132	(13)	119
Invesco V.I. Main Street Mid Cap Fund®	163	(1,011)	(848)	832	(46)	786
Invesco V.I. Main Street Small Cap Fund®	1,236	(2,731)	(1,495)	2,803	(25,020)	(22,217)
Invesco V.I. Small Cap Equity	104	(1,332)	(1,228)	122	(72)	50
Janus Henderson VIT Enterprise	406	(2,088)	(1,682)	445	(1,510)	(1,065)
Janus Henderson VIT Forty	2,377	(116)	2,261	11	(1)	10
Janus Henderson VIT Overseas	2,585	(450)	2,135	31,477	(371)	31,106
Janus Henderson VIT Research	101	(7)	94	653	(6)	647
Lord Abbett Series Bond-Debenture VC	1,384	(5,731)	(4,347)	1,596	(4,062)	(2,466)
Lord Abbett Series Developing Growth VC	114	(299)	(185)	159	(136)	23
Lord Abbett Series Growth and Income VC	196	(36)	160	191	(35)	156
Lord Abbett Series Growth Opportunities VC	24	(833)	(809)	68	(1,663)	(1,595)
LVIP American Century Disciplined Core Value(b)	136	(6,956)	(6,820)	277	(203)	74
LVIP American Century Inflation Protection(b)	179	(151)	28	179	(170)	9
LVIP American Century International(b)	99	(2,153)	(2,054)	149	(10)	139
LVIP American Century Mid Cap Value(b)(e)	28	(166)	(138)	60	(754)	(694)
LVIP American Century Value(b)	102	(7)	95	110	(18)	92
LVIP JPMorgan Core Bond Fund	47	(236)	(189)	278	(8,803)	(8,525)

(b)	Name change. See Note 1.
(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP JPMorgan Small Cap Core Fund	99	(61)	38	97	(61)	36
LVIP JPMorgan US Equity Fund	294	(1)	293	14	(1)	13
Macquarie VIP Asset Strategy(b)	1,550	(2,069)	(519)	49,278	(1,633)	47,645
Macquarie VIP Balanced(b)	85	(6)	79	104	(1,354)	(1,250)
Macquarie VIP Energy (b)	46	(5,769)	(5,723)	244	(32)	212
Macquarie VIP Global Growth(b)	969	(836)	133	252	(92)	160
Macquarie VIP Growth(b)	38	(16)	22	699	(16)	683
Macquarie VIP High Income(b)	15	(2,824)	(2,809)	181	(812)	(631)
Macquarie VIP International Core Equity(b)	112	(348)	(236)	172	(29)	143
Macquarie VIP Limited-Term Bond Series(b)	—	(61)	(61)	10,152	(43,554)	(33,402)
Macquarie VIP Mid Cap Growth(b)	1,689	(302)	1,387	15,935	(227)	15,708
Macquarie VIP Natural Resources(b)	20	(3)	17	19	(3)	16
Macquarie VIP Science And Technology(b)	1,593	(236)	1,357	81	(23)	58
Macquarie VIP Small Cap Growth(b)	549	(507)	42	168	(39)	129
Macquarie VIP Smid Cap Core(b)	28	(1,412)	(1,384)	49	(60)	(11)
MFS® VIT Global Tactical Allocation	132	(8,364)	(8,232)	311	(16)	295
MFS® VIT II Research International	649	(1,124)	(475)	232	(66)	166
MFS® VIT International Intrinsic Value	338	(214)	124	1,525	(5,781)	(4,256)
MFS® VIT New Discovery	1,138	(199)	939	14,147	(174)	13,973
MFS® VIT Research	78	(182)	(104)	102	(388)	(286)
MFS® VIT Total Return	87	(43)	44	89	(284)	(195)
MFS® VIT Utilities	262	(703)	(441)	692	(585)	107
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	55	(8)	47	672	(1,242)	(570)
Morningstar Balanced ETF Asset Allocation Portfolio	2,705	(4,304)	(1,599)	49,121	(81,916)	(32,795)
Morningstar Conservative ETF Asset Allocation Portfolio	9,446	(12,993)	(3,547)	3,028	(30,822)	(27,794)
Morningstar Growth ETF Asset Allocation Portfolio	638	(2,283)	(1,645)	3,943	(22,731)	(18,788)

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Morningstar Income and Growth ETF Asset Allocation Portfolio	160	(90)	70	5,454	(6,838)	(1,384)
NAA All Cap Value Series(b)	198	(40)	158	195	(64)	131
NAA Large Cap Value Series(b)	1,534	(1,736)	(202)	1,200	(8,625)	(7,425)
NAA Large Growth Series(b)	143	(92)	51	60	(12)	48
NAA Mid Growth Series(b)	414	(3,391)	(2,977)	831	(404)	427
NAA Small Cap Value Series(b)	130	(159)	(29)	43	(1,332)	(1,289)
NAA Smid-Cap Value Series(b)	43	(25)	18	807	(667)	140
NAA World Equity Income Series(b)	61	(377)	(316)	69	(393)	(324)
Neuberger Berman AMT Sustainable Equity	5,316	(729)	4,587	508	(990)	(482)
PIMCO VIT All Asset	147	(2,321)	(2,174)	159	(945)	(786)
PIMCO VIT CommodityRealReturn Strategy	16,325	(26,841)	(10,516)	17,055	(28,637)	(11,582)
PIMCO VIT Emerging Markets Bond	1,794	(1,902)	(108)	8,060	(1,373)	6,687
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	31	(2,729)	(2,698)	98	(7)	91
PIMCO VIT High Yield	1	(133)	(132)	3	(2)	1
PIMCO VIT International Bond Portfolio (Unhedged)	708	(7,496)	(6,788)	3,617	(836)	2,781
PIMCO VIT Low Duration Administrative	75,619	(22,765)	52,854	88,427	(60,073)	28,354
PIMCO VIT Low Duration Advisor	1,213	(695)	518	3,284	(4,975)	(1,691)
PIMCO VIT Real Return Administrative	3,120	(1,755)	1,365	1,660	(9,437)	(7,777)
PIMCO VIT Real Return Advisor	10,867	(22,674)	(11,807)	16,718	(4,971)	11,747
PIMCO VIT Short-Term	2,561	(10,226)	(7,665)	22,509	(4,660)	17,849
PIMCO VIT Total Return Administrative	4,453	(5,687)	(1,234)	6,652	(34,218)	(27,566)
PIMCO VIT Total Return Advisor	1,825	(8,066)	(6,241)	5,849	(4,918)	931
Pioneer Bond VCT	637	(276)	361	1,377	(21,075)	(19,698)
Pioneer Equity Income VCT	28	(2)	26	37	(11)	26
Pioneer Strategic Income VCT	304	(1,245)	(941)	425	(494)	(69)
Putnam VT Core Equity Fund	3,456	(1)	3,455	—	—	—
Putnam VT Large Cap Growth Fund	386	(1,040)	(654)	383	(299)	84

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Large Cap Value	9,964	(2,987)	6,977	2,013	(886)	1,127
Putnam VT Small Cap Growth	59	(8)	51	56	(7)	49
Rydex VIF Banking	207	(136)	71	207	(316)	(109)
Rydex VIF Basic Materials	679	(3,260)	(2,581)	927	(367)	560
Rydex VIF Biotechnology	910	(313)	597	1,175	(287)	888
Rydex VIF Commodities Strategy	2,792	(6,765)	(3,973)	4,196	(24,184)	(19,988)
Rydex VIF Consumer Products	131	(245)	(114)	518	(714)	(196)
Rydex VIF Dow 2x Strategy(e)	89	(88)	1	127	(100)	27
Rydex VIF Electronics	384	(1,939)	(1,555)	408	(2,687)	(2,279)
Rydex VIF Energy	4,376	(2,503)	1,873	4,707	(963)	3,744
Rydex VIF Energy Services	282	(3,722)	(3,440)	355	(108)	247
Rydex VIF Europe 1.25x Strategy(e)	—	—	—	—	—	—
Rydex VIF Financial Services	171	(30)	141	167	(29)	138
Rydex VIF Government Long Bond 1.2x Strategy(e)	355	(1,926)	(1,571)	1,612	(155)	1,457
Rydex VIF Health Care	264	(238)	26	534	(856)	(322)
Rydex VIF Internet	288	(1,559)	(1,271)	297	(158)	139
Rydex VIF Inverse Government Long Bond Strategy(e)	14	(1,816)	(1,802)	1,764	(5,672)	(3,908)
Rydex VIF Inverse Mid-Cap Strategy	242	(22,349)	(22,107)	59,336	(39,794)	19,542
Rydex VIF Inverse NASDAQ-100® Strategy	553	(52,138)	(51,585)	132,982	(85,885)	47,097
Rydex VIF Inverse Russell 2000® Strategy(e)	272	(21,522)	(21,250)	58,586	(39,957)	18,629
Rydex VIF Inverse S&P 500 Strategy(e)	144	(10)	134	48,074	(78,493)	(30,419)
Rydex VIF Japan 2x Strategy(e)	152	(25)	127	149	(27)	122
Rydex VIF Leisure	122	(12)	110	119	(12)	107
Rydex VIF Mid-Cap 1.5x Strategy(e)	101	(26)	75	187	(542)	(355)
Rydex VIF Money Market	492,282	(82,667)	409,615	156,424	(267,803)	(111,379)
Rydex VIF NASDAQ-100®	995	(2,340)	(1,345)	1,258	(1,076)	182
Rydex VIF NASDAQ-100® 2x Strategy(e)	3	(7)	(4)	8	(253)	(245)
Rydex VIF Nova(e)	158	(188)	(30)	161	(349)	(188)

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF Precious Metals	3,245	(4,556)	(1,311)	2,745	(2,868)	(123)
Rydex VIF Real Estate	928	(586)	342	225	(428)	(203)
Rydex VIF Retailing	73	(1,391)	(1,318)	98	(212)	(114)
Rydex VIF Russell 2000® 1.5x Strategy(e)	86	(44)	42	—	(4)	(4)
Rydex VIF Russell 2000® 2x Strategy(e)	1	—	1	—	—	—
Rydex VIF S&P 500 2x Strategy(e)	469	(331)	138	638	(446)	192
Rydex VIF S&P 500 Pure Growth	2,058	(2,051)	7	1,330	(1,091)	239
Rydex VIF S&P 500 Pure Value	1,596	(1,791)	(195)	2,009	(5,778)	(3,769)
Rydex VIF S&P MidCap 400 Pure Growth	1,483	(1,364)	119	1,127	(729)	398
Rydex VIF S&P MidCap 400 Pure Value	295	(345)	(50)	2,297	(2,864)	(567)
Rydex VIF S&P SmallCap 600 Pure Growth	189	(1,364)	(1,175)	94	(13)	81
Rydex VIF S&P SmallCap 600 Pure Value	99	(544)	(445)	1,062	(924)	138
Rydex VIF Strengthening Dollar 2x Strategy(e)	3,880	(6,242)	(2,362)	8,782	(11,896)	(3,114)
Rydex VIF Technology	9,442	(108,153)	(98,711)	33,698	(41,830)	(8,132)
Rydex VIF Transportation	42	(936)	(894)	56	(11)	45
Rydex VIF Utilities	238	(411)	(173)	273	(1,823)	(1,550)
Rydex VIF Weakening Dollar 2x Strategy(e)	—	—	—	14,256	(14,256)	—
T. Rowe Price Blue Chip Growth	6,947	(3,189)	3,758	1,298	(6,364)	(5,066)
T. Rowe Price Equity Income	106	(6,335)	(6,229)	665	(24,762)	(24,097)
T. Rowe Price Health Sciences	348	(507)	(159)	359	(1,730)	(1,371)
T. Rowe Price Limited-Term Bond	651	(394)	257	5,398	(159)	5,239
Templeton Developing Markets VIP Fund	1,558	(1,046)	512	14,000	(4,013)	9,987
Templeton Foreign VIP Fund	611	(1,835)	(1,224)	3,021	(38,886)	(35,865)
Templeton Global Bond VIP Fund	3,062	(2,709)	353	728	(13,507)	(12,779)
VanEck VIP Global Gold	4,362	(74)	4,288	38	(3)	35
VanEck VIP Global Resources	3,025	(2,990)	35	418	(16,434)	(16,016)
Vanguard® VIF Balanced	456	(6,798)	(6,342)	579	(300)	279
Vanguard® VIF Capital Growth	1,754	(4)	1,750	2,113	(16)	2,097

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard® VIF Conservative Allocation	600	(747)	(147)	598	(40)	558
Vanguard® VIF Diversified Value	3,286	(8,157)	(4,871)	40,748	(1,128)	39,620
Vanguard® VIF Equity Income	1,480	(833)	647	1,656	(1,023)	633
Vanguard® VIF Equity Index	6,012	(2,882)	3,130	57,782	(993)	56,789
Vanguard® VIF Global Bond Index	33	(2)	31	31	(2)	29
Vanguard® VIF Growth	390	(1,838)	(1,448)	389	(331)	58
Vanguard® VIF High Yield Bond	456	(3,331)	(2,875)	517	(43)	474
Vanguard® VIF International	4,383	(9,278)	(4,895)	23,287	(828)	22,459
Vanguard® VIF Mid-Cap Index	1,650	(2,741)	(1,091)	20,970	(23,552)	(2,582)
Vanguard® VIF Moderate Allocation	64,950	(94,285)	(29,335)	117,016	(58,655)	58,361
Vanguard® VIF Real Estate Index	2,233	(934)	1,299	3,358	(122)	3,236
Vanguard® VIF Short Term Investment Grade	32,426	(6,437)	25,989	45,109	(13,231)	31,878
Vanguard® VIF Small Company Growth(e)	265	(148)	117	142	(34)	108
Vanguard® VIF Total Bond Market Index	27,945	(43,537)	(15,592)	241,942	(57,055)	184,887
Vanguard® VIF Total International Stock Market Index	4,499	(328)	4,171	6,825	(342)	6,483
Vanguard® VIF Total Stock Market Index	18,005	(17,895)	110	60,449	(4,355)	56,094
Virtus Duff & Phelps Real Estate Securities Series	37	(5)	32	135	(4,548)	(4,413)
Virtus KAR Small-Cap Growth Series	631	(2,690)	(2,059)	356	(247)	109
Virtus Newfleet Multi-Sector Intermediate Bond Series	17	(1,093)	(1,076)	42	(12)	30
Virtus SGA International Growth Series	194	(192)	2	511	(19,095)	(18,584)
Voya MidCap Opportunities Portfolio	106	(19)	87	103	(18)	85
VY CBRE Global Real Estate Portfolio	232	(1,758)	(1,526)	79	(18)	61
VY CBRE Real Estate Portfolio	54	(3)	51	52	(4)	48

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2024	—	18.79	18.79	—	—	0.25	0.25	6.22	6.22
2023	215	17.69	17.69	3,784	0.01	0.25	0.25	13.11	13.11
2022	212	15.64	15.64	3,296	0.01	0.25	0.25	(18.50)	(18.50)
2021	209	19.19	19.19	3,987	0.01	0.25	0.25	31.26	31.26
2020	206	12.05	14.84	2,993	0.00	0.25	1.45	(1.47)	(0.27)
AB VPS Relative Value Portfolio
2024	2,175	17.91	17.91	38,939	0.01	1.25	1.25	8.09	8.09
2023	2,115	16.57	16.57	35,040	0.01	1.25	1.45	7.04	7.04
2022	2,057	15.48	15.48	31,823	0.01	1.45	1.45	(8.35)	(8.35)
2021	2,000	16.89	16.89	33,781	0.01	1.45	1.45	22.30	22.30
2020	1,942	13.81	17.04	26,814	0.01	0.25	1.45	(2.06)	(0.81)
AFIS Capital World Growth and Income
2024	12,113	14.08	15.72	180,887	0.02	0.25	1.25	8.89	10.01
2023	11,770	12.93	14.29	160,448	0.02	0.25	1.45	15.65	16.84
2022	14,570	11.18	12.23	172,026	0.02	0.25	1.45	(20.99)	(20.22)
2021	14,229	14.15	15.33	211,273	0.01	0.25	1.45	9.52	10.85
2020	13,402	12.92	14.01	180,688	0.01	0.25	1.45	3.78	5.10

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS U.S. Government Securities
2024	115,047	6.93	7.74	812,155	0.04	0.25	1.25	(3.75)	(2.76)
2023	99,106	7.20	7.20	713,432	0.03	1.25	1.45	(1.64)	(1.64)
2022	95,832	7.32	7.32	701,493	0.03	1.45	1.45	(14.88)	(14.88)
2021	92,699	8.60	8.60	797,314	0.01	1.45	1.45	(5.18)	(5.18)
2020	89,583	9.07	9.84	812,723	0.03	0.25	1.45	4.61	6.03
AFIS Washington Mutual Investors
2024	56,358	17.96	20.06	1,036,916	0.01	0.25	1.25	13.89	15.02
2023	56,445	15.77	17.44	909,260	0.02	0.25	1.45	12.08	13.25
2022	57,468	14.07	15.40	826,694	0.02	0.25	1.45	(12.50)	(11.60)
2021	51,035	16.08	17.42	838,239	0.01	0.25	1.45	22.00	23.46
2020	47,405	13.18	14.29	636,880	0.01	0.25	1.45	3.70	5.00
Alger Capital Appreciation (e)
2024	22,311	32.85	43.28	746,316	—	0.25	1.25	41.59	43.03
2023	21,997	23.20	30.26	520,741	—	0.25	1.45	36.87	38.24
2022	35,680	16.95	21.89	680,978	—	0.25	1.45	(39.33)	(38.70)
2021	36,228	27.94	35.71	1,136,567	—	0.25	1.45	13.67	15.05
2020	37,630	24.58	31.63	1,032,920	—	0.25	1.45	35.20	36.87
Alger Large Cap Growth
2024	979	14.54	14.92	14,230	—	0.25	1.25	36.91	38.28
2023	2,850	10.62	10.79	30,600	—	0.25	1.45	27.19	28.45
2022	2,802	8.35	8.40	23,498	—	0.25	1.45	(16.50)	(16.00)
Allspring Opportunity VT
2024	5,310	26.41	26.41	140,239	—	1.40	1.40	10.04	10.04
2023	5,655	24.00	24.00	135,911	—	1.40	1.40	21.09	21.09
2022	6,005	19.82	19.82	119,192	—	1.40	1.40	(24.21)	(24.21)
2021	5,440	26.15	26.15	142,436	0.00	1.40	1.40	19.41	19.41
2020	6,658	16.91	22.26	145,933	0.00	0.25	1.45	15.74	17.16

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring VT Discovery All Cap Growth Fund
2024	4,670	23.15	23.15	108,109	—	1.25	1.25	15.92	15.92
2023	4,540	19.97	19.97	90,662	—	1.25	1.45	27.60	27.60
2022	4,415	15.65	15.65	69,076	—	1.45	1.45	(39.78)	(39.78)
2021	4,785	25.99	25.99	124,345	—	1.45	1.45	9.94	9.94
2020	3,944	23.64	29.85	93,203	—	0.25	1.45	36.96	38.58
ALPS/Alerian Energy Infrastructure
2024	9,526	11.90	13.46	113,454	0.02	0.25	1.25	34.77	36.10
2023	9,258	8.83	9.89	81,835	0.02	0.25	1.45	9.15	10.26
2022	21,462	8.09	8.97	184,557	0.05	0.25	1.45	12.52	13.54
2021	17,838	7.19	7.90	137,222	0.02	0.25	1.45	31.68	33.45
2020	16,924	5.46	6.01	98,487	0.02	0.25	1.45	(28.44)	(27.50)
American Funds IS® Asset Allocation
2024	41,442	14.12	15.77	602,177	0.02	0.25	1.25	11.27	12.40
2023	55,079	12.69	14.03	713,213	0.02	0.25	1.45	9.21	10.39
2022	49,949	11.62	12.71	591,459	0.01	0.25	1.45	(17.24)	(16.44)
2021	109,404	14.04	15.21	1,543,759	0.01	0.25	1.45	9.86	11.18
2020	65,400	12.78	13.85	841,697	0.02	0.25	1.45	7.21	8.54
American Funds IS® Capital World Bond
2024	14,198	5.87	6.56	92,096	0.02	0.25	1.25	(7.41)	(6.42)
2023	14,316	6.34	7.01	99,000	—	0.25	1.45	1.44	2.49
2022	13,896	6.25	6.84	93,865	0.00	0.25	1.45	(21.19)	(20.47)
2021	13,489	7.93	8.60	114,713	0.02	0.25	1.45	(9.37)	(8.12)
2020	11,776	8.75	9.48	109,973	0.01	0.25	1.45	4.92	6.04
American Funds IS® Global Growth
2024	20,442	17.57	19.62	367,529	0.01	0.25	1.25	8.59	9.73
2023	20,810	16.18	17.88	343,307	0.01	0.25	1.45	17.25	18.41
2022	21,544	13.80	15.10	302,307	0.00	0.25	1.45	(28.05)	(27.30)
2021	21,141	19.18	20.77	411,376	0.00	0.25	1.45	11.12	12.39
2020	19,838	17.26	18.71	346,885	0.00	0.25	1.45	24.44	25.99

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Global Small Capitalization
2024	992	10.87	10.87	10,773	—	1.25	1.25	(2.16)	(2.16)
2023	8,104	11.11	11.11	90,062	0.00	1.25	1.45	10.99	10.99
2022	8,025	10.01	10.01	80,362	—	1.45	1.45	(32.64)	(32.64)
2021	7,946	14.86	14.86	118,077	—	1.45	1.45	1.78	1.78
2020	323	14.60	15.82	4,704	0.00	0.25	1.45	23.73	25.26
American Funds IS® Growth
2024	23,306	30.74	34.32	716,889	—	0.25	1.25	25.83	27.11
2023	28,019	24.43	27.00	689,557	0.00	0.25	1.45	32.41	33.73
2022	27,983	18.45	20.19	520,158	0.00	0.25	1.45	(33.03)	(32.34)
2021	27,270	27.55	29.84	755,723	0.00	0.25	1.45	16.39	17.80
2020	18,247	23.67	25.65	435,691	0.00	0.25	1.45	45.13	46.82
American Funds IS® Growth-Income
2024	21,722	20.95	23.39	464,588	0.01	0.25	1.25	18.76	19.95
2023	21,621	17.64	19.50	389,339	0.01	0.25	1.45	20.57	21.80
2022	21,241	14.63	16.01	316,440	0.01	0.25	1.45	(20.14)	(19.35)
2021	18,672	18.32	19.85	344,940	0.01	0.25	1.45	18.42	19.87
2020	23,853	15.47	16.77	377,067	0.01	0.25	1.45	8.26	9.61
American Funds IS® International
2024	9,680	8.72	9.73	86,687	0.01	0.25	1.25	(1.36)	(0.41)
2023	5,470	8.84	9.77	50,397	0.01	0.25	1.45	10.78	11.91
2022	5,319	7.98	8.73	44,068	0.01	0.25	1.45	(24.29)	(23.56)
2021	5,173	10.54	11.42	56,381	0.03	0.25	1.45	(5.98)	(4.83)
2020	4,062	11.21	12.15	47,176	0.00	0.25	1.45	8.73	9.95
American Funds IS® International Growth and Income
2024	29,933	8.44	9.43	279,133	0.02	0.25	1.25	(1.17)	(0.11)
2023	29,487	8.54	9.44	275,646	0.03	0.25	1.45	10.77	11.98
2022	12,736	7.71	8.43	105,047	0.03	0.25	1.45	(19.01)	(18.23)
2021	12,528	9.52	10.31	126,514	0.03	0.25	1.45	0.53	1.68
2020	13,327	9.47	10.27	133,655	0.01	0.25	1.45	1.07	2.39

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® New World
2024	13,038	10.33	11.53	138,187	0.01	0.25	1.25	1.97	2.95
2023	12,760	10.13	11.20	132,285	0.01	0.25	1.45	10.83	12.00
2022	12,457	9.14	10.00	116,090	0.01	0.25	1.45	(25.51)	(24.76)
2021	11,261	12.27	13.29	139,865	0.01	0.25	1.45	0.08	1.30
2020	8,601	12.26	13.29	106,861	0.00	0.25	1.45	17.88	19.30
BlackRock Advantage Large Cap Core V.I.
2024	1,457	23.93	30.65	34,863	—	0.25	1.25	19.89	21.10
2023	1,433	19.96	25.31	28,676	0.00	0.25	1.45	19.74	20.93
2022	9,249	16.67	20.93	187,692	0.01	0.25	1.45	(23.46)	(22.71)
2021	9,438	21.78	27.08	248,406	0.00	0.25	1.45	22.50	23.99
2020	9,507	17.78	22.26	202,324	0.01	0.25	1.45	14.27	15.70
BlackRock Basic Value V.I.
2024	1,343	15.01	15.01	20,157	—	1.25	1.25	5.41	5.41
2023	9,361	14.24	14.24	133,226	0.02	1.25	1.45	11.42	11.42
2022	9,262	12.78	12.78	118,317	0.02	1.45	1.45	(9.04)	(9.04)
2021	2,226	14.05	14.05	31,239	0.01	1.45	1.45	16.02	16.02
2020	2,018	12.11	15.84	24,398	0.01	0.25	1.45	(1.38)	(0.19)
BlackRock Equity Dividend V.I.
2024	13,539	16.59	16.59	224,778	0.02	1.25	1.25	5.13	5.13
2023	16,073	15.78	15.78	253,795	0.02	1.25	1.45	7.35	7.35
2022	15,630	14.70	14.70	229,938	0.01	1.45	1.45	(8.13)	(8.13)
2021	15,200	16.00	16.00	243,284	0.01	1.45	1.45	15.11	15.11
2020	14,754	13.90	17.71	205,219	0.02	0.25	1.45	(1.00)	0.23
BlackRock Global Allocation V.I.
2024	9,259	10.97	12.54	101,478	0.01	0.25	1.25	4.38	5.47
2023	12,200	10.51	11.89	131,622	0.02	0.25	1.45	7.79	8.88
2022	12,907	9.75	10.92	129,853	—	0.25	1.45	(19.55)	(18.75)
2021	12,603	12.12	13.44	157,212	0.01	0.25	1.45	1.76	2.99
2020	12,276	11.91	13.29	149,956	0.01	0.25	1.45	15.41	16.78

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2024	45,888	10.36	11.71	503,472	0.07	0.25	1.25	3.29	4.37
2023	44,022	10.03	11.22	464,398	0.06	0.25	1.45	8.20	9.36
2022	53,336	9.27	10.26	521,860	0.05	0.25	1.45	(14.25)	(13.42)
2021	52,783	10.81	11.85	600,473	0.04	0.25	1.45	0.65	1.80
2020	53,535	10.74	11.81	601,932	0.05	0.25	1.45	2.38	3.60
BlackRock Large Cap Focus Growth V.I.
2024	5,324	32.34	32.34	172,446	—	1.25	1.25	25.89	25.89
2023	1,843	25.69	25.69	47,359	—	1.25	1.45	46.13	46.13
2022	4,371	17.58	17.58	77,084	—	1.45	1.45	(40.81)	(40.81)
2021	4,281	29.70	29.70	127,380	—	1.45	1.45	12.63	12.63
2020	4,165	26.37	32.80	110,007	—	0.25	1.45	37.20	38.81
BNY Mellon IP Small Cap Stock Index
2024	6,423	16.06	20.59	122,026	0.01	0.25	1.25	3.41	4.52
2023	5,767	15.53	19.70	104,216	0.01	0.25	1.45	10.61	11.74
2022	5,845	14.04	17.63	95,005	0.01	0.25	1.45	(20.09)	(19.31)
2021	6,442	17.57	21.85	130,254	0.01	0.25	1.45	20.67	22.14
2020	7,757	14.56	18.17	130,624	0.01	0.25	1.45	5.74	7.07
BNY Mellon IP Technology Growth
2024	7,791	30.40	35.46	236,902	—	0.25	1.25	20.11	21.36
2023	7,924	25.31	29.22	201,760	—	0.25	1.45	52.38	53.95
2022	7,723	16.61	18.98	128,968	—	0.25	1.45	(48.72)	(48.23)
2021	7,527	32.39	36.66	245,094	—	0.25	1.45	7.72	9.04
2020	12,206	30.07	34.13	368,568	0.00	0.25	1.45	62.19	64.17
BNY Mellon VIF Appreciation
2024	531	20.58	20.58	10,941	—	1.25	1.25	7.75	7.75
2023	517	19.10	19.10	9,871	0.00	1.25	1.45	15.69	15.69
2022	503	16.51	16.51	8,300	0.01	1.45	1.45	(21.64)	(21.64)
2021	—	21.07	23.91	—	—	0.25	1.45	21.23	22.74
2020	—	17.38	19.78	—	—	0.25	1.45	17.99	19.44

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware VIP Global Equity (c)
2024	—	13.12	13.12	—	0.09	1.25	1.25	5.98	5.98
2023	873	12.38	12.38	10,800	0.02	1.25	1.45	9.36	9.36
2022	849	11.32	11.32	9,604	0.04	1.45	1.45	(14.95)	(14.95)
2021	825	13.31	13.31	10,987	0.02	1.45	1.45	11.85	11.85
2020	801	11.90	14.14	9,531	0.02	0.25	1.45	(1.41)	(0.14)
Dimensional VA Global Moderate Allocation
2024	3,938	11.87	11.87	46,759	—	1.65	1.65	6.84	6.84
2023	—	11.11	11.93	—	—	0.25	1.65	9.57	11.08
2022	—	10.14	10.71	—	—	0.25	1.85	(15.00)	(13.77)
2021	—	11.93	12.46	—	—	0.25	1.85	8.75	10.56
2020	—	10.97	11.27	—	—	0.25	1.85	5.99	7.74
Dimensional VA International Small Portfolio
2024	18,528	11.21	13.21	237,782	0.04	0.25	1.65	(0.97)	0.53
2023	17,615	11.32	13.14	225,283	0.04	0.25	1.85	8.95	10.51
2022	6,620	10.39	11.89	73,743	0.02	0.25	1.85	(21.35)	(20.31)
2021	7,032	13.21	14.92	99,356	0.03	0.25	1.85	9.08	10.93
2020	6,046	12.11	13.66	77,040	0.02	0.25	1.85	4.22	5.89
Dimensional VA International Value Portfolio
2024	86,225	10.53	12.08	1,038,679	0.04	0.25	1.65	1.74	3.25
2023	98,854	10.35	11.70	1,139,231	0.07	0.25	1.85	12.50	14.04
2022	32,653	9.20	10.26	321,359	0.05	0.25	1.85	(7.82)	(6.47)
2021	19,336	9.98	10.97	204,370	0.05	0.25	1.85	12.51	14.27
2020	15,244	8.87	9.74	145,097	0.02	0.25	1.85	(6.43)	(4.98)

(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Short-Term Fixed Portfolio
2024	27,002	7.65	7.65	206,626	0.05	0.25	0.25	2.14	2.14
2023	26,645	7.49	7.49	199,680	0.07	0.25	0.25	1.63	1.63
2022	705	7.37	7.37	5,184	0.01	0.25	0.25	(4.41)	(4.41)
2021	1,003	7.71	7.71	7,716	—	0.25	0.25	(3.38)	(3.38)
2020	4,845	7.45	8.10	38,626	0.00	0.25	1.85	(4.24)	(2.64)
Dimensional VA U.S. Large Value Portfolio
2024	20,630	16.14	20.93	372,835	0.02	0.25	1.65	8.25	9.75
2023	29,316	14.91	19.07	509,180	0.01	0.25	1.85	5.82	7.38
2022	62,077	14.09	17.76	1,059,205	0.02	0.25	1.85	(9.16)	(7.88)
2021	62,879	15.51	19.28	1,169,141	0.02	0.25	1.85	20.98	22.96
2020	66,683	12.82	15.92	1,013,445	0.02	0.25	1.85	(6.08)	(4.50)
Dimensional VA U.S. Targeted Value Portfolio
2024	15,628	16.91	22.42	347,718	0.01	0.25	1.65	3.24	4.72
2023	29,501	16.38	21.41	561,271	0.02	0.25	1.85	14.55	16.17
2022	13,762	14.30	18.43	196,704	0.01	0.25	1.85	(8.51)	(7.25)
2021	13,896	15.63	19.87	218,774	0.03	0.25	1.85	33.02	35.17
2020	856	11.75	14.92	11,268	0.00	0.25	1.85	(0.93)	0.61
Donoghue Forlines Dividend VIT Fund (a)
2024	1,255	9.25	9.25	11,613	0.02	0.25	0.25	9.21	9.21
2023	1,221	8.47	8.47	10,346	0.02	0.25	0.25	(4.72)	(4.72)
2022	1,187	8.89	8.89	10,560	—	0.25	0.25	(13.18)	(13.18)
2021	—	10.24	10.24	—	—	0.25	1.45	—	—

(a)	See Note 1 for subaccount incepted date

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Core Equity VIP (d)
2024	—	23.38	23.38	—	0.01	1.25	1.25	12.57	12.57
2023	4,862	20.77	20.77	100,977	0.01	1.25	1.45	19.99	19.99
2022	4,915	17.31	17.31	85,094	0.01	1.45	1.45	(19.23)	(19.23)
2021	7,305	21.43	21.43	156,563	0.00	1.45	1.45	19.52	19.52
2020	7,090	17.93	23.21	127,158	0.01	0.25	1.45	10.61	11.96
DWS Global Small Cap VIP (d)
2024	—	10.01	10.01	—	0.02	1.25	1.25	(2.15)	(2.15)
2023	7,054	10.23	10.23	72,165	0.01	1.25	1.45	19.09	19.09
2022	6,851	8.59	8.59	58,877	0.00	1.45	1.45	(27.39)	(27.39)
2021	6,654	11.83	11.83	78,733	0.00	1.45	1.45	9.64	9.64
2020	6,458	10.79	12.94	69,676	0.01	0.25	1.45	11.81	13.21
DWS Small Mid Cap Value VIP
2024	29,288	14.40	14.40	421,577	0.01	0.25	0.25	2.42	2.42
2023	27,542	14.06	14.06	387,084	0.00	0.25	0.25	10.97	10.97
2022	1,653	12.67	12.67	20,940	0.01	0.25	0.25	(18.83)	(18.83)
2021	927	15.61	15.61	14,465	—	0.25	0.25	25.89	25.89
2020	—	10.63	12.63	—	—	0.25	1.45	(5.43)	(4.32)
Eaton Vance VT Floating-Rate Income
2024	20,990	10.26	10.26	215,438	0.08	0.25	0.25	4.27	4.27
2023	23,674	9.84	9.84	233,061	0.08	0.25	0.25	7.66	7.66
2022	21,338	9.14	9.14	195,138	0.06	0.25	0.25	(5.87)	(5.87)
2021	5,656	9.71	9.71	54,937	0.03	0.25	0.25	0.31	0.31
2020	4,216	9.04	9.80	40,834	0.03	0.25	1.45	(2.48)	(1.31)
Federated Hermes Fund for U.S. Government Securities II
2024	23,821	6.36	7.75	155,592	0.04	0.25	1.45	(3.93)	(2.64)
2023	23,898	6.62	7.96	161,644	0.02	0.25	1.45	(0.30)	0.89
2022	34,749	6.64	7.89	234,858	0.12	0.25	1.45	(16.37)	(15.43)
2021	24,140	7.94	9.33	195,373	0.02	0.25	1.45	(6.37)	(5.09)
2020	24,144	8.48	10.11	208,076	0.03	0.25	1.45	0.57	1.92

(d)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Federated Hermes High Income Bond II
2024	21,756	9.68	14.31	267,923	0.05	0.25	1.35	1.27	2.45
2023	21,872	9.55	14.13	264,378	0.06	0.25	1.45	7.70	8.87
2022	30,190	8.86	12.74	319,916	0.05	0.25	1.45	(15.54)	(14.73)
2021	34,357	10.49	14.94	441,956	0.05	0.25	1.45	(0.10)	1.08
2020	35,080	10.50	15.56	453,982	0.05	0.25	1.45	0.86	2.15
Fidelity® VIP Balanced
2024	51,019	17.56	21.12	912,794	0.02	0.25	1.25	10.79	11.92
2023	41,196	15.85	18.87	662,148	0.02	0.25	1.45	16.20	17.35
2022	38,757	13.64	16.08	535,912	0.01	0.25	1.45	(21.56)	(20.79)
2021	34,512	17.39	17.39	600,170	0.01	1.45	1.45	12.85	12.85
2020	30,359	15.41	18.11	467,925	0.01	0.25	1.45	16.74	18.21
Fidelity® VIP Contrafund
2024	75,872	26.33	38.36	2,170,046	—	0.25	1.35	27.74	29.18
2023	72,047	20.59	30.03	1,629,629	0.00	0.25	1.45	27.46	28.88
2022	73,484	16.14	19.70	1,308,832	0.00	0.25	1.45	(29.52)	(28.83)
2021	70,263	22.90	27.68	1,783,234	0.00	0.25	1.45	21.94	23.41
2020	70,068	18.78	27.42	1,485,519	0.00	0.25	1.45	24.54	26.09
Fidelity® VIP Disciplined Small Cap
2024	2,486	15.98	21.79	47,409	0.01	0.25	1.25	11.67	12.84
2023	2,560	14.31	19.31	43,861	0.01	0.25	1.45	15.68	16.82
2022	2,593	12.37	16.53	38,271	0.01	0.25	1.45	(21.86)	(21.06)
2021	2,521	15.83	20.94	47,310	0.00	0.25	1.45	15.21	16.53
2020	1,410	13.74	18.31	25,329	0.00	0.25	1.45	12.90	14.37
Fidelity® VIP Emerging Markets
2024	24,277	11.38	12.10	288,546	0.01	0.25	1.25	5.08	6.14
2023	20,831	10.83	11.40	234,018	0.02	0.25	1.45	4.94	6.05
2022	15,887	10.32	10.75	168,291	0.01	0.25	1.45	(23.67)	(22.94)
2021	15,499	13.52	13.95	213,737	0.02	0.25	1.45	(6.63)	(5.55)
2020	16,408	14.48	14.99	240,874	0.01	0.25	1.45	25.15	26.71

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth & Income
2024	22,683	20.96	30.67	591,973	0.01	0.25	1.25	16.83	18.09
2023	22,295	17.94	25.98	495,386	0.01	0.25	1.45	13.47	14.60
2022	26,051	15.81	22.25	519,134	0.01	0.25	1.45	(9.14)	(8.17)
2021	24,865	17.40	24.23	545,448	0.02	0.25	1.45	20.17	21.64
2020	19,914	14.48	20.30	377,403	0.02	0.25	1.45	2.91	4.10
Fidelity® VIP Growth Opportunities
2024	40,531	39.44	50.71	1,888,961	—	0.25	1.35	32.60	34.12
2023	48,957	29.71	37.81	1,668,656	—	0.25	1.45	39.13	40.66
2022	58,455	21.33	26.88	1,429,680	—	0.25	1.45	(40.88)	(40.27)
2021	66,243	36.08	45.00	2,701,860	—	0.25	1.45	6.81	8.10
2020	64,911	33.78	42.78	2,461,025	—	0.25	1.45	60.86	62.85
Fidelity® VIP High Income
2024	3,793	9.27	10.36	35,989	0.05	0.25	1.25	4.16	5.07
2023	4,753	8.90	9.86	44,088	0.06	0.25	1.45	5.58	6.71
2022	4,626	8.43	9.24	40,454	0.06	0.25	1.45	(15.36)	(14.44)
2021	3,487	9.96	10.80	35,337	0.05	0.25	1.45	(0.20)	0.93
2020	3,385	9.98	10.86	34,316	0.04	0.25	1.45	(2.06)	(0.91)
Fidelity® VIP Index 500
2024	51,048	25.02	29.94	1,348,814	0.01	0.25	1.40	19.17	20.58
2023	52,451	20.96	24.83	1,152,075	0.01	0.25	1.45	20.51	21.89
2022	85,754	17.37	20.37	1,603,744	0.01	0.25	1.45	(21.83)	(21.02)
2021	102,551	22.22	25.79	2,427,037	0.01	0.25	1.45	22.69	24.17
2020	92,605	18.11	21.34	1,794,005	0.02	0.25	1.45	12.76	14.12
Fidelity® VIP Investment Grade Bond
2024	61,128	7.56	9.34	505,260	0.03	0.25	1.35	(2.83)	(1.68)
2023	77,772	7.77	9.50	674,072	0.02	0.25	1.45	1.44	2.59
2022	94,339	7.65	9.26	795,192	0.02	0.25	1.45	(16.85)	(16.05)
2021	95,114	9.20	11.03	961,992	0.02	0.25	1.45	(5.15)	(4.00)
2020	89,889	9.70	11.81	953,725	0.02	0.25	1.45	4.41	5.64

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Mid Cap
2024	3,761	17.28	20.71	75,213	—	0.25	1.25	12.28	13.42
2023	3,721	15.39	18.26	65,616	0.00	0.25	1.45	10.09	11.21
2022	14,659	13.98	16.42	238,670	0.00	0.25	1.45	(18.48)	(17.69)
2021	15,119	17.15	19.95	299,068	0.00	0.25	1.45	19.85	21.28
2020	26,739	14.31	16.76	413,741	0.00	0.25	1.45	12.68	14.09
Fidelity® VIP Overseas
2024	10,131	11.65	12.92	123,593	0.01	0.25	1.25	0.43	1.49
2023	10,158	11.60	12.73	122,988	0.01	0.25	1.45	15.19	16.36
2022	5,442	10.07	10.07	54,802	0.01	1.45	1.45	(27.81)	(27.81)
2021	5,257	13.95	13.95	73,333	0.00	1.45	1.45	14.25	14.25
2020	5,073	12.21	13.23	61,974	0.00	0.25	1.45	10.30	11.65
Fidelity® VIP Real Estate
2024	5,010	10.40	14.02	61,254	0.04	0.25	1.25	1.86	2.86
2023	6,285	10.21	13.63	72,572	0.02	0.25	1.45	6.24	7.32
2022	16,686	9.61	12.70	200,398	0.01	0.25	1.45	(30.66)	(29.99)
2021	17,169	13.86	18.14	295,978	0.01	0.25	1.45	32.63	34.27
2020	18,369	10.45	13.77	237,534	0.02	0.25	1.45	(10.84)	(9.76)
Fidelity® VIP Strategic Income
2024	21,804	8.81	10.12	193,514	0.03	0.25	1.25	1.38	2.43
2023	22,855	8.69	9.88	199,979	0.04	0.25	1.45	4.57	5.67
2022	22,411	8.31	9.35	187,372	0.04	0.25	1.45	(15.20)	(14.30)
2021	17,860	9.80	9.80	174,988	0.03	1.45	1.45	(1.01)	(1.01)
2020	15,665	9.90	11.10	155,000	0.03	0.25	1.45	2.48	3.74
Franklin DynaTech VIP
2024	236	24.78	29.61	5,845	—	0.25	1.25	24.96	26.27
2023	1,076	19.83	23.45	24,395	—	0.25	1.45	37.80	39.17
2022	1,058	14.39	16.85	17,277	—	0.25	1.45	(42.44)	(41.86)
2021	880	25.00	28.98	25,500	—	0.25	1.45	11.11	12.46
2020	3,818	22.50	26.26	88,742	—	0.25	1.45	38.55	40.20

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Growth and Income VIP Fund
2024	18,647	17.70	23.71	373,296	0.02	0.25	1.25	13.10	14.21
2023	18,110	15.65	20.76	319,132	0.02	0.25	1.45	4.47	5.54
2022	17,597	14.98	19.67	295,506	0.03	0.25	1.45	(10.73)	(9.81)
2021	14,817	16.78	21.81	281,682	0.02	0.25	1.45	19.86	21.23
2020	14,381	14.00	18.33	226,823	0.03	0.25	1.45	0.86	2.17
Franklin Income VIP Fund
2024	23,739	11.19	13.65	267,186	0.05	0.25	1.25	2.75	3.80
2023	25,217	10.89	13.15	276,131	0.05	0.25	1.45	4.11	5.12
2022	25,691	10.46	12.51	272,194	0.04	0.25	1.45	(9.44)	(8.49)
2021	20,603	11.55	13.67	239,942	0.04	0.25	1.45	11.70	13.07
2020	17,894	10.34	12.32	186,675	0.05	0.25	1.45	(3.72)	(2.53)
Franklin Large Cap Growth VIP Fund
2024	18,136	24.57	31.86	464,911	—	0.25	1.25	20.97	22.26
2023	19,632	20.31	26.06	413,517	—	0.25	1.45	34.68	35.94
2022	18,003	15.08	19.17	281,847	—	0.25	1.45	(39.17)	(38.54)
2021	724	24.79	24.79	17,943	—	1.45	1.45	10.23	10.23
2020	—	22.49	28.48	—	—	0.25	1.45	38.31	40.02
Franklin Mutual Global Discovery VIP Fund
2024	9,232	12.33	15.79	137,554	0.02	0.25	1.25	0.33	1.28
2023	8,977	12.29	15.59	132,310	0.03	0.25	1.45	15.29	16.43
2022	8,729	10.66	13.39	110,707	0.01	0.25	1.45	(8.73)	(7.78)
2021	8,489	11.68	14.52	117,000	0.02	0.25	1.45	13.95	15.33
2020	14,959	10.25	12.82	183,281	0.02	0.25	1.45	(8.65)	(7.57)
Franklin Mutual Shares VIP Fund
2024	4,229	12.42	16.24	68,676	0.02	0.25	1.25	6.70	7.69
2023	5,714	11.64	15.08	80,639	0.02	0.25	1.45	8.68	9.83
2022	4,751	10.71	13.73	62,925	0.02	0.25	1.45	(11.27)	(10.38)
2021	4,620	12.07	15.32	68,370	0.03	0.25	1.45	13.98	15.36
2020	3,776	10.59	13.53	50,135	0.02	0.25	1.45	(9.18)	(8.08)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Rising Dividends VIP Fund
2024	29,644	19.46	27.10	738,808	0.01	0.25	1.25	6.16	7.24
2023	33,434	18.33	25.27	755,987	0.01	0.25	1.45	7.44	8.50
2022	26,454	17.06	23.29	538,620	0.01	0.25	1.45	(14.31)	(13.39)
2021	21,634	19.91	26.89	525,728	0.01	0.25	1.45	21.33	22.73
2020	13,987	16.41	22.33	279,536	0.01	0.25	1.45	10.88	12.27
Franklin Small Cap Value VIP Fund
2024	29,182	15.23	20.04	526,387	0.01	0.25	1.25	7.03	8.15
2023	29,507	14.23	18.53	493,008	0.00	0.25	1.45	8.05	9.13
2022	29,865	13.17	16.98	455,822	0.01	0.25	1.45	(13.75)	(12.92)
2021	29,085	15.27	19.50	511,740	0.01	0.25	1.45	19.86	21.42
2020	32,166	12.74	16.37	462,484	0.01	0.25	1.45	0.55	1.80
Franklin Small-Mid Cap Growth VIP Fund
2024	18,118	18.07	42.20	379,198	—	0.25	1.45	6.18	7.46
2023	22,388	16.98	39.27	446,774	—	0.25	1.45	21.21	22.72
2022	26,007	16.41	32.00	428,726	—	0.25	1.45	(36.54)	(35.79)
2021	19,565	25.86	49.84	515,122	—	0.25	1.45	5.21	6.50
2020	23,765	20.90	47.92	587,532	—	0.25	1.45	48.33	50.13
Franklin Strategic Income VIP Fund
2024	4,366	7.67	7.67	33,475	0.04	1.25	1.25	(0.26)	(0.26)
2023	4,245	7.69	7.69	32,655	0.05	1.25	1.45	3.64	3.64
2022	4,128	7.42	7.42	30,627	0.04	1.45	1.45	(14.52)	(14.52)
2021	4,014	8.68	8.68	34,823	0.03	1.45	1.45	(2.25)	(2.25)
2020	3,896	8.88	10.24	34,607	0.05	0.25	1.45	(1.11)	0.20
Franklin U.S. Government Securities VIP Fund
2024	64,743	6.60	7.18	457,234	0.03	0.25	1.25	(2.94)	(1.78)
2023	46,266	6.80	7.31	331,525	0.03	0.25	1.45	0.15	1.11
2022	44,982	6.79	7.23	319,634	0.03	0.25	1.45	(13.50)	(12.68)
2021	37,528	7.85	8.28	307,387	0.02	0.25	1.45	(6.10)	(4.94)
2020	36,475	8.36	8.88	315,157	0.02	0.25	1.45	(0.71)	0.57

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT International Equity Insights
2024	704	11.14	11.14	7,880	0.03	0.25	0.25	2.48	2.48
2023	685	10.87	10.87	7,480	0.02	0.25	0.25	14.66	14.66
2022	666	9.48	9.48	6,345	0.02	0.25	0.25	(16.48)	(16.48)
2021	1,091	11.35	11.35	12,410	0.03	0.25	0.25	8.20	8.20
2020	1,061	9.60	10.69	11,149	0.01	0.25	1.45	1.91	3.09
Goldman Sachs VIT Mid Cap Growth Fund
2024	16,249	19.88	26.20	401,382	—	0.25	1.25	15.25	16.39
2023	16,131	17.25	22.51	343,285	—	0.25	1.45	13.56	14.67
2022	16,079	15.19	19.63	299,339	—	0.25	1.45	(29.38)	(28.62)
2021	16,055	21.51	27.50	420,191	—	0.25	1.45	6.64	7.89
2020	15,997	20.17	25.97	389,287	—	0.25	1.45	37.96	39.70
Goldman Sachs VIT Mid Cap Value
2024	13,453	15.74	20.58	229,915	0.01	0.25	1.25	7.44	8.54
2023	13,508	14.65	18.96	215,393	0.01	0.25	1.45	6.55	7.60
2022	11,297	13.75	17.62	157,394	0.00	0.25	1.45	(13.95)	(13.12)
2021	10,447	15.98	15.98	166,842	0.00	1.45	1.45	24.84	24.84
2020	8,626	12.80	16.34	110,291	0.00	0.25	1.45	3.48	4.68
Guggenheim VIF Floating Rate Strategies
2024	16,552	9.24	10.31	154,730	0.07	0.25	1.25	2.33	3.41
2023	18,816	9.03	9.97	171,377	0.04	0.25	1.45	6.49	7.55
2022	18,394	8.48	9.27	157,165	0.02	0.25	1.45	(4.93)	(4.04)
2021	18,004	8.92	9.66	161,741	0.02	0.25	1.45	(1.98)	(0.72)
2020	17,472	9.10	9.88	159,940	0.06	0.25	1.45	(4.41)	(3.14)
Guggenheim VIF Global Managed Futures Strategy
2024	11,193	5.17	7.43	61,397	0.03	0.25	1.25	(3.88)	(2.82)
2023	11,134	5.32	7.73	62,910	0.03	0.25	1.45	(0.51)	0.38
2022	11,986	5.30	7.77	67,137	0.02	0.25	1.45	6.73	7.72
2021	11,133	4.92	7.28	58,144	—	0.25	1.45	(3.58)	(2.19)
2020	11,120	5.03	7.55	59,470	0.06	0.25	1.45	(1.82)	(0.77)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF High Yield
2024	1,879	9.90	11.78	18,623	0.06	0.25	1.25	3.13	4.16
2023	2,029	9.60	11.31	19,833	0.07	0.25	1.45	7.38	8.44
2022	2,713	8.94	10.43	25,663	0.06	0.25	1.45	(13.54)	(12.57)
2021	2,642	10.34	11.93	28,766	0.05	0.25	1.45	0.88	1.97
2020	2,590	10.25	11.92	27,847	0.05	0.25	1.45	0.10	1.36
Guggenheim VIF Long Short Equity (d)
2024	—	9.55	9.81	—	—	0.25	1.30	5.29	6.05
2023	5,636	9.07	9.30	51,521	0.00	0.25	1.45	8.01	9.12
2022	8,730	8.33	8.61	73,363	0.00	0.25	1.45	(17.92)	(17.11)
2021	10,156	10.05	10.49	103,524	0.01	0.25	1.45	18.40	19.93
2020	9,899	8.38	8.86	84,614	0.01	0.25	1.45	0.34	1.53
Guggenheim VIF Multi-Hedge Strategies
2024	2,451	5.34	7.46	17,653	0.06	0.25	1.30	(7.77)	(6.73)
2023	17,459	5.79	8.08	125,660	0.03	0.25	1.45	—	1.06
2022	28,085	6.62	8.07	195,023	0.01	0.25	1.45	(7.45)	(6.50)
2021	41,952	7.08	8.72	295,762	—	0.25	1.45	3.32	4.58
2020	28,377	6.05	8.44	201,840	0.01	0.25	1.45	2.80	4.04
Guggenheim VIF Total Return Bond
2024	124,154	8.56	9.41	1,153,882	0.04	0.25	1.25	(1.27)	(0.21)
2023	112,794	8.67	9.43	1,050,646	0.02	0.25	1.45	2.48	3.63
2022	41,970	8.46	9.10	366,142	0.03	0.25	1.45	(19.58)	(18.89)
2021	42,506	10.52	11.22	459,877	0.02	0.25	1.45	(4.80)	(3.61)
2020	40,026	11.05	11.81	451,702	0.02	0.25	1.45	9.19	10.48

(d)	Liquidation. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Oppenheimer V.I. International Growth Fund
2024	10,471	9.43	11.80	116,268	—	0.25	1.25	(5.89)	(4.92)
2023	12,418	10.02	12.41	147,254	0.00	0.25	1.45	15.57	16.75
2022	36,103	8.67	10.63	377,835	—	0.25	1.45	(30.19)	(29.46)
2021	36,430	12.42	15.07	540,505	—	0.25	1.45	5.34	6.58
2020	37,079	11.79	14.40	516,893	0.01	0.25	1.45	15.70	17.07
Invesco V.I. American Franchise Series I
2024	5,056	21.96	21.96	111,046	—	1.45	1.45	29.02	29.02
2023	5,867	17.02	17.02	100,400	—	1.45	1.45	34.76	34.76
2022	4,653	12.63	12.63	58,803	—	1.45	1.45	(34.08)	(34.08)
2021	4,551	19.16	19.16	87,501	—	1.45	1.45	7.04	7.04
2020	4,920	17.90	17.90	87,960	0.00	1.45	1.45	36.12	36.12
Invesco V.I. American Value
2024	963	16.99	16.99	16,355	0.01	1.25	1.25	24.65	24.65
2023	936	13.63	13.63	12,756	0.00	1.25	1.45	10.54	10.54
2022	911	12.33	12.33	11,227	0.00	1.45	1.45	(6.87)	(6.87)
2021	1,094	13.24	13.24	14,484	0.00	1.45	1.45	22.03	22.03
2020	202	10.85	14.51	2,194	0.01	0.25	1.45	(3.56)	(2.42)
Invesco V.I. Balanced-Risk Allocation
2024	1,623	10.21	10.21	16,565	0.04	0.25	0.25	0.20	0.20
2023	3,098	10.19	10.19	31,550	—	0.25	0.25	3.03	3.03
2022	2,874	9.89	9.89	28,416	0.07	0.25	0.25	(17.24)	(17.24)
2021	2,865	11.95	11.95	34,234	0.03	0.25	0.25	5.75	5.75
2020	2,725	10.56	11.44	30,787	0.07	0.25	1.45	5.18	6.42
Invesco V.I. Comstock
2024	—	17.48	17.48	—	0.01	1.25	1.25	10.08	10.08
2023	19,168	15.88	15.88	304,337	0.02	1.25	1.45	7.44	7.44
2022	19,071	14.78	14.78	281,850	0.02	1.45	1.45	(3.34)	(3.34)
2021	6,430	15.29	15.29	98,324	0.03	1.45	1.45	27.31	27.31
2020	—	12.01	16.45	—	—	0.25	1.45	(5.43)	(4.25)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Core Equity
2024	3,714	22.63	22.63	84,031	0.01	0.25	0.25	21.28	21.28
2023	3,604	18.66	18.66	67,239	0.00	0.25	0.25	19.16	19.16
2022	3,498	15.66	15.66	54,764	0.01	0.25	0.25	(23.27)	(23.27)
2021	3,395	20.41	20.41	69,279	0.00	0.25	0.25	23.32	23.32
2020	3,295	13.03	16.55	54,523	0.02	0.25	1.45	8.58	9.89
Invesco V.I. Discovery Mid Cap Growth
2024	267	18.54	18.54	4,957	—	1.25	1.25	18.77	18.77
2023	1,333	15.61	15.61	20,807	—	1.25	1.45	8.10	8.10
2022	680	14.44	14.44	9,810	—	1.45	1.45	(33.97)	(33.97)
2021	415	21.87	21.87	9,076	—	1.45	1.45	13.67	13.67
2020	—	19.24	22.12	—	—	0.25	1.45	33.80	35.46
Invesco V.I. Equally-Weighted S&P 500
2024	1,651	11.03	11.33	18,216	0.25	0.25	1.25	7.82	8.84
2023	1,606	10.23	10.23	16,435	0.01	1.25	1.45	8.71	8.71
2022	1,562	9.41	9.41	14,701	0.02	1.45	1.45	(5.90)	(5.90)
Invesco V.I. Equity and Income
2024	1,742	13.86	13.86	24,123	0.01	1.25	1.25	7.19	7.19
2023	5,508	12.93	12.93	71,190	0.02	1.25	1.45	5.64	5.64
2022	5,614	12.24	12.24	68,688	0.01	1.45	1.45	(11.50)	(11.50)
2021	5,713	13.83	13.83	79,021	0.02	1.45	1.45	13.18	13.18
2020	4,178	12.22	15.37	51,041	0.02	0.25	1.45	4.80	6.15
Invesco V.I. EVQ International Equity Fund
2024	21,073	9.71	10.74	207,930	0.02	0.25	1.25	(3.78)	(2.89)
2023	22,814	10.09	11.06	232,930	—	0.25	1.45	12.93	14.14
2022	35,869	9.36	9.69	323,540	0.01	0.25	1.45	(21.87)	(21.09)
2021	36,583	11.98	12.28	421,278	0.01	0.25	1.45	1.01	2.25
2020	51,255	11.28	12.34	580,919	0.02	0.25	1.45	8.71	10.08

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global
2024	8,226	17.21	21.09	159,973	—	0.25	1.25	10.96	12.06
2023	8,016	15.51	18.82	139,596	—	0.25	1.45	28.93	30.15
2022	7,816	12.03	14.46	104,958	—	0.25	1.45	(34.76)	(34.06)
2021	7,621	18.44	21.93	155,884	—	0.25	1.45	10.16	11.49
2020	7,423	16.74	20.05	136,808	0.00	0.25	1.45	21.75	23.23
Invesco V.I. Global Real Estate
2024	1,879	9.67	9.67	18,168	0.02	0.25	0.25	(5.20)	(5.20)
2023	3,227	10.20	10.20	32,989	0.01	0.25	0.25	5.26	5.26
2022	3,237	9.69	9.69	31,340	0.03	0.25	0.25	(27.47)	(27.47)
2021	3,124	13.36	13.36	41,732	0.03	0.25	0.25	21.45	21.45
2020	2,964	9.04	11.21	32,602	0.03	0.25	1.45	(16.37)	(15.40)
Invesco V.I. Global Strategic Income
2024	14,061	7.12	8.06	100,731	0.03	0.25	1.25	(1.52)	(0.49)
2023	16,108	7.23	8.10	116,994	—	0.25	1.45	4.18	5.19
2022	15,418	6.94	7.70	108,313	—	0.25	1.45	(15.47)	(14.54)
2021	15,028	8.21	9.01	124,630	0.04	0.25	1.45	(7.75)	(6.73)
2020	13,608	8.90	9.84	122,269	0.05	0.25	1.45	(1.44)	(0.30)
Invesco V.I. Government Securities
2024	93	6.25	6.25	580	0.32	1.30	1.30	(2.80)	(2.80)
2023	128	6.43	6.43	822	0.01	1.30	1.30	0.16	0.16
2022	208	6.42	6.42	1,339	0.02	1.30	1.30	(14.40)	(14.40)
2021	281	7.50	7.50	2,112	0.02	1.30	1.30	(6.60)	(6.60)
2020	346	8.03	9.33	2,776	0.05	0.25	1.45	1.30	2.53
Invesco V.I. Health Care
2024	4,569	13.34	13.34	61,038	—	1.25	1.25	(0.45)	(0.45)
2023	4,445	13.40	13.40	59,667	—	1.25	1.45	(1.54)	(1.54)
2022	4,326	13.61	13.61	58,957	—	1.45	1.45	(17.11)	(17.11)
2021	1,615	16.42	16.42	26,615	—	1.45	1.45	7.18	7.18
2020	1,572	15.32	22.28	24,174	0.00	0.25	1.45	9.19	10.52

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund®
2024	6,196	14.35	17.91	95,492	—	0.25	1.25	11.93	13.07
2023	7,044	12.82	15.84	97,246	0.00	0.25	1.45	9.39	10.46
2022	6,258	11.72	14.34	78,651	0.00	0.25	1.45	(17.98)	(17.16)
2021	2,084	15.73	17.31	34,176	0.00	0.25	1.20	17.83	18.97
2020	25,832	12.16	14.95	346,024	0.01	0.25	1.45	4.11	5.43
Invesco V.I. Main Street Small Cap Fund®
2024	14,149	17.50	20.33	268,302	—	1.25	1.25	7.74	7.76
2023	15,644	16.24	20.96	277,920	0.01	0.25	1.45	12.86	14.10
2022	37,861	14.39	18.37	649,173	0.00	0.25	1.45	(19.47)	(18.72)
2021	38,170	17.87	22.60	810,007	0.00	0.25	1.45	16.95	18.32
2020	39,343	15.28	19.62	709,617	0.00	0.25	1.45	14.37	15.75
Invesco V.I. Small Cap Equity
2024	2,857	14.72	18.77	42,036	—	0.25	1.25	12.97	14.10
2023	4,085	13.03	16.45	57,715	—	0.25	1.45	11.37	12.52
2022	4,035	11.70	14.62	51,097	—	0.25	1.45	(23.98)	(23.25)
2021	3,817	15.39	19.05	63,099	—	0.25	1.45	14.85	16.30
2020	3,984	13.40	16.69	57,665	0.00	0.25	1.45	21.38	22.72
Janus Henderson VIT Enterprise
2024	11,914	23.61	31.40	292,762	0.01	0.25	1.25	10.53	11.66
2023	13,596	21.36	28.12	300,307	0.00	0.25	1.45	12.90	13.98
2022	14,661	18.92	24.67	292,642	0.00	0.25	1.45	(19.66)	(18.80)
2021	14,416	23.55	30.38	356,532	0.00	0.25	1.45	11.51	12.81
2020	14,472	21.12	27.44	321,361	—	0.25	1.45	13.98	15.34
Janus Henderson VIT Forty
2024	2,600	31.52	31.52	81,952	—	1.25	1.25	22.79	22.79
2023	339	25.67	25.67	8,690	0.00	1.25	1.45	33.84	33.84
2022	329	19.18	19.18	6,313	0.00	1.45	1.45	(36.45)	(36.45)
2021	320	30.18	30.18	9,665	—	1.45	1.45	17.25	17.25
2020	4,499	25.74	33.51	115,702	0.00	0.25	1.45	32.95	34.58

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Overseas
2024	42,800	8.06	9.96	354,834	0.01	0.25	1.25	1.12	2.15
2023	40,665	7.89	9.85	330,597	0.01	0.25	1.45	6.03	7.06
2022	9,559	7.37	9.29	79,800	0.02	0.25	1.45	(12.61)	(11.74)
2021	6,594	8.35	10.63	65,880	0.01	0.25	1.45	8.36	9.72
2020	5,120	7.61	9.81	49,099	0.01	0.25	1.45	10.97	12.32
Janus Henderson VIT Research
2024	3,402	28.98	37.59	120,562	—	0.25	1.25	29.32	30.61
2023	3,308	22.41	28.78	89,924	0.00	0.25	1.45	36.90	38.23
2022	2,661	16.37	20.82	51,807	—	0.25	1.45	(32.96)	(32.27)
2021	2,773	24.42	30.74	80,296	0.00	0.25	1.45	14.81	16.22
2020	11,398	21.27	26.96	297,563	0.00	0.25	1.45	26.76	28.32
Lord Abbett Series Bond-Debenture VC
2024	36,583	9.46	11.54	352,945	0.05	0.25	1.25	2.27	3.31
2023	40,930	9.25	11.17	393,874	0.05	0.25	1.45	2.10	3.14
2022	43,396	9.06	10.83	411,428	0.04	0.25	1.45	(16.42)	(15.59)
2021	41,834	10.84	12.83	472,128	0.03	0.25	1.45	(1.19)	(0.08)
2020	40,818	10.97	13.08	464,715	0.03	0.25	1.45	2.62	3.89
Lord Abbett Series Developing Growth VC
2024	5,296	16.71	22.91	97,890	—	0.25	1.25	17.02	18.28
2023	5,481	14.28	19.37	87,470	—	0.25	1.45	3.70	4.70
2022	5,458	13.77	18.50	83,984	—	0.25	1.45	(38.64)	(38.00)
2021	5,319	22.44	29.84	132,822	—	0.25	1.45	(6.97)	(5.87)
2020	5,177	24.12	32.30	138,287	—	0.25	1.45	64.98	67.10
Lord Abbett Series Growth and Income VC
2024	6,629	17.08	17.08	113,222	0.01	1.25	1.25	15.56	15.56
2023	6,469	14.78	14.78	95,596	0.01	1.25	1.45	8.52	8.52
2022	6,313	13.62	13.62	85,998	0.01	1.45	1.45	(13.25)	(13.25)
2021	6,161	15.70	15.70	96,686	0.01	1.45	1.45	23.43	23.43
2020	6,001	12.72	15.79	76,311	0.01	0.25	1.45	(1.78)	(0.63)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Growth Opportunities VC
2024	—	21.15	21.15	—	—	0.25	0.25	26.42	26.42
2023	809	16.73	16.73	13,544	—	0.25	0.25	7.17	7.17
2022	2,404	15.61	15.61	37,534	—	0.25	0.25	(34.69)	(34.69)
2021	2,358	23.90	23.90	56,358	—	0.25	0.25	3.06	3.06
2020	2,594	20.36	23.63	60,162	—	0.25	1.45	33.25	34.95
LVIP American Century Disciplined Core Value (b)
2024	3,527	16.18	22.75	80,224	0.01	0.25	1.25	8.16	9.27
2023	10,347	14.96	20.82	191,297	0.01	0.25	1.45	3.74	4.78
2022	10,273	14.42	19.87	181,278	0.01	0.25	1.45	(16.45)	(15.63)
2021	10,153	17.26	23.55	212,955	0.01	0.25	1.45	17.98	19.42
2020	5,975	14.63	20.10	117,893	0.02	0.25	1.45	6.55	7.89
LVIP American Century Inflation Protection (b)
2024	6,048	7.58	7.58	45,864	0.04	0.25	0.25	(1.69)	(1.69)
2023	6,020	7.71	7.71	46,445	0.03	0.25	0.25	—	—
2022	6,011	7.71	7.71	46,335	0.05	0.25	0.25	(15.83)	(15.83)
2021	6,002	9.16	9.16	54,985	0.03	0.25	0.25	2.81	2.81
2020	3,537	8.88	9.04	31,500	0.01	0.25	1.45	4.84	6.10
LVIP American Century International (b)
2024	2,977	10.14	10.14	30,183	0.01	1.25	1.25	(1.84)	(1.84)
2023	5,031	10.33	10.33	51,958	0.01	1.25	1.45	7.83	7.83
2022	4,892	9.58	9.58	46,892	0.01	1.45	1.45	(28.02)	(28.02)
2021	4,758	13.31	13.31	63,319	0.00	1.45	1.45	3.90	3.90
2020	4,618	12.81	14.45	59,164	0.00	0.25	1.45	20.17	21.63

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Mid Cap Value (b)(e)
2024	2,371	16.09	22.12	46,952	0.02	0.25	1.25	4.01	5.03
2023	2,509	15.47	21.06	47,700	0.02	0.25	1.45	1.58	2.68
2022	3,203	15.23	20.51	60,615	0.02	0.25	1.45	(5.46)	(4.56)
2021	3,179	16.11	21.49	62,921	0.01	0.25	1.45	17.68	19.12
2020	3,138	13.69	18.38	52,178	0.01	0.25	1.45	(3.32)	(2.18)
LVIP American Century Value (b)
2024	3,455	15.87	22.06	64,679	0.03	0.25	1.25	4.75	5.75
2023	3,360	15.15	20.86	59,724	0.02	0.25	1.45	4.48	5.57
2022	3,268	14.50	19.76	55,287	0.02	0.25	1.45	(3.91)	(2.90)
2021	3,178	15.09	20.35	55,621	0.02	0.25	1.45	18.91	20.34
2020	2,512	12.69	17.23	37,878	0.02	0.25	1.45	(3.57)	(2.43)
LVIP JPMorgan Core Bond Fund
2024	3,951	7.15	7.15	28,248	0.04	1.25	1.25	(2.72)	(2.72)
2023	4,140	7.35	7.96	30,491	0.05	0.25	1.45	1.24	2.31
2022	12,665	7.26	7.78	96,347	0.02	0.25	1.45	(16.46)	(15.53)
2021	12,929	8.69	9.21	116,768	0.02	0.25	1.45	(5.95)	(4.76)
2020	10,914	9.24	9.82	103,714	0.01	0.25	1.45	3.01	4.25
LVIP JPMorgan Small Cap Core Fund
2024	3,788	14.71	14.71	55,941	0.01	1.25	1.25	6.75	6.75
2023	3,750	13.78	13.78	51,665	0.01	1.25	1.45	8.16	8.16
2022	3,714	12.74	12.74	47,497	0.00	1.45	1.45	(22.93)	(22.93)
2021	3,661	16.53	16.53	60,536	0.00	1.45	1.45	15.84	15.84
2020	3,564	14.27	17.88	50,887	0.01	0.25	1.45	8.35	9.69

(b)	Name change. See Note 1.
(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP JPMorgan US Equity Fund
2024	748	26.46	26.46	19,791	—	1.25	1.25	18.50	18.50
2023	455	22.33	22.33	10,151	0.01	1.25	1.45	21.56	21.56
2022	442	18.37	18.37	8,119	0.00	1.45	1.45	(22.23)	(22.23)
2021	—	23.62	29.28	—	—	0.25	1.45	23.41	24.91
2020	—	19.14	23.44	—	—	0.25	1.45	19.48	20.89
Macquarie VIP Asset Strategy (b)
2024	50,677	11.02	13.09	558,609	0.02	0.25	1.25	7.72	8.90
2023	51,196	10.23	12.02	527,396	0.04	0.25	1.45	9.18	10.28
2022	3,551	10.90	10.90	38,706	0.02	0.25	0.25	(17.49)	(17.49)
2021	3,494	13.21	13.21	46,149	0.02	0.25	0.25	6.96	6.96
2020	3,428	10.85	12.59	42,353	0.02	0.25	1.45	8.94	10.25
Macquarie VIP Balanced (b)
2024	2,858	14.16	14.16	40,468	0.01	1.25	1.25	10.71	10.71
2023	2,779	12.79	16.21	35,524	0.01	0.25	1.45	11.22	12.34
2022	4,029	11.50	14.43	49,212	0.01	0.25	1.45	(19.52)	(18.75)
2021	4,048	14.29	17.76	61,163	0.01	0.25	1.45	10.95	12.26
2020	3,932	12.88	16.12	53,385	0.01	0.25	1.45	9.06	10.49
Macquarie VIP Energy (b)
2024	1,014	4.82	4.88	4,936	0.01	0.25	1.25	(9.46)	(8.71)
2023	6,737	5.28	5.39	35,696	0.03	0.25	1.45	(0.37)	0.76
2022	6,525	5.24	5.41	34,401	0.05	0.25	1.45	44.27	45.56
2021	1,154	3.75	3.75	4,322	0.02	1.45	1.45	35.87	35.87
2020	1,058	2.62	2.76	2,916	0.01	0.25	1.45	(39.61)	(38.76)

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Macquarie VIP Global Growth (b)
2024	9,475	16.66	19.25	163,953	0.01	0.25	1.25	12.19	13.37
2023	9,342	14.85	16.98	143,993	0.00	0.25	1.45	14.94	16.14
2022	9,182	12.92	14.62	122,796	0.01	0.25	1.45	(20.93)	(20.20)
2021	8,927	16.34	18.32	150,641	0.00	0.25	1.45	12.69	14.14
2020	8,668	14.50	16.36	129,300	0.00	0.25	1.45	15.35	16.69
Macquarie VIP Growth (b)
2024	1,299	43.13	43.94	56,653	—	0.25	0.25	19.92	19.94
2023	1,277	35.96	36.64	46,403	—	0.25	0.25	33.53	33.53
2022	594	26.93	26.93	16,032	—	0.25	0.25	(29.50)	(29.50)
2021	355	38.20	38.20	13,575	—	0.25	0.25	25.86	25.86
2020	346	24.24	30.93	10,524	—	0.25	1.45	24.82	26.35
Macquarie VIP High Income (b)
2024	1,766	9.67	12.65	22,336	0.04	0.25	1.25	1.68	2.85
2023	4,575	9.51	12.30	48,874	0.07	0.25	1.45	7.09	8.18
2022	5,206	8.88	11.37	52,910	0.06	0.25	1.45	(14.62)	(13.86)
2021	5,629	10.40	13.20	67,607	0.06	0.25	1.45	1.46	2.72
2020	4,806	10.25	13.10	55,881	0.06	0.25	1.45	1.38	2.66
Macquarie VIP International Core Equity (b)
2024	3,661	10.62	10.62	38,880	0.01	1.25	1.25	(0.47)	(0.47)
2023	3,897	10.67	10.67	41,612	0.02	1.25	1.45	10.80	10.80
2022	3,754	9.63	9.63	36,169	0.02	1.45	1.45	(17.90)	(17.90)
2021	3,610	11.73	11.73	42,353	0.01	1.45	1.45	9.22	9.22
2020	3,475	10.74	11.10	37,333	0.03	0.25	1.45	2.48	3.74

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Macquarie VIP Limited-Term Bond Series (b)
2024	—	7.98	7.98	—	—	0.25	0.25	1.01	1.01
2023	61	7.90	7.90	483	0.03	0.25	0.25	1.54	1.54
2022	33,463	7.78	7.78	260,544	0.01	0.25	0.25	(7.38)	(7.38)
2021	31,332	8.40	8.40	263,350	0.02	0.25	0.25	(3.67)	(3.67)
2020	31,749	8.29	8.89	277,028	0.03	0.25	1.45	(0.48)	0.79
Macquarie VIP Mid Cap Growth (b)
2024	23,366	18.65	23.35	530,857	—	0.25	1.25	(2.10)	(1.06)
2023	21,979	19.05	23.60	505,181	—	0.25	1.45	14.69	15.80
2022	6,271	16.61	20.38	116,369	—	0.25	1.45	(33.67)	(32.98)
2021	5,717	25.04	30.41	157,996	—	0.25	1.45	11.29	12.63
2020	5,048	22.50	27.51	123,403	—	0.25	1.45	42.50	44.26
Macquarie VIP Natural Resources (b)
2024	686	5.57	5.57	3,832	0.06	1.25	1.25	(4.62)	(4.62)
2023	669	5.84	5.84	3,923	0.02	1.25	1.45	(2.67)	(2.67)
2022	653	6.00	6.00	3,931	0.02	1.45	1.45	12.78	12.78
2021	637	5.32	5.32	3,397	0.02	1.45	1.45	21.18	21.18
2020	620	4.39	4.76	2,729	0.01	0.25	1.45	(15.74)	(14.70)
Macquarie VIP Science And Technology (b)
2024	4,117	27.10	39.73	138,299	—	0.25	1.25	25.12	26.39
2023	2,760	21.66	31.44	80,713	—	0.25	1.45	33.29	34.65
2022	2,702	16.25	22.92	58,665	—	0.25	1.45	(34.66)	(33.99)
2021	2,832	24.87	35.38	91,668	—	0.25	1.45	10.14	11.47
2020	3,378	22.58	31.74	99,487	—	0.25	1.45	29.47	31.05

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Macquarie VIP Small Cap Growth (b)
2024	4,092	14.82	14.82	60,734	—	1.25	1.25	9.45	9.45
2023	4,050	13.54	13.54	54,908	—	1.25	1.45	8.41	8.41
2022	3,921	12.49	12.49	49,068	—	1.45	1.45	(29.83)	(29.83)
2021	3,799	17.80	17.80	67,717	0.01	1.45	1.45	(0.50)	(0.50)
2020	3,692	17.89	19.03	66,174	—	0.25	1.45	31.64	33.26
Macquarie VIP Smid Cap Core (b)
2024	214	15.82	19.62	3,379	0.01	0.25	1.25	9.48	10.60
2023	1,598	14.45	17.74	27,683	0.00	0.25	1.45	10.81	11.99
2022	1,609	13.04	15.84	24,939	—	0.25	1.45	(18.30)	(17.54)
2021	1,528	15.96	19.21	28,730	—	0.25	1.45	15.48	16.92
2020	1,680	13.82	16.74	27,109	—	0.25	1.45	2.37	3.59
MFS® VIT Global Tactical Allocation
2024	—	9.11	9.11	—	—	1.25	1.25	0.33	0.33
2023	8,232	9.08	9.08	74,774	0.00	1.25	1.45	4.73	4.73
2022	7,937	8.67	8.67	68,798	0.01	1.45	1.45	(11.26)	(11.26)
2021	4,321	9.77	9.77	42,215	0.01	1.45	1.45	(1.91)	(1.91)
2020	4,134	9.96	10.80	41,168	0.01	0.25	1.45	1.32	2.66
MFS® VIT II Research International
2024	5,548	9.94	9.94	55,252	0.01	1.25	1.25	(1.58)	(1.58)
2023	6,023	10.10	10.10	60,862	0.01	1.25	1.45	8.14	8.14
2022	5,857	9.34	9.34	54,732	0.01	1.45	1.45	(21.18)	(21.18)
2021	11,111	11.85	11.85	131,716	0.01	1.45	1.45	6.37	6.37
2020	10,784	11.14	12.14	120,125	0.02	0.25	1.45	7.84	9.07

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT International Intrinsic Value
2024	11,191	12.45	13.90	144,770	0.01	0.25	1.25	2.55	3.58
2023	11,067	12.14	13.42	139,081	0.01	0.25	1.45	12.41	13.54
2022	15,323	10.80	11.82	173,475	0.00	0.25	1.45	(26.88)	(26.17)
2021	21,751	14.77	16.01	338,913	0.00	0.25	1.45	5.42	6.80
2020	20,609	14.01	15.18	301,621	0.01	0.25	1.45	15.02	16.32
MFS® VIT New Discovery
2024	18,871	15.00	18.78	350,061	—	0.25	1.25	1.97	3.07
2023	17,932	14.71	18.22	322,925	—	0.25	1.45	9.53	10.56
2022	3,959	13.43	16.48	61,983	—	0.25	1.45	(32.92)	(32.21)
2021	3,569	20.02	24.31	82,284	—	0.25	1.45	(2.82)	(1.66)
2020	3,233	20.60	25.19	75,771	—	0.25	1.45	39.19	40.96
MFS® VIT Research
2024	2,540	21.49	21.49	54,602	—	1.25	1.25	13.58	13.58
2023	2,644	18.92	18.92	50,029	0.00	1.25	1.45	17.08	17.08
2022	2,930	16.16	16.16	47,375	0.00	1.45	1.45	(20.86)	(20.86)
2021	3,055	20.42	20.42	62,393	0.00	1.45	1.45	19.07	19.07
2020	2,965	17.15	23.05	50,849	0.01	0.25	1.45	11.22	12.60
MFS® VIT Total Return
2024	2,907	12.69	12.69	36,905	0.02	1.25	1.25	3.00	3.00
2023	2,863	12.32	12.32	35,289	0.02	1.25	1.45	5.57	5.57
2022	3,058	11.67	11.67	35,690	0.01	1.45	1.45	(13.56)	(13.56)
2021	3,109	13.50	13.50	41,980	0.02	1.45	1.45	8.87	8.87
2020	3,055	12.40	15.22	37,889	0.02	0.25	1.45	4.73	5.99
MFS® VIT Utilities
2024	2,208	12.91	17.04	28,500	0.02	0.25	1.25	6.69	7.85
2023	2,649	12.10	15.80	33,418	0.04	0.25	1.45	(6.42)	(5.50)
2022	2,542	12.93	16.72	34,221	0.02	0.25	1.45	(3.72)	(2.68)
2021	2,092	13.43	17.18	28,074	0.00	0.25	1.45	8.92	10.13
2020	9,234	12.33	15.89	137,494	0.02	0.25	1.45	0.98	2.25

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2024	1,856	14.71	14.71	27,314	0.01	1.25	1.25	9.78	9.78
2023	1,809	13.40	13.40	24,250	0.01	1.25	1.45	12.04	12.04
2022	2,379	11.96	11.96	28,460	0.01	1.45	1.45	(16.77)	(16.77)
2021	2,320	14.37	14.37	33,348	0.01	1.45	1.45	13.15	13.15
2020	2,258	12.70	14.39	28,676	0.02	0.25	1.45	5.13	6.36
Morningstar Balanced ETF Asset Allocation Portfolio
2024	88,924	11.38	13.02	1,013,806	0.02	0.25	1.25	5.57	6.72
2023	90,523	10.78	12.20	976,981	0.02	0.25	1.45	8.12	9.22
2022	123,318	9.97	11.17	1,232,258	0.02	0.25	1.45	(16.50)	(15.70)
2021	123,775	11.94	13.25	1,480,767	0.01	0.25	1.45	6.04	7.29
2020	120,374	11.26	12.54	1,358,492	0.02	0.25	1.45	4.26	5.64
Morningstar Conservative ETF Asset Allocation Portfolio
2024	93,201	8.07	8.07	752,393	0.02	1.25	1.25	0.88	0.88
2023	96,748	8.00	8.00	774,087	0.02	1.25	1.45	3.36	3.36
2022	124,542	7.74	7.74	964,125	0.01	1.45	1.45	(15.50)	(15.50)
2021	125,327	9.16	9.16	1,148,136	0.01	1.45	1.45	(2.14)	(2.14)
2020	121,973	9.36	10.11	1,142,292	0.02	0.25	1.45	1.85	3.06
Morningstar Growth ETF Asset Allocation Portfolio
2024	20,504	13.27	13.27	271,901	0.01	1.25	1.25	7.97	7.97
2023	22,149	12.29	12.29	272,071	0.01	1.25	1.45	10.42	10.42
2022	40,937	11.13	11.13	455,356	0.01	1.45	1.45	(16.82)	(16.82)
2021	41,793	13.38	13.38	559,097	0.01	1.45	1.45	9.85	9.85
2020	40,756	12.18	13.76	496,179	0.02	0.25	1.45	5.18	6.50
Morningstar Income and Growth ETF Asset Allocation Portfolio
2024	5,350	9.67	11.06	54,524	0.02	0.25	1.25	3.42	4.54
2023	5,280	9.35	10.58	51,754	0.02	0.25	1.45	6.01	6.98
2022	6,664	8.82	8.82	58,785	0.02	1.45	1.45	(16.16)	(16.16)
2021	6,597	10.52	10.52	69,429	0.01	1.45	1.45	1.84	1.84
2020	6,500	10.33	11.33	67,176	0.02	0.25	1.45	3.61	4.91

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA All Cap Value Series (b)
2024	6,886	16.14	30.38	128,942	0.02	1.10	1.25	5.63	5.82
2023	6,728	15.28	28.71	119,226	0.02	1.10	1.45	4.02	4.13
2022	6,597	14.69	27.57	112,789	0.01	1.10	1.45	(5.29)	(5.13)
2021	6,537	15.51	29.06	118,918	0.04	1.10	1.45	21.46	21.90
2020	44,086	12.77	26.45	995,027	0.02	0.25	1.45	(2.59)	(1.42)
NAA Large Cap Value Series (b)
2024	7,307	29.35	29.35	214,448	0.02	1.10	1.10	8.91	8.91
2023	7,509	26.95	26.95	202,387	0.02	1.10	1.10	4.86	4.86
2022	14,934	25.70	25.70	383,721	0.01	1.10	1.10	(5.27)	(5.27)
2021	16,164	27.13	27.13	438,449	0.02	1.10	1.10	21.93	21.93
2020	12,872	12.89	24.68	286,322	0.03	0.25	1.45	(2.27)	(1.08)
NAA Large Growth Series (b)
2024	2,090	34.38	39.90	75,359	0.03	0.25	1.25	26.63	27.93
2023	2,039	27.15	31.19	57,901	0.01	0.25	1.45	34.14	35.49
2022	1,991	20.24	23.02	42,033	0.00	0.25	1.45	(33.57)	(32.91)
2021	1,945	30.47	34.31	61,589	0.01	0.25	1.45	22.22	23.68
2020	1,896	24.93	28.26	48,961	0.01	0.25	1.45	31.84	33.43
NAA Mid Growth Series (b)
2024	635	42.65	42.65	27,070	0.01	1.10	1.10	12.65	12.65
2023	3,612	37.86	37.86	136,912	0.01	1.10	1.10	21.35	21.35
2022	3,185	31.20	31.20	99,505	0.00	1.10	1.10	(30.68)	(30.68)
2021	721	45.01	45.01	32,611	0.00	1.10	1.10	9.12	9.12
2020	1,193	20.16	45.75	49,352	0.01	0.25	1.45	26.32	27.86

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Cap Value Series (b)
2024	1,178	20.51	36.09	33,320	0.01	0.25	1.10	4.13	5.07
2023	1,207	19.52	34.66	33,052	0.01	0.25	1.10	5.86	6.76
2022	2,496	18.29	32.74	61,729	0.01	0.25	1.10	(7.59)	(6.78)
2021	2,073	20.16	35.43	52,074	0.01	0.25	1.10	21.13	22.18
2020	2,192	10.24	29.25	46,708	0.01	0.25	1.45	(5.27)	(4.18)
NAA Smid-Cap Value Series (b)
2024	1,442	31.89	35.76	47,319	0.01	0.25	1.10	4.66	5.58
2023	1,424	30.47	33.87	44,553	0.02	0.25	1.10	5.32	6.21
2022	1,284	28.93	31.89	38,136	0.01	0.25	1.10	(5.80)	(4.98)
2021	1,108	30.71	33.56	34,545	0.02	0.25	1.10	18.80	19.81
2020	1,078	12.22	28.68	28,264	0.01	0.25	1.45	(0.24)	0.95
NAA World Equity Income Series (b)
2024	3,028	16.58	16.58	50,196	0.03	1.10	1.10	8.08	8.08
2023	3,344	15.34	15.34	51,357	0.03	1.10	1.10	7.80	7.80
2022	3,668	14.23	14.23	52,233	0.02	1.10	1.10	(12.75)	(12.75)
2021	4,032	16.31	16.31	65,825	0.01	1.10	1.10	16.83	16.83
2020	4,276	10.55	13.96	59,762	0.03	0.25	1.45	1.99	3.24
Neuberger Berman AMT Sustainable Equity
2024	24,573	16.34	27.72	483,825	—	0.25	1.45	20.32	21.85
2023	19,986	13.58	22.75	316,916	0.00	0.25	1.45	21.36	22.84
2022	20,468	11.19	18.52	264,794	0.00	0.25	1.45	(21.97)	(21.06)
2021	20,751	14.34	23.46	341,520	0.00	0.25	1.45	18.12	19.51
2020	21,079	12.14	20.00	291,649	0.01	0.25	1.45	14.31	15.74

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT All Asset
2024	2,909	9.41	10.81	27,338	0.08	0.25	1.25	(0.74)	0.28
2023	5,083	9.48	10.78	51,138	0.03	0.25	1.45	3.61	4.56
2022	5,869	9.15	10.31	57,368	0.07	0.25	1.45	(15.59)	(14.72)
2021	5,749	10.84	12.09	66,186	0.11	0.25	1.45	10.95	12.36
2020	5,616	9.77	10.96	57,875	0.05	0.25	1.45	3.28	4.38
PIMCO VIT CommodityRealReturn Strategy
2024	28,491	4.59	5.56	131,620	0.02	0.25	1.25	(0.36)	0.66
2023	39,007	4.56	5.58	201,530	0.19	0.25	1.45	(11.85)	(10.94)
2022	50,589	5.12	6.33	286,922	0.31	0.25	1.45	4.11	5.13
2021	28,722	4.87	6.08	140,854	0.04	0.25	1.45	27.46	28.84
2020	31,128	3.78	4.77	118,444	0.05	0.25	1.45	(3.25)	(2.04)
PIMCO VIT Emerging Markets Bond
2024	25,630	8.50	10.07	255,329	0.06	0.25	1.25	2.91	4.03
2023	25,738	8.26	9.68	244,305	0.05	0.25	1.45	6.44	7.44
2022	19,051	7.76	9.01	167,121	0.04	0.25	1.45	(19.33)	(18.46)
2021	23,321	9.62	11.05	252,061	0.04	0.25	1.45	(6.87)	(5.80)
2020	22,366	10.33	11.95	256,841	0.04	0.25	1.45	1.97	3.20
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2024	577	6.60	9.21	5,311	0.02	0.25	1.25	(4.76)	(3.86)
2023	3,275	6.93	9.58	24,155	0.02	0.25	1.45	0.87	1.81
2022	3,184	6.87	9.41	23,256	0.01	0.25	1.45	(14.87)	(13.91)
2021	3,096	8.07	10.93	26,482	0.05	0.25	1.45	(8.40)	(7.37)
2020	3,006	8.81	12.08	28,005	0.02	0.25	1.45	5.26	6.53
PIMCO VIT High Yield
2024	—	18.19	18.19	—	0.03	0.25	0.25	3.35	3.35
2023	132	17.60	17.60	2,330	0.05	0.25	0.25	8.51	8.51
2022	131	16.22	16.22	2,116	0.05	0.25	0.25	(13.26)	(13.26)
2021	129	18.70	18.70	2,405	0.04	0.25	0.25	0.21	0.21
2020	127	10.60	19.10	2,366	0.03	0.25	1.45	1.05	2.25

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (Unhedged)
2024	9,211	5.66	6.09	55,055	0.03	0.25	1.25	(7.67)	(6.60)
2023	15,999	6.13	6.52	103,331	0.02	0.25	1.45	1.83	2.68
2022	13,218	6.02	6.35	83,071	0.01	0.25	1.45	(22.52)	(21.60)
2021	10,529	7.77	8.10	84,436	0.05	0.25	1.45	(11.60)	(10.60)
2020	9,467	8.79	9.23	85,059	0.05	0.25	1.45	5.90	7.08
PIMCO VIT Low Duration Administrative
2024	112,190	7.04	7.04	791,519	0.04	1.40	1.40	—	—
2023	59,336	7.04	7.04	418,616	0.05	1.40	1.40	0.43	0.43
2022	30,982	7.01	7.01	217,169	0.01	1.40	1.40	(9.78)	(9.78)
2021	64,496	7.77	7.77	502,800	0.01	1.40	1.40	(5.24)	(5.24)
2020	90,899	8.20	9.67	746,227	0.01	0.25	1.40	(1.44)	(0.31)
PIMCO VIT Low Duration Advisor
2024	40,198	6.91	7.49	283,355	0.04	0.25	1.25	—	0.94
2023	39,680	6.91	7.42	279,207	0.03	0.25	1.45	0.58	1.50
2022	41,371	6.87	7.31	289,246	0.02	0.25	1.45	(9.84)	(8.85)
2021	39,202	7.62	8.02	302,647	0.00	0.25	1.45	(5.34)	(4.18)
2020	36,755	8.05	8.53	298,594	0.01	0.25	1.45	(1.59)	(0.35)
PIMCO VIT Real Return Administrative
2024	29,329	8.50	8.50	250,568	0.03	1.40	1.40	(2.30)	(2.30)
2023	27,964	8.70	8.70	243,403	0.03	1.40	1.40	(0.80)	(0.80)
2022	35,741	8.77	8.77	313,663	0.07	1.40	1.40	(15.67)	(15.67)
2021	35,298	10.40	10.40	368,333	0.05	1.40	1.40	0.97	0.97
2020	37,660	10.30	12.03	387,701	0.01	0.25	1.40	6.96	8.09
PIMCO VIT Real Return Advisor
2024	19,161	7.47	8.52	156,408	0.04	0.25	1.25	(2.23)	(1.16)
2023	30,968	7.64	8.62	260,923	0.03	0.25	1.45	(0.78)	0.23
2022	19,221	7.70	8.60	159,795	0.07	0.25	1.45	(15.66)	(14.85)
2021	16,693	9.13	10.10	162,768	0.05	0.25	1.45	0.88	2.12
2020	12,417	9.05	10.08	119,583	0.01	0.25	1.45	6.72	8.04

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Short-Term
2024	77,093	7.65	8.47	632,640	0.05	0.25	1.25	1.46	2.54
2023	84,758	7.54	8.26	681,601	0.04	0.25	1.45	1.48	2.35
2022	66,909	7.43	8.07	521,940	0.02	0.25	1.45	(4.50)	(3.47)
2021	55,596	7.78	8.36	451,605	0.01	0.25	1.45	(4.42)	(3.35)
2020	54,420	8.14	8.78	459,662	0.01	0.25	1.45	(2.40)	(1.13)
PIMCO VIT Total Return Administrative
2024	41,579	8.35	8.35	348,061	0.04	1.40	1.40	(1.88)	(1.88)
2023	42,813	8.51	8.51	364,407	0.04	1.40	1.40	1.43	1.43
2022	70,379	8.39	8.39	593,405	0.02	1.40	1.40	(18.07)	(18.07)
2021	172,338	10.24	10.24	1,766,227	0.01	1.40	1.40	(5.54)	(5.54)
2020	82,879	10.84	10.84	898,995	0.02	1.40	1.40	4.03	4.03
PIMCO VIT Total Return Advisor
2024	59,155	7.29	8.28	449,509	0.04	0.25	1.25	(1.88)	(0.84)
2023	65,396	7.43	8.35	502,675	0.03	0.25	1.45	1.36	2.45
2022	64,465	7.33	8.15	487,406	0.02	0.25	1.45	(17.92)	(17.17)
2021	60,585	8.93	9.84	554,283	0.02	0.25	1.45	(5.60)	(4.56)
2020	52,985	9.46	10.50	512,430	0.02	0.25	1.45	3.73	5.11
Pioneer Bond VCT
2024	21,418	7.69	7.69	164,574	0.04	1.25	1.25	(1.28)	(1.28)
2023	21,057	7.79	8.48	163,895	0.04	0.25	1.45	2.23	3.29
2022	40,755	7.62	8.21	322,248	0.02	0.25	1.45	(17.98)	(17.24)
2021	41,151	9.29	9.92	395,225	0.02	0.25	1.45	(4.13)	(2.94)
2020	41,871	9.69	10.38	417,311	0.03	0.25	1.45	3.64	4.95
Pioneer Equity Income VCT
2024	957	15.89	15.89	15,212	0.02	1.25	1.25	6.36	6.36
2023	931	14.94	14.94	13,910	0.02	1.25	1.45	2.75	2.75
2022	905	14.54	14.54	13,169	0.02	1.45	1.45	(11.77)	(11.77)
2021	880	16.48	16.48	14,514	0.01	1.45	1.45	19.85	19.85
2020	866	13.75	16.59	11,903	0.02	0.25	1.45	(4.65)	(3.49)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Strategic Income VCT
2024	9,691	8.05	8.05	78,014	0.04	1.25	1.25	(0.37)	(0.37)
2023	10,632	8.08	8.08	85,953	0.04	1.25	1.45	3.46	3.46
2022	10,701	7.81	7.81	83,541	0.03	1.45	1.45	(16.47)	(16.47)
2021	15,743	9.35	9.35	147,139	0.03	1.45	1.45	(2.71)	(2.71)
2020	15,297	9.61	10.24	146,942	0.03	0.25	1.45	2.78	3.96
Putnam VT Core Equity Fund
2024	3,455	26.65	26.65	92,072	—	1.25	1.25	21.63	21.63
2023	—	21.91	27.16	—	—	0.25	1.25	22.75	24.02
2022	—	17.85	21.90	—	—	0.25	1.45	(19.23)	(18.44)
2021	—	22.10	27.26	—	—	0.25	1.45	25.28	26.79
2020	—	17.64	21.50	—	—	0.25	1.45	12.21	13.58
Putnam VT Large Cap Growth Fund
2024	12,128	35.90	44.04	435,236	—	0.25	1.25	27.80	29.11
2023	12,782	28.09	34.11	364,775	—	0.25	1.45	38.51	39.91
2022	12,698	20.28	24.38	262,333	—	0.25	1.45	(33.38)	(32.71)
2021	12,770	30.44	36.23	397,582	—	0.25	1.45	17.30	18.71
2020	12,741	25.95	30.98	338,816	0.00	0.25	1.45	32.67	34.23
Putnam VT Large Cap Value
2024	34,918	20.87	26.04	815,406	0.01	0.25	1.25	14.17	15.32
2023	27,941	18.28	22.58	582,137	0.02	0.25	1.45	10.86	11.95
2022	26,814	16.49	20.17	498,611	0.01	0.25	1.45	(7.15)	(6.19)
2021	29,504	17.76	21.50	572,924	0.01	0.25	1.45	21.73	23.21
2020	28,435	14.59	17.71	450,261	0.02	0.25	1.45	1.18	2.37
Putnam VT Small Cap Growth
2024	1,964	18.11	18.11	35,574	—	1.25	1.25	18.21	18.21
2023	1,913	15.32	15.32	29,325	—	1.25	1.45	18.03	18.03
2022	1,864	12.98	12.98	24,209	—	1.45	1.45	(31.29)	(31.29)
2021	1,816	18.89	18.89	34,323	—	1.45	1.45	8.94	8.94
2020	1,766	17.34	20.90	30,646	—	0.25	1.45	41.90	43.54

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Banking
2024	6,947	6.48	12.43	75,793	0.03	1.25	1.30	17.82	17.93
2023	6,876	5.50	10.54	63,183	0.01	1.25	1.45	(1.31)	(1.26)
2022	6,985	5.57	10.68	63,966	0.01	1.30	1.45	(20.54)	(20.42)
2021	7,576	7.01	13.42	88,658	0.01	1.30	1.45	27.69	27.92
2020	7,773	4.86	10.51	71,204	0.01	0.25	1.45	(12.49)	(11.48)
Rydex VIF Basic Materials
2024	6,726	12.25	15.21	97,811	0.01	0.25	1.30	(6.57)	(5.59)
2023	9,307	13.10	16.28	143,181	—	0.25	1.45	4.43	5.52
2022	8,747	12.54	13.23	128,362	0.01	0.25	1.45	(13.46)	(12.56)
2021	10,116	14.49	15.13	167,338	0.01	0.25	1.45	17.61	19.04
2020	11,375	12.32	15.30	157,561	0.01	0.25	1.45	14.50	15.88
Rydex VIF Biotechnology
2024	13,199	12.50	27.04	200,857	—	0.25	1.30	(5.54)	(4.55)
2023	12,602	13.23	28.33	198,091	—	0.25	1.45	1.03	2.16
2022	11,714	13.08	27.73	172,626	—	0.25	1.45	(16.90)	(16.07)
2021	19,558	15.74	33.04	335,148	—	0.25	1.45	(3.02)	(1.84)
2020	13,913	16.23	34.59	258,822	—	0.25	1.45	16.01	17.41
Rydex VIF Commodities Strategy
2024	16,690	1.74	3.91	44,467	0.04	1.25	1.30	3.57	3.71
2023	20,663	1.68	3.77	49,118	0.08	1.25	1.45	(10.24)	(10.16)
2022	40,651	1.87	4.20	91,524	0.06	1.30	1.45	17.61	17.98
2021	53,403	1.59	3.56	97,627	—	1.30	1.45	33.33	33.61
2020	6,363	1.19	2.67	16,965	0.01	0.25	1.45	(26.04)	(25.40)
Rydex VIF Consumer Products
2024	4,228	11.43	19.38	54,888	0.02	0.25	1.30	—	1.10
2023	4,342	11.42	19.38	57,603	0.01	0.25	1.45	(7.36)	(6.41)
2022	4,538	12.32	19.34	64,984	0.01	0.25	1.45	(5.01)	(4.07)
2021	4,408	12.97	20.16	65,800	0.01	0.25	1.45	5.79	7.06
2020	5,304	12.26	20.80	81,649	0.01	0.25	1.45	2.85	4.14

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Dow 2x Strategy (e)
2024	2,999	34.66	40.91	106,603	0.01	1.25	1.30	15.56	15.61
2023	2,998	29.98	35.40	92,542	0.00	1.25	1.45	18.36	18.40
2022	2,971	25.32	29.91	77,669	—	1.30	1.45	(23.80)	(23.76)
2021	3,782	33.21	39.25	134,123	—	1.30	1.45	34.51	34.69
2020	3,694	24.69	29.14	97,390	0.01	0.25	1.45	(2.76)	(1.58)
Rydex VIF Electronics
2024	12,062	17.14	40.71	207,098	—	0.25	1.30	11.15	12.40
2023	13,617	15.42	36.22	213,807	—	0.25	1.30	48.27	49.79
2022	15,896	10.40	24.18	167,840	—	0.25	1.30	(35.52)	(34.82)
2021	16,309	16.13	37.10	280,981	—	0.25	1.30	32.43	33.84
2020	16,790	12.18	35.26	214,759	—	0.25	1.45	49.15	50.98
Rydex VIF Energy
2024	18,363	5.47	7.80	129,216	0.03	0.25	1.30	(4.20)	(3.18)
2023	16,490	5.71	8.14	118,406	0.04	0.25	1.45	(2.63)	(1.57)
2022	12,746	5.86	8.36	94,038	0.01	1.30	1.45	41.94	42.23
2021	12,288	4.12	5.89	63,976	0.01	1.30	1.45	44.06	44.36
2020	11,753	2.86	4.08	44,199	0.01	0.25	1.45	(37.14)	(36.35)
Rydex VIF Energy Services
2024	8,510	1.69	1.91	16,278	—	1.25	1.30	(11.98)	(11.98)
2023	11,950	1.92	2.17	24,994	—	1.25	1.45	—	0.52
2022	11,703	1.91	2.29	24,486	—	0.25	1.45	36.43	37.95
2021	11,789	1.40	1.66	18,111	0.00	0.25	1.45	12.00	13.70
2020	12,131	1.25	1.50	16,567	0.01	0.25	1.45	(40.00)	(39.17)

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Europe 1.25x Strategy (e)
2024	4	6.09	6.09	26	0.08	1.30	1.30	(7.02)	(7.02)
2023	4	6.55	6.55	27	—	1.30	1.30	14.91	14.91
2022	4	5.70	5.70	23	—	1.30	1.30	(16.67)	(16.67)
2021	4	6.84	6.84	27	—	1.30	1.30	13.81	13.81
2020	4	5.01	8.66	23	—	0.25	1.45	(4.20)	(3.01)
Rydex VIF Financial Services
2024	5,785	10.36	10.36	59,922	0.01	1.30	1.30	17.06	17.06
2023	5,644	8.85	8.85	49,918	—	1.30	1.30	9.12	9.12
2022	5,506	8.11	8.11	44,633	0.01	1.30	1.30	(21.57)	(21.57)
2021	2,982	10.34	10.34	30,796	0.00	1.30	1.30	29.57	29.57
2020	3,505	7.61	12.35	27,931	0.01	0.25	1.45	(4.49)	(3.22)
Rydex VIF Government Long Bond 1.2x Strategy (e)
2024	1,120	6.12	6.12	6,855	0.02	1.30	1.30	(16.16)	(16.16)
2023	2,691	7.30	7.30	19,682	0.02	1.30	1.30	(5.19)	(5.19)
2022	1,234	7.70	7.70	9,528	0.02	1.30	1.30	(43.34)	(43.34)
2021	963	13.59	13.59	13,116	0.00	1.30	1.30	(11.41)	(11.41)
2020	1,477	12.72	17.24	22,607	0.00	0.25	1.45	16.70	18.08
Rydex VIF Health Care
2024	8,812	15.86	22.79	149,066	—	0.25	1.30	(4.08)	(3.06)
2023	8,786	16.52	23.51	155,255	—	0.25	1.45	0.56	1.69
2022	9,108	16.42	23.12	160,120	—	0.25	1.45	(15.67)	(14.81)
2021	8,932	19.47	27.14	186,265	—	0.25	1.45	13.73	15.05
2020	14,746	17.12	24.24	283,756	—	0.25	1.45	13.45	14.83

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Internet
2024	8,785	14.81	29.07	144,103	—	0.25	1.30	18.10	19.43
2023	10,056	12.54	24.34	142,795	—	0.25	1.45	41.22	42.67
2022	9,917	12.80	17.06	99,548	—	0.25	1.45	(47.15)	(46.59)
2021	11,173	24.22	31.94	211,502	—	0.25	1.45	(8.81)	(7.71)
2020	11,899	18.40	35.56	251,387	—	0.25	1.45	53.26	55.08
Rydex VIF Inverse Government Long Bond Strategy (e)
2024	—	2.35	2.35	—	0.05	0.25	0.25	13.53	13.53
2023	1,802	1.39	2.07	3,750	—	0.25	1.30	(0.71)	0.49
2022	5,710	1.40	2.06	9,156	—	0.25	1.30	40.00	42.07
2021	1,751	1.00	1.45	2,547	—	0.25	1.30	(2.91)	(2.68)
2020	4,679	1.03	3.48	5,603	0.00	0.25	1.45	(24.51)	(23.50)
Rydex VIF Inverse Mid-Cap Strategy
2024	—	0.56	0.56	—	—	0.25	0.25	(8.20)	(8.20)
2023	22,107	0.61	0.61	13,495	0.01	0.25	0.25	(12.86)	(12.86)
2022	2,565	0.70	0.70	1,789	—	0.25	0.25	6.06	6.06
2021	—	0.39	1.91	—	—	0.25	1.45	(27.78)	(25.27)
2020	—	0.54	2.60	—	—	0.25	1.45	(28.18)	(27.64)
Rydex VIF Inverse NASDAQ-100® Strategy
2024	—	0.22	0.22	—	—	0.25	0.25	(18.52)	(18.52)
2023	51,585	0.27	0.27	13,850	0.02	0.25	0.25	(34.15)	(34.15)
2022	4,488	0.41	0.41	1,843	—	0.25	0.25	32.26	32.26
2021	—	0.18	0.90	—	0.02	0.25	1.45	(29.55)	(28.00)
2020	—	0.25	1.26	—	0.02	0.25	1.45	(40.85)	(39.73)

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Russell 2000® Strategy (e)
2024	1,246	0.31	0.56	389	—	0.25	1.30	(8.82)	(8.20)
2023	22,496	0.34	0.61	13,394	—	0.25	1.30	(15.00)	(14.08)
2022	3,867	0.40	0.71	2,356	—	0.25	1.30	11.11	12.70
2021	1,378	0.36	0.36	494	—	1.30	1.30	(21.74)	(21.74)
2020	1,417	0.46	2.41	642	0.01	0.25	1.45	(33.79)	(32.77)
Rydex VIF Inverse S&P 500 Strategy (e)
2024	4,884	0.59	0.59	2,878	0.12	0.25	0.25	(16.90)	(16.90)
2023	4,750	0.36	0.71	3,359	0.05	0.25	1.30	(18.18)	(17.44)
2022	35,169	0.44	0.86	18,295	—	0.25	1.30	10.00	13.16
2021	4,489	0.76	0.76	3,409	—	0.25	0.25	(26.92)	(26.92)
2020	4,365	0.55	2.28	4,533	0.01	0.25	1.45	(28.30)	(27.21)
Rydex VIF Japan 2x Strategy (e)
2024	5,140	9.05	9.98	51,232	0.04	1.25	1.30	(3.21)	(3.20)
2023	5,013	9.35	10.31	51,609	0.00	1.25	1.45	28.79	28.88
2022	4,891	7.26	8.00	39,069	—	1.30	1.45	(45.37)	(45.36)
2021	4,775	13.29	14.64	69,784	—	1.30	1.45	(17.85)	(17.76)
2020	4,652	16.16	17.82	82,722	0.01	0.25	1.45	34.29	35.98
Rydex VIF Leisure
2024	4,122	13.71	13.82	56,868	—	1.25	1.30	11.55	11.63
2023	4,012	12.29	12.38	49,584	—	1.25	1.45	17.35	17.38
2022	3,905	10.47	10.55	41,115	—	1.30	1.45	(30.62)	(30.55)
2021	3,801	15.09	15.19	57,647	—	1.30	1.45	(3.49)	(3.33)
2020	2,717	15.61	18.59	42,745	—	0.25	1.45	15.74	17.14

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Mid-Cap 1.5x Strategy (e)
2024	3,411	20.03	34.36	72,112	0.01	1.25	1.30	10.41	10.42
2023	3,336	18.14	31.12	64,077	—	0.25	1.45	13.87	15.06
2022	3,691	15.92	20.18	64,085	—	0.25	1.45	(26.40)	(25.62)
2021	3,595	21.63	27.13	84,735	—	0.25	1.45	29.37	30.94
2020	3,523	16.72	28.67	64,254	0.01	0.25	1.45	5.89	7.09
Rydex VIF Money Market
2024	979,887	4.51	6.64	5,325,747	0.04	0.25	1.30	(0.45)	0.64
2023	570,272	4.53	6.67	3,120,786	0.04	0.25	1.45	(0.66)	0.32
2022	681,651	6.21	6.71	3,856,461	0.01	0.25	1.45	(3.45)	(2.51)
2021	439,193	6.37	6.95	2,317,979	—	0.25	1.45	(4.40)	(3.19)
2020	706,568	4.94	7.27	4,161,493	0.00	0.25	1.45	(4.34)	(3.15)
Rydex VIF NASDAQ-100®
2024	5,045	37.92	55.32	225,236	—	0.25	1.30	18.65	19.92
2023	6,390	31.95	46.13	243,288	—	0.25	1.45	46.79	48.33
2022	6,208	21.75	31.10	161,966	—	0.25	1.45	(36.87)	(36.22)
2021	11,856	34.45	48.76	464,911	—	0.25	1.45	20.03	21.51
2020	10,562	28.70	41.24	343,547	0.00	0.25	1.45	38.65	40.32
Rydex VIF NASDAQ-100® 2x Strategy (e)
2024	106	97.52	97.52	10,380	—	1.30	1.30	35.86	35.86
2023	110	71.78	71.78	7,909	—	1.30	1.30	107.10	107.10
2022	355	34.66	34.66	12,290	—	1.30	1.30	(62.66)	(62.66)
2021	118	92.82	92.82	10,981	—	1.30	1.30	46.96	46.96
2020	121	63.16	129.48	7,668	0.00	0.25	1.45	78.68	80.81

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Nova (e)
2024	1,345	29.37	34.79	44,184	—	1.25	1.30	27.14	27.20
2023	1,375	23.10	27.35	35,329	—	1.25	1.45	29.41	29.50
2022	1,563	17.85	21.12	30,580	0.00	1.30	1.45	(33.20)	(33.16)
2021	1,639	26.72	31.60	47,681	0.00	1.30	1.45	36.03	36.19
2020	1,718	19.62	23.70	36,521	0.00	0.25	1.45	14.77	16.12
Rydex VIF Precious Metals
2024	13,707	5.35	9.68	126,831	0.02	0.25	1.30	3.53	4.70
2023	15,018	5.11	9.35	134,533	0.00	0.25	1.45	(0.57)	0.39
2022	15,141	5.09	8.80	134,986	0.00	0.25	1.45	(14.73)	(13.87)
2021	14,483	10.32	11.04	153,319	0.04	1.30	1.45	(13.13)	(13.00)
2020	13,947	6.72	12.69	169,843	0.04	0.25	1.45	28.43	30.13
Rydex VIF Real Estate
2024	5,907	9.73	13.95	76,099	0.01	1.25	1.30	0.58	0.72
2023	5,565	9.66	13.87	71,373	0.01	1.25	1.45	5.69	5.72
2022	5,768	9.14	13.12	70,077	0.01	1.30	1.45	(30.43)	(30.39)
2021	5,854	13.13	18.86	102,900	0.01	1.30	1.45	28.22	28.39
2020	6,842	8.45	14.69	94,607	0.03	0.25	1.45	(9.94)	(8.82)
Rydex VIF Retailing
2024	1,801	15.39	21.60	31,869	—	0.25	1.30	11.63	12.85
2023	3,119	13.77	19.14	53,472	—	0.25	1.45	11.67	12.85
2022	3,233	12.33	16.96	49,851	—	0.25	1.45	(29.54)	(28.86)
2021	3,272	17.50	23.84	71,695	—	0.25	1.45	6.84	8.17
2020	1,759	16.38	22.65	38,837	—	0.25	1.45	37.42	39.04

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Russell 2000® 1.5x Strategy (e)
2024	59	19.07	19.07	1,129	—	1.30	1.30	6.30	6.30
2023	17	17.94	17.94	313	—	1.30	1.30	14.71	14.71
2022	21	15.64	15.64	328	—	1.30	1.30	(36.24)	(36.24)
2021	24	24.53	24.53	596	—	1.30	1.30	13.99	13.99
2020	249	16.27	21.52	5,368	—	0.25	1.45	14.74	16.15
Rydex VIF Russell 2000® 2x Strategy (e)
2024	25	10.62	10.62	263	—	1.30	1.30	4.94	4.94
2023	24	10.12	10.12	244	—	1.30	1.30	16.86	16.86
2022	24	8.66	8.66	204	—	1.30	1.30	(45.36)	(45.36)
2021	23	15.85	15.85	365	—	1.30	1.30	20.44	20.44
2020	22	13.16	17.97	296	0.00	0.25	1.45	12.03	13.40
Rydex VIF S&P 500 2x Strategy (e)
2024	5,826	39.36	49.39	286,725	0.01	1.25	1.30	36.24	36.29
2023	5,688	28.89	36.24	205,278	0.00	1.25	1.45	38.96	39.01
2022	5,496	20.79	26.07	142,915	—	1.30	1.45	(42.28)	(42.25)
2021	5,396	36.02	45.14	242,629	—	1.30	1.45	51.43	51.60
2020	5,212	23.76	29.81	154,984	0.00	0.25	1.45	12.87	14.29
Rydex VIF S&P 500 Pure Growth
2024	7,922	18.76	22.99	170,359	—	1.25	1.30	21.32	21.42
2023	7,915	15.45	18.95	139,488	—	1.25	1.45	1.98	1.99
2022	7,676	15.15	21.19	133,090	—	0.25	1.45	(31.29)	(30.62)
2021	10,582	22.05	30.54	265,263	—	0.25	1.45	22.03	23.49
2020	15,384	18.07	25.41	327,363	—	0.25	1.45	21.77	23.23

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Value
2024	35,828	13.90	17.09	568,638	0.01	0.25	1.30	6.15	7.26
2023	36,023	13.09	16.10	537,910	0.01	0.25	1.45	1.83	2.89
2022	39,792	12.85	14.86	585,927	0.01	0.25	1.45	(6.55)	(5.65)
2021	44,842	13.75	15.75	706,320	0.01	0.25	1.45	26.49	28.15
2020	52,678	10.87	13.36	659,375	0.02	0.25	1.45	(14.48)	(13.49)
Rydex VIF S&P MidCap 400 Pure Growth
2024	11,493	12.47	21.17	171,127	—	0.25	1.30	11.24	12.43
2023	11,374	11.20	18.83	152,500	—	0.25	1.45	9.86	11.03
2022	10,976	10.19	16.96	133,344	—	0.25	1.45	(25.84)	(25.09)
2021	11,064	13.74	22.64	183,320	—	0.25	1.45	7.34	8.64
2020	10,815	12.80	21.42	166,838	—	0.25	1.45	24.76	26.30
Rydex VIF S&P MidCap 400 Pure Value
2024	10,331	16.24	21.49	197,521	—	0.25	1.30	—	1.11
2023	10,381	16.23	21.49	197,873	—	0.25	1.45	22.45	23.76
2022	10,948	13.25	15.32	171,694	0.01	0.25	1.45	(9.12)	(8.26)
2021	10,852	14.58	16.70	186,870	0.00	0.25	1.45	25.58	27.09
2020	10,747	11.61	15.37	147,260	0.00	0.25	1.45	2.65	4.00
Rydex VIF S&P SmallCap 600 Pure Growth
2024	887	12.10	16.77	14,876	—	1.25	1.30	3.65	3.68
2023	2,062	11.67	16.18	32,749	0.00	1.25	1.45	12.52	12.64
2022	1,981	10.36	14.00	28,079	—	0.25	1.45	(32.81)	(32.14)
2021	1,904	15.42	20.63	40,384	—	0.25	1.45	13.97	15.38
2020	2,999	13.53	18.76	55,187	—	0.25	1.45	10.72	12.01
Rydex VIF S&P SmallCap 600 Pure Value
2024	3,860	11.73	14.60	56,380	—	1.25	1.30	(0.68)	(0.59)
2023	4,305	11.80	14.70	61,875	—	1.25	1.45	16.02	16.03
2022	4,167	10.17	12.67	52,062	—	1.30	1.45	(12.07)	(12.02)
2021	3,814	11.56	12.59	54,090	—	0.25	1.45	37.13	38.81
2020	26,329	8.43	10.49	274,108	—	0.25	1.45	(10.03)	(8.98)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Strengthening Dollar 2x Strategy (e)
2024	1,061	4.95	4.95	5,279	0.02	1.30	1.30	15.65	15.65
2023	3,423	4.28	5.71	14,640	0.00	0.25	1.30	(2.95)	(2.06)
2022	6,537	4.41	5.83	30,335	—	0.25	1.30	10.80	11.90
2021	596	3.98	3.98	2,370	—	1.30	1.30	6.42	6.42
2020	679	3.74	8.08	2,539	0.01	0.25	1.45	(17.80)	(16.89)
Rydex VIF Technology
2024	57,144	20.18	33.78	1,590,595	—	1.25	1.30	18.71	18.78
2023	155,855	17.00	28.44	3,301,859	—	1.25	1.45	42.74	42.84
2022	163,987	11.91	19.91	2,383,012	—	1.30	1.45	(38.89)	(38.89)
2021	55,385	19.49	32.58	1,244,708	—	1.30	1.45	15.25	15.39
2020	16,443	16.89	30.10	292,837	—	0.25	1.45	42.71	44.50
Rydex VIF Transportation
2024	1,052	14.40	17.30	15,250	—	1.25	1.30	(2.70)	(2.64)
2023	1,946	14.79	17.78	31,658	—	1.25	1.45	19.25	19.27
2022	1,901	12.40	14.91	25,926	—	1.30	1.45	(37.75)	(37.72)
2021	1,861	19.91	23.95	40,788	—	1.30	1.45	16.91	17.00
2020	914	17.03	20.47	18,709	0.00	0.25	1.45	34.41	36.05
Rydex VIF Utilities
2024	7,879	9.97	15.80	88,562	0.01	0.25	1.30	14.86	16.01
2023	8,052	8.68	13.62	78,979	0.02	0.25	1.30	(11.07)	(10.10)
2022	9,602	9.76	15.15	110,627	0.01	0.25	1.30	(3.17)	(2.13)
2021	7,840	10.08	15.48	93,607	0.02	0.25	1.30	9.68	10.81
2020	7,770	9.19	14.35	83,946	0.02	0.25	1.45	(9.25)	(8.19)

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Weakening Dollar 2x Strategy (e)
2024	45	2.08	2.08	95	0.06	1.30	1.30	(17.13)	(17.13)
2023	45	2.51	2.51	114	0.10	1.30	1.30	(1.18)	(1.18)
2022	45	2.54	2.54	116	—	1.30	1.30	(22.09)	(22.09)
2021	—	3.26	3.26	—	—	1.30	1.30	(17.47)	(17.47)
2020	4,739	3.95	4.99	18,727	—	0.25	1.45	4.83	6.31
T. Rowe Price Blue Chip Growth
2024	31,008	30.16	41.87	1,085,894	—	0.25	1.25	29.50	30.84
2023	27,250	23.29	32.00	758,277	—	0.25	1.45	42.80	44.21
2022	32,316	16.31	22.19	637,897	—	0.25	1.45	(41.20)	(40.60)
2021	86,290	27.74	37.36	2,653,543	—	0.25	1.45	12.22	13.56
2020	44,349	24.72	33.52	1,258,793	—	0.25	1.45	28.08	29.62
T. Rowe Price Equity Income
2024	5,114	15.16	20.43	86,373	0.01	0.25	1.25	6.76	7.87
2023	11,343	14.20	18.94	169,034	0.02	0.25	1.45	4.72	5.81
2022	35,440	13.56	17.90	592,138	0.02	0.25	1.45	(7.57)	(6.67)
2021	31,741	14.67	19.18	592,444	0.01	0.25	1.45	19.76	21.24
2020	31,776	12.25	16.12	492,940	0.02	0.25	1.45	(3.47)	(2.30)
T. Rowe Price Health Sciences
2024	11,539	20.22	34.80	278,704	—	0.25	1.25	(2.84)	(1.83)
2023	11,698	20.81	36.12	290,178	—	0.25	1.45	(1.56)	(0.59)
2022	13,069	21.14	36.34	333,603	—	0.25	1.45	(16.31)	(15.45)
2021	12,637	25.26	42.98	384,258	—	0.25	1.45	7.90	9.22
2020	10,866	23.41	39.35	311,311	—	0.25	1.45	23.60	25.12

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Limited-Term Bond
2024	13,888	7.08	7.58	102,088	0.04	0.25	1.25	0.28	1.34
2023	13,631	7.06	7.48	99,621	0.03	0.25	1.45	0.28	1.36
2022	8,392	7.04	7.38	59,889	0.02	0.25	1.45	(8.69)	(7.75)
2021	8,147	7.71	8.00	63,544	0.01	0.25	1.45	(4.46)	(3.38)
2020	7,899	8.07	8.44	64,292	0.02	0.25	1.45	(0.12)	1.20
Templeton Developing Markets VIP Fund
2024	27,881	8.54	17.40	431,069	0.04	0.25	1.45	2.96	4.16
2023	27,369	8.27	16.90	408,602	0.02	0.25	1.45	7.71	9.08
2022	17,382	13.65	15.69	244,945	0.02	0.25	1.45	(25.39)	(24.50)
2021	28,408	18.08	21.03	456,969	0.01	0.25	1.45	(9.86)	(8.73)
2020	15,929	11.37	23.33	276,201	0.03	0.25	1.45	12.02	13.42
Templeton Foreign VIP Fund
2024	17,140	7.79	13.59	167,936	0.03	0.25	1.45	(5.38)	(4.16)
2023	18,364	8.21	14.18	186,950	0.05	0.25	1.45	15.61	16.90
2022	54,229	7.56	12.13	513,445	0.03	0.25	1.45	(11.68)	(10.55)
2021	54,615	8.01	13.56	583,009	0.02	0.25	1.45	(0.37)	0.82
2020	72,712	8.04	13.77	742,811	0.04	0.25	1.45	(5.52)	(4.31)
Templeton Global Bond VIP Fund
2024	14,576	5.12	5.86	76,324	—	0.25	1.25	(15.09)	(14.20)
2023	14,223	6.03	6.83	87,369	—	0.25	1.45	(1.47)	(0.44)
2022	27,002	6.12	6.86	176,396	—	0.25	1.45	(8.79)	(7.92)
2021	28,679	6.71	7.45	204,921	—	0.25	1.45	(9.20)	(8.02)
2020	28,995	7.39	8.26	226,612	0.07	0.25	1.45	(9.44)	(8.22)
VanEck VIP Global Gold
2024	5,559	9.49	9.68	52,952	0.01	0.25	1.25	9.63	10.86
2023	1,271	8.83	8.83	11,197	—	1.25	1.45	5.75	5.75
2022	1,236	8.35	8.35	10,290	—	1.45	1.45	(16.92)	(16.92)
2021	1,202	10.05	10.05	12,051	0.04	1.45	1.45	(17.76)	(17.76)
2020	5,528	11.48	12.22	67,551	0.01	0.25	1.45	32.54	34.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VanEck VIP Global Resources
2024	1,508	4.65	5.73	8,633	0.03	0.25	1.25	(7.13)	(6.25)
2023	1,473	4.96	6.17	9,073	0.05	0.25	1.45	(7.77)	(6.94)
2022	17,489	5.33	6.69	95,111	0.02	0.25	1.45	3.56	4.72
2021	17,874	5.09	6.46	92,866	0.00	0.25	1.45	13.53	14.90
2020	16,791	4.43	5.69	74,391	0.01	0.25	1.45	13.80	15.01
Vanguard® VIF Balanced
2024	13,127	14.15	15.94	197,417	0.03	0.25	1.65	9.52	11.16
2023	19,469	12.92	14.34	260,722	0.02	0.25	1.85	9.12	10.65
2022	19,190	11.84	12.96	234,385	0.02	0.25	1.85	(18.18)	(17.03)
2021	18,925	14.47	15.62	281,191	0.02	0.25	1.85	13.40	15.19
2020	18,620	12.76	13.68	242,698	0.02	0.25	1.85	5.37	7.13
Vanguard® VIF Capital Growth
2024	5,863	19.92	19.92	116,828	0.01	1.65	1.65	8.20	8.20
2023	4,113	18.41	18.41	75,722	0.01	1.65	1.85	22.16	22.16
2022	2,016	15.07	15.07	30,392	0.01	1.85	1.85	(19.28)	(19.28)
2021	3,798	18.67	18.67	70,943	0.01	1.85	1.85	15.75	15.75
2020	1,919	16.13	17.29	30,950	0.01	0.25	1.85	11.86	13.68
Vanguard® VIF Conservative Allocation
2024	20,054	10.27	11.57	209,853	0.03	0.25	1.65	2.60	4.05
2023	20,201	10.01	11.12	206,260	0.02	0.25	1.85	7.29	8.91
2022	19,643	9.33	10.21	186,269	0.02	0.25	1.85	(18.73)	(17.59)
2021	15,706	11.48	11.48	180,320	0.02	1.85	1.85	0.97	0.97
2020	15,241	11.37	12.19	173,310	0.02	0.25	1.85	6.46	8.16
Vanguard® VIF Diversified Value
2024	45,663	16.36	18.42	841,345	0.02	0.25	1.65	9.65	11.23
2023	50,534	14.92	16.56	824,785	0.00	0.25	1.85	14.68	16.29
2022	10,914	13.01	14.24	145,444	0.01	0.25	1.85	(15.52)	(14.32)
2021	9,492	15.40	16.62	148,092	—	0.25	1.85	24.29	26.29
2020	—	12.39	13.29	—	—	0.25	1.85	6.44	8.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Equity Income
2024	49,738	16.16	18.19	820,723	0.03	0.25	1.65	9.93	11.46
2023	49,091	14.70	16.32	735,331	0.03	0.25	1.85	3.16	4.62
2022	48,458	14.25	15.60	701,678	0.02	0.25	1.85	(5.19)	(3.82)
2021	46,530	15.03	16.22	707,598	0.02	0.25	1.85	19.38	21.32
2020	42,912	12.59	13.50	544,440	0.02	0.25	1.85	(1.64)	(0.07)
Vanguard® VIF Equity Index
2024	108,453	21.09	23.75	2,547,644	0.01	0.25	1.65	19.15	20.87
2023	105,323	17.70	19.65	2,050,012	0.01	0.25	1.85	20.33	22.05
2022	48,534	14.71	16.10	767,320	0.01	0.25	1.85	(21.92)	(20.81)
2021	43,966	18.84	20.33	877,885	0.01	0.25	1.85	22.50	24.42
2020	34,555	15.38	16.49	554,278	0.01	0.25	1.85	12.59	14.36
Vanguard® VIF Global Bond Index
2024	1,111	7.94	7.94	8,826	0.03	1.65	1.65	(2.70)	(2.70)
2023	1,080	8.16	8.16	8,814	0.02	1.65	1.85	1.75	1.75
2022	1,051	8.02	8.02	8,429	0.03	1.85	1.85	(17.15)	(17.15)
2021	1,021	9.68	9.68	9,885	0.02	1.85	1.85	(6.47)	(6.47)
2020	991	10.35	10.63	10,260	0.02	0.25	1.85	1.67	3.20
Vanguard® VIF Growth
2024	11,610	23.34	23.34	271,003	—	1.65	1.65	27.05	27.05
2023	13,058	18.37	18.37	239,894	0.00	1.65	1.85	33.79	33.79
2022	13,000	13.73	13.73	178,526	—	1.85	1.85	(36.38)	(36.38)
2021	12,940	21.58	21.58	279,307	0.00	1.85	1.85	12.28	12.28
2020	12,825	19.22	20.61	246,551	0.00	0.25	1.85	36.31	38.51
Vanguard® VIF High Yield Bond
2024	14,579	10.03	11.29	152,009	0.05	0.25	1.65	1.62	3.01
2023	17,454	9.87	10.96	180,043	0.05	0.25	1.85	6.59	8.09
2022	16,980	9.26	10.14	163,352	0.05	0.25	1.85	(13.54)	(12.28)
2021	17,217	10.71	11.56	190,749	0.04	0.25	1.85	(1.20)	0.35
2020	14,434	10.84	11.63	159,887	0.04	0.25	1.85	0.65	2.29

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF International
2024	45,611	14.20	15.99	711,767	0.01	0.25	1.65	4.03	5.47
2023	50,506	13.65	15.16	746,230	0.01	0.25	1.85	9.38	10.98
2022	28,047	12.48	13.66	367,815	0.01	0.25	1.85	(33.26)	(32.31)
2021	28,915	18.70	20.18	560,067	0.00	0.25	1.85	(6.22)	(4.72)
2020	27,815	19.94	21.38	567,206	0.01	0.25	1.85	50.04	52.50
Vanguard® VIF Mid-Cap Index
2024	35,175	15.76	17.74	600,837	0.01	0.25	1.65	9.83	11.36
2023	36,266	14.35	15.93	559,640	0.01	0.25	1.85	10.64	12.18
2022	38,848	12.97	14.20	537,453	0.01	0.25	1.85	(22.52)	(21.42)
2021	40,067	16.74	18.07	709,214	0.01	0.25	1.85	18.47	20.39
2020	37,374	14.13	15.15	551,510	0.01	0.25	1.85	12.41	14.25
Vanguard® VIF Moderate Allocation
2024	137,937	11.96	13.47	1,839,040	0.01	0.25	1.65	5.28	6.82
2023	167,272	11.36	12.61	2,091,003	0.02	0.25	1.85	10.29	11.89
2022	108,911	10.30	11.27	1,215,084	0.02	0.25	1.85	(19.72)	(18.63)
2021	102,005	12.83	13.85	1,399,817	0.00	0.25	1.85	4.82	6.54
2020	15,977	12.24	13.12	198,115	0.02	0.25	1.85	8.32	10.07
Vanguard® VIF Real Estate Index
2024	9,591	10.48	11.80	108,998	0.04	0.25	1.65	—	1.37
2023	8,292	10.48	11.64	92,937	0.02	0.25	1.85	6.61	8.18
2022	5,056	9.83	10.76	51,632	0.01	0.25	1.85	(29.63)	(28.65)
2021	10,088	13.97	15.08	143,170	0.01	0.25	1.85	33.56	35.73
2020	3,667	10.46	11.21	38,917	0.03	0.25	1.85	(9.36)	(7.96)
Vanguard® VIF Short Term Investment Grade
2024	103,575	7.94	8.94	877,360	0.03	0.25	1.65	0.13	1.59
2023	77,586	7.93	8.80	660,534	0.01	0.25	1.85	1.28	2.68
2022	45,708	7.83	8.57	371,405	0.03	0.25	1.85	(10.00)	(8.73)
2021	37,674	8.70	9.39	336,499	0.02	0.25	1.85	(5.13)	(3.59)
2020	39,308	9.17	9.83	365,963	0.03	0.25	1.85	0.44	2.08

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Small Company Growth (e)
2024	4,923	14.85	16.72	74,691	0.01	0.25	1.65	6.30	7.80
2023	4,806	13.97	15.51	68,423	0.00	0.25	1.85	14.23	15.83
2022	4,698	12.23	13.39	58,415	0.00	0.25	1.85	(28.73)	(27.70)
2021	4,593	17.16	18.52	79,926	0.00	0.25	1.85	8.81	10.57
2020	4,482	15.77	16.91	71,474	0.01	0.25	1.85	17.34	19.25
Vanguard® VIF Total Bond Market Index
2024	303,446	7.27	8.18	2,427,867	0.03	0.25	1.65	(3.32)	(2.04)
2023	319,038	7.52	8.35	2,612,104	0.01	0.25	1.85	0.80	2.20
2022	134,151	7.46	8.17	1,052,635	0.02	0.25	1.85	(17.20)	(15.95)
2021	128,716	9.01	9.72	1,207,992	0.02	0.25	1.85	(6.34)	(4.89)
2020	116,972	9.62	10.32	1,159,651	0.03	0.25	1.85	2.45	4.14
Vanguard® VIF Total International Stock Market Index
2024	22,332	10.13	11.00	236,732	0.03	0.25	1.65	0.30	1.66
2023	18,161	10.10	10.82	189,365	0.02	0.25	1.85	10.26	11.89
2022	11,678	9.16	9.67	107,993	0.03	0.25	1.85	(19.86)	(18.74)
2021	12,808	11.43	11.90	147,460	0.02	0.25	1.85	3.44	5.12
2020	9,121	11.05	11.35	100,809	0.02	0.25	1.85	5.84	7.58
Vanguard® VIF Total Stock Market Index
2024	90,112	20.18	22.73	1,989,465	0.01	0.25	1.65	18.01	19.76
2023	90,002	17.10	18.98	1,661,795	0.01	0.25	1.85	20.25	21.98
2022	33,908	14.22	15.56	493,434	0.01	0.25	1.85	(23.22)	(22.16)
2021	37,353	18.52	19.99	700,754	0.01	0.25	1.85	19.64	21.59
2020	76,536	15.48	16.59	1,188,721	0.02	0.25	1.85	14.84	16.67

(e)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Duff & Phelps Real Estate Securities Series
2024	1,277	13.29	14.48	16,984	0.02	0.25	1.25	6.24	7.34
2023	1,245	12.51	13.49	15,578	0.02	0.25	1.45	6.47	7.49
2022	5,658	11.75	12.55	70,006	0.01	0.25	1.45	(29.17)	(28.41)
2021	5,820	16.59	17.53	100,899	0.01	0.25	1.45	40.12	41.71
2020	6,775	11.84	12.55	83,160	0.01	0.25	1.45	(5.88)	(4.71)
Virtus KAR Small-Cap Growth Series
2024	9,608	27.50	30.70	272,629	—	0.25	1.25	5.16	6.23
2023	11,667	26.15	28.90	311,687	—	0.25	1.45	14.74	15.88
2022	11,558	22.79	24.94	268,510	—	0.25	1.45	(33.23)	(32.54)
2021	25,408	34.13	36.97	879,849	—	0.25	1.45	0.41	1.62
2020	20,335	33.99	36.84	696,170	—	0.25	1.45	38.34	39.97
Virtus Newfleet Multi-Sector Intermediate Bond Series
2024	—	8.76	8.76	—	0.01	1.25	1.25	1.51	1.51
2023	1,076	8.63	8.63	9,314	0.05	1.25	1.45	4.10	4.10
2022	1,046	8.29	8.29	8,695	0.01	1.45	1.45	(13.28)	(13.28)
2021	6,417	9.56	9.56	61,347	0.03	1.45	1.45	(3.34)	(3.34)
2020	6,228	9.89	10.36	61,591	0.02	0.25	1.45	1.85	3.19
Virtus SGA International Growth Series
2024	6,495	8.03	8.03	52,130	—	0.25	0.25	(8.65)	(8.65)
2023	6,493	8.79	8.79	57,031	0.00	0.25	0.25	14.30	14.30
2022	25,077	7.69	7.69	192,874	—	0.25	0.25	(21.21)	(21.21)
2021	26,748	9.76	9.76	261,079	—	0.25	0.25	4.83	4.83
2020	27,929	9.04	9.45	259,986	—	0.25	1.45	18.32	19.62
Voya MidCap Opportunities Portfolio
2024	3,564	18.91	18.91	67,401	—	1.25	1.25	10.39	10.39
2023	3,477	17.13	17.13	59,558	—	1.25	1.45	18.22	18.22
2022	3,392	14.49	14.49	49,144	—	1.45	1.45	(28.48)	(28.48)
2021	3,310	20.26	20.26	67,072	—	1.45	1.45	6.74	6.74
2020	3,224	18.98	22.83	61,161	0.00	0.25	1.45	34.42	36.05

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VY CBRE Global Real Estate Portfolio
2024	1,127	8.87	10.13	11,227	0.02	0.25	1.25	(4.21)	(3.25)
2023	2,653	9.26	10.47	25,732	0.02	0.25	1.45	7.42	8.61
2022	2,592	8.62	9.64	23,316	0.03	0.25	1.45	(28.35)	(27.63)
2021	2,748	12.03	13.32	34,541	0.03	0.25	1.45	28.12	29.57
2020	2,710	9.39	10.43	26,482	0.05	0.25	1.45	(9.36)	(8.27)
VY CBRE Real Estate Portfolio
2024	1,819	13.84	13.84	25,176	0.02	0.25	0.25	0.80	0.80
2023	1,768	13.73	13.73	24,280	0.02	0.25	0.25	10.28	10.28
2022	1,720	12.45	12.45	21,422	0.01	0.25	0.25	(29.58)	(29.58)
2021	1,673	17.68	17.68	29,575	0.02	0.25	0.25	46.97	46.97
2020	1,627	10.73	12.22	19,577	—	0.25	1.45	(10.73)	(9.68)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Variable Annuity Account A

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.